UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10543

Name of Fund:	BlackRock Core Bond Trust (BHK)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800) 882‑0052, Option 4
Date of fiscal year end: 12/31/2025
Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock Core Bond Trust (BHK)
BlackRock Corporate High Yield Fund, Inc. (HYT)
BlackRock Credit Allocation Income Trust (BTZ)
BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Core Bond Trust’s (BHK), BlackRock Corporate High Yield Fund, Inc.’s (HYT), BlackRock Credit Allocation Income Trust’s (BTZ) and BlackRock Floating Rate Income Trust’s (BGT) (collectively the “Trusts”, or individually a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2025
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BHK	$ 0.280964	$ —	$ —	$ 0.166636	$ 0.447600	63%	— %	— %	37%	100%
HYT	0.347619	—	—	0.119781	0.467400	74	—	—	26	100
BTZ	0.355380	—	—	0.148020	0.503400	71	—	—	29	100
BGT	0.432208	—	—	0.289472	0.721680	60	—	—	40	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.
Managed Distribution Plan
The Trusts, each with the approval of its Board of Trustees or Board of Directors, as applicable (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis.
Trust Name	Amount Per Common Share
BHK	$ 0.074600
HYT	0.077900
BTZ	0.083900
BGT	0.120280
The fixed amounts distributed per share are subject to change at the discretion of each Trust’s Board. Each Trust is currently not relying on any exemptive relief from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Trust will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Trust’s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust’s total return performance is presented in its financial highlights table.
Each Trust’s Board may amend, suspend or terminate a Trust’s Plan at any time without prior notice to the Trust’s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust’s stock is trading at or above net asset value) or widening an existing trading discount. Each Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to BHK’s, HYT’s and BGT’s prospectus for a more complete description of a Trust’s risks.

2025 BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.
Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025

BlackRock Core Bond Trust (BHK)
Investment Objective
BlackRock Core Bond Trust’s (BHK) (the “Trust”) investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. Under normal market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds, U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that, at the time of investment, are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings ("S&P"), Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its total managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($9.72)(a)	9.21%
Current Monthly Distribution per Common Share(b)	$0.074600
Current Annualized Distribution per Common Share(b)	$0.895200
Leverage as of June 30, 2025(c)	24%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 9.72	$ 10.46	(7.07)%	$ 11.00	$ 9.50
Net Asset Value	10.06	10.30	(2.33)	10.59	9.91
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	2.03%	4.18%	(1.55)%	3.23%
Trust at Market Price(a)(b)	(2.92)	(0.66)	(1.57)	4.16
Bloomberg U.S. Credit Index(c)	4.22	6.83	0.12	2.80
Reference Benchmark(d)	3.99	6.24	(0.53)	2.74
Bloomberg U.S. Long Government/Credit Index(e)	3.38	3.32	(4.93)	1.79
Bloomberg Intermediate Credit Index(f)	4.45	7.64	1.45	2.81
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(g)	4.57	10.29	5.96	5.37
Bloomberg CMBS, Eligible for U.S. Aggregate Index(h)	4.49	7.74	0.86	2.52
Bloomberg MBS Index(i)	4.23	6.52	(0.60)	1.30
Bloomberg ABS Index(j)	2.93	6.33	1.94	2.30

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(d)
The Reference Benchmark is comprised of the Bloomberg U.S. Long Government/Credit Index (40%); Bloomberg Intermediate Credit Index (24%); Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Index (16%); Bloomberg CMBS, Eligible for U.S. Aggregate Index (8%); Bloomberg MBS Index (8%); and Bloomberg ABS Index (4%). The Reference
Benchmark’s index content and weightings may have varied over past periods.

(e)
An unmanaged index that is the long component of the Bloomberg U.S. Government/Credit Index. It includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

(f)
An unmanaged index that is the intermediate component of the Bloomberg U.S. Credit Index. The Bloomberg U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

(g)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(h)	An unmanaged index that is the CMBS component of the Bloomberg U.S. Aggregate Index.
Trust Summary

Trust Summary as of June 30, 2025(continued)

BlackRock Core Bond Trust (BHK)
(i)
An unmanaged index is a market value-weighted index, which covers the mortgage-backed securities component of the Bloomberg U.S. Aggregate Bond Index. It is comprised of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the
Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

(j)	An unmanaged index that is the asset-backed securities component of the Bloomberg U.S. Aggregate Index.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Exposure to U.S. credit sectors including high yield corporate bonds, investment grade corporate bonds, and collateralized loan obligations (“CLOs”) contributed to the Trust’s performance over the period. Holdings of both agency and non-agency mortgage-backed securities (“MBS”) also proved additive.
The main detractors from the Trust’s absolute performance were the use of reverse repurchase agreements and derivatives. Derivatives are utilized by the Trust in order to hedge and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the portfolio.
Describe recent portfolio activity.
Given the interest rate volatility seen during the period, the Trust shifted duration (and corresponding interest rate sensitivity) tactically, adding to duration as the Treasury yield moved higher and trimming on yield declines.
As the period opened, the Trust trimmed risk positions to realize gains. In the second quarter, the Trust began reallocating into spread sectors, particularly high yield corporate bonds and agency MBS, as spreads widened on tariff-related uncertainty and geopolitical tensions.
Toward the end of the period, the Trust again trimmed credit exposure, especially within investment grade and high yield corporate bonds, given a recovery in risk assets from earlier tariff-related spread widening.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
The Trust successfully completed a rights offering in June 2025, raising $166 million and providing capital to invest in attractive income opportunities to support the Trust’s monthly distribution rate. As a result of high investor demand, the rights offering was over-subscribed, and the Trust exercised the over-subscription privilege. BlackRock, not the Trust, covered all expenses of the offering and structured the offering to limit NAV dilution to $(0.14) per share or approximately (1.4)% of NAV.
Describe portfolio positioning at period end.
At period end, the Trust maintained diversified exposure across non-government spread sectors, including investment grade and high yield corporate bonds, non-agency MBS, and CLOs. The Trust also held exposure to government-related sectors such as U.S. Treasuries and agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock Core Bond Trust (BHK)
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Corporate Bonds	44.8%
U.S. Treasury Obligations	15.2
U.S. Government Sponsored Agency Securities	11.4
Non-Agency Mortgage-Backed Securities	10.3
Asset-Backed Securities	7.0
Preferred Securities	5.0
Municipal Bonds	3.2
Floating Rate Loan Interests	1.7
Foreign Agency Obligations	1.1
Other*	0.3

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	35.2%
AA/Aa	4.4
A	12.8
BBB/Baa	15.8
BB/Ba	11.1
B	11.2
CCC/Caa	2.8
D	— (d)
N/R	6.7

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

(d)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary as of June 30, 2025

BlackRock Corporate High Yield Fund, Inc. (HYT)
Investment Objective
BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($9.75)(a)	9.59%
Current Monthly Distribution per Common Share(b)	$0.077900
Current Annualized Distribution per Common Share(b)	$0.934800
Leverage as of June 30, 2025(c)	23%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 9.75	$ 9.81	(0.61)%	$ 9.97	$ 8.45
Net Asset Value	9.69	9.67	0.21	9.76	9.15
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	5.19%	11.13%	7.45%	6.57%
Trust at Market Price(a)(b)	4.32	10.78	8.80	8.22
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(c)	4.57	10.29	5.96	5.37

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
In terms of credit tiers, B, BB, and CC rated issues were the leading contributors, respectively. At the sector level, the largest contributions came from information technology, property and casualty, and wireline telecommunications.
At a time of strong returns for the broader high yield market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, risk management strategies—which involve the use of derivatives—were a very small detractor.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock Corporate High Yield Fund, Inc. (HYT)
Describe recent portfolio activity.
The Fund increased its allocation to BBs and B1s, while trimming its position B2s. It also increased its weighting in high-yield bonds and reduced its holdings in bank loans.
Describe portfolio positioning at period end.
The Fund had a large underweight in BBs and was overweight in Bs and CCCs. The Fund maintained tactical allocations to both loans and investment-grade corporate bonds. Technology, property and casualty, and wirelines were among the top sector overweights, while retailers, consumer products, and construction machinery were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Corporate Bonds	83.9%
Floating Rate Loan Interests	7.4
Preferred Securities	5.5
Fixed Rate Loan Interests	1.4
Other*	1.8

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
A	0.1%
BBB/Baa	3.9
BB/Ba	33.8
B	48.0
CCC/Caa	10.3
N/R	3.9

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Consolidated Schedule of Investments for details.
Trust Summary

Trust Summary as of June 30, 2025

BlackRock Credit Allocation Income Trust (BTZ)
Investment Objective
BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($10.92)(a)	9.22%
Current Monthly Distribution per Common Share(b)	$0.083900
Current Annualized Distribution per Common Share(b)	$1.006800
Leverage as of June 30, 2025(c)	35%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 10.92	$ 10.46	4.40%	$ 10.92	$ 9.86
Net Asset Value	11.36	11.27	0.80	11.38	10.83
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	5.59%	10.56%	3.68%	5.19%
Trust at Market Price(a)(b)	9.36	11.83	4.87	6.38
Reference Benchmark(c)	4.39	8.13	2.20	3.87
Bloomberg U.S. Credit Index(d)	4.22	6.83	0.12	2.80
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	4.57	10.29	5.96	5.37
Bloomberg USD Capital Securities Index(f)	4.49	8.15	1.84	4.19

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Credit Index (50.36%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (29.93%), and the Bloomberg
USD Capital Securities Index (19.71%).

(d)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

(e)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(f)	An unmanaged index that tracks fixed-rate, investment grade capital securities denominated in USD.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock Credit Allocation Income Trust (BTZ)
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Trust’s performance over the period were led by U.S. credit exposures, in particular to high yield corporate bonds, investment grade corporate bonds, capital securities, collateralized loan obligations (“CLOs”) and bank loans. Allocations to Asian corporate bonds and European high yield corporate bonds contributed as well.
Positioning with respect to interest rates and an allocation to equities were the primary detractors.
Describe recent portfolio activity.
Over the reporting period, the Trust increased exposure to floating rate securities, most notably CLOs. The Trust also added to holdings of high yield corporate bonds and European investment grade corporate bonds. The allocation to U.S. investment grade corporate was trimmed as relative value shifted away from the asset class. Exposure to European high yield corporate bonds was decreased as well.
In addition to employing leverage, the Trust uses derivatives as part of its investment strategy, including forward contracts to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars and interest rate futures to adjust duration positioning tactically as needed.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe portfolio positioning at period end.
At period end, the Trust was positioned relatively conservatively with a preference for floating rate securities given elevated interest rate levels. In this vein, the CLO allocation was near historic highs given the asset class’s attractive floating rate income and structural protection. Similarly, exposure to floating rate bank loans was higher than usual as all-in yields remained high and default rates expectations stabilized.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Corporate Bonds	66.2%
Asset-Backed Securities	11.5
U.S. Government Sponsored Agency Securities	8.9
Preferred Securities	6.9
Floating Rate Loan Interests	4.6
Foreign Agency Obligations	1.1
Other*	0.8

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(c)
AAA/Aaa(d)	17.2%
AA/Aa	3.7
A	10.7
BBB/Baa	29.1
BB/Ba	19.0
B	15.8
CCC/Caa	2.6
N/R	1.9

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes short-term securities.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary as of June 30, 2025

BlackRock Floating Rate Income Trust (BGT)
Investment Objective
BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital to the extent consistent with its primary objective of high current income. The Trust seeks to achieve its investment objectives by investing primarily, under normal market conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($12.52)(a)	11.53%
Current Monthly Distribution per Common Share(b)	$0.120280
Current Annualized Distribution per Common Share(b)	$1.443360
Leverage as of June 30, 2025(c)	18%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 12.52	$ 12.86	(2.64)%	$ 12.93	$ 10.95
Net Asset Value	12.17	12.57	(3.18)	12.62	11.88
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	2.66%	7.20%	8.64%	5.88%
Trust at Market Price(a)(b)	3.23	10.12	12.29	7.37
Morningstar LSTA Leveraged Loan Index(c)	2.81	7.29	7.45	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance. In terms of credit tiers, B and BBs were the leading contributors. At the sector level, the largest contributions came from information technology, diversified manufacturing, and property and casualty.
At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to the construction machinery sector was a small detractor, as were risk management strategies.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of June 30, 2025(continued)

BlackRock Floating Rate Income Trust (BGT)
Describe recent portfolio activity.
The Fund increased its allocation to BBBs, B1, and B3 rated issues, and it reduced its positions in B2s and CCCs. Asset allocation was largely unchanged, aside from a modest increase in high yield and a small reduction in collateralized loan obligations.
The Trust continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Trust was overweight in BBBs, BBs, and B1s, and it was underweight in B2s, B3s, and bonds rated CCC and below. The top sector overweights included property and casualty, diversified manufacturing, and gaming. Healthcare, retailers, and home construction were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Floating Rate Loan Interests	88.3%
Investment Companies	8.1
Corporate Bonds	1.7
Other*	1.9

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
A	0.1%
BBB/Baa	8.3
BB/Ba	26.8
B	51.8
CCC/Caa	3.7
N/R	9.3

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust’s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.66%, 04/16/37(a)(b)	USD	650	$ 654,054
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/22/38		1,295	1,298,247
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/22/38		777	778,642
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.48%, 04/20/31(a)(b)		250	251,442
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3- mo. CME Term SOFR + 1.21%), 5.48%, 10/20/30(a)(b)		253	253,446
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 6.68%, 10/20/34(a)(b)		500	501,530
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.64%, 07/24/34(a)(b)		250	248,233
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38(a)(b)		500	500,723
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.98%, 01/20/31(a)(b)		1,500	1,500,468
Birch Grove CLO Ltd., Series 2021-3A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 7.12%, 01/19/38(a)(b)		250	251,431
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.86%, 04/15/37(a)(b)		1,200	1,207,856
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.34%, 07/18/34(a)(b)		2,500	2,500,193
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.42%, 07/15/31		250	250,551
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 7.87%, 04/15/34		500	498,717
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.29%, 04/20/32(a)(b)		391	390,257
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.77%, 10/15/34(a)(b)		250	249,032
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		500	501,057
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.07%, 04/20/35(a)(b)		400	400,545
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.07%, 07/16/30		500	506,461
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 01/22/31		391	391,507
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.72%, 04/21/37		1,000	1,006,255
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,036	1,038,590
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38		1,295	1,296,882
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.32%, 10/20/37		500	501,218
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.62%, 07/15/36		500	502,357
Security		Par (000)	Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)	USD	164	$ 164,432
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.57%, 01/15/37(a)		714	682,848
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3- mo. CME Term SOFR + 3.11%), 7.37%, 10/15/30(a)(b)		280	279,989
Dryden CLO Ltd.(a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.92%, 01/15/31		1,320	1,319,756
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.18%, 04/18/31		1,250	1,245,429
Dryden Senior Loan Fund(a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 01/15/31		94	94,429
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/30		250	250,667
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3-mo. CME Term SOFR + 1.51%), 5.78%, 01/20/30(a)(b)		1,000	1,000,060
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	92,188
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 6.97%, 10/20/36(a)(b)		500	503,298
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,300	1,308,097
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/18/37(a)(b)		250	251,000
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	122,837
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3- mo. CME Term SOFR + 2.01%), 6.28%, 04/20/31(a)(b)	USD	250	250,559
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)		470	470,337
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.09%, 07/20/34(a)(b)		250	250,207
Gracie Point International Funding LLC, Series 2023- 1A, Class D, (90-day Avg SOFR + 4.50%), 8.85%, 09/01/26(a)(b)		162	161,983
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,889
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, 10/20/32(b)		630	636,025
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. Term SOFR + 0.59%), 4.91%, 09/25/36(a)		5,775	1,533,908
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/18/37(a)(b)		1,300	1,305,229
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.78%, 04/19/33(a)(b)		500	500,370
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.51%, 07/27/31		548	548,764

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.(a)(b) (continued)
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.54%, 07/27/31	USD	600	$ 601,330
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.21%, 04/15/37(a)(b)		1,000	1,003,573
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.44%, 07/17/34(a)(b)		250	250,439
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.18%, 01/22/35(a)(b)		250	249,159
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		358	347,751
Series 2019-GA, Class A, 2.40%, 10/15/68		112	107,626
Series 2021-CA, Class A, 1.06%, 10/15/69		591	531,916
Series 2021-DA, Class C, 3.48%, 04/15/60		407	379,688
Series 2021-EA, Class A, 0.97%, 12/16/69		716	640,354
Series 2023-A, Class A, 5.51%, 10/15/71		128	130,603
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	409,796
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,744,818
Series 2021-CA, Class AFL, (1 mo. Term SOFR + 0.85%), 5.17%, 04/20/62(a)		258	257,062
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-31A, Class AR2, (3-mo. CME Term SOFR + 1.23%), 5.50%, 01/20/39		1,615	1,616,211
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 01/20/35		400	400,329
OCP CLO Ltd.(a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/26/36		500	502,064
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.61%, 11/26/37		1,000	1,003,763
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,003,015
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.57%, 07/15/34(a)(b)		250	250,161
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.50%, 07/19/30(a)(b)		363	362,986
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/25/31(a)(b)		500	500,066
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.28%, 01/22/30(a)(b)		500	500,812
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 7.20%, 01/20/31(a)(b)		1,000	999,293
Palmer Square CLO Ltd.(a)(b)
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 11/15/36		250	251,026
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.63%, 11/15/36		250	251,609
Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38		920	922,783
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.18%, 07/25/51(a)(b)		48	48,728
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)	USD	1,700	$ 1,703,727
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38(a)(b)		850	850,718
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.66%, 01/15/38(a)(b)		1,709	1,716,595
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.69%, 10/23/30(a)(b)		500	501,120
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 5.49%, 10/26/34(a)(b)		500	499,996
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		626	615,956
Series 2019-B, Class A2A, 2.84%, 06/15/37		140	137,076
Series 2021-A, Class A2B, 1.59%, 01/15/53		268	246,466
Series 2021-A, Class B, 2.31%, 01/15/53		157	152,120
Series 2021-C, Class C, 3.00%, 01/15/53		108	93,761
Series 2021-C, Class D, 3.93%, 01/15/53		53	47,475
Series 2021-D, Class A1A, 1.34%, 03/17/53		773	721,595
Series 2022-C, Class A1A, 4.48%, 05/16/50		257	255,869
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 6.10%, 10/16/56(a)		172	174,925
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,197	1,228,727
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	—
Series 2004-2, Class Note, 2.08%, 03/30/30		286	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		11	9,557
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	298,485
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.13%, 04/23/35(a)(b)		600	600,787
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.45%, 07/15/30(a)(b)		229	229,462
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 6.38%, 07/25/37		1,750	1,758,129
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.43%, 07/25/37		250	249,868
Trimaran CAVU Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.25%, 11/26/32		500	500,322
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.79%, 10/25/34		500	505,416
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.21%, 07/20/36		500	501,153
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	12	16,660
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	202	202,000
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 5.56%, 04/17/30		1	1,001
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.(a)(b) (continued)
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 06/07/30	USD	250	$ 251,048
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 5.77%, 07/15/31		1,000	1,000,451
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38(a)(b)		750	752,186
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 01/20/35(a)(b)		725	726,111
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.38%, 07/24/36(a)(b)		500	499,164
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.18%, 10/24/37(a)(b)		500	500,337
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.11%, 10/15/35		250	249,329
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.91%, 10/15/35		250	250,334
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)(c)		725	680,347
Total Asset-Backed Securities — 8.9% (Cost: $65,539,830)			64,548,229

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(c)(e)	465	13,020
Total Common Stocks — 0.0% (Cost: $13,485)		13,020

		Par (000)
Corporate Bonds
Advertising Agencies — 0.5%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	245	242,213
7.75%, 04/15/28		237	223,965
9.00%, 09/15/28(f)		697	730,333
7.50%, 06/01/29		752	695,523
7.88%, 04/01/30(f)		395	407,736
CMG Media Corp., 8.88%, 06/18/29(b)		127	119,718
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(f)		500	464,882
Lamar Media Corp., 4.00%, 02/15/30		21	20,061
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		321	312,553
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		46	45,770
4.25%, 01/15/29		264	252,562
4.63%, 03/15/30		66	63,037
Security		Par (000)	Value
Advertising Agencies (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) (continued)
7.38%, 02/15/31	USD	72	$ 76,228
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	66,000
			3,720,581
Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		236	244,571
Boeing Co.
3.20%, 03/01/29		1,840	1,751,488
2.95%, 02/01/30		800	741,646
6.53%, 05/01/34		550	597,591
Bombardier, Inc.(b)
6.00%, 02/15/28		161	161,969
7.50%, 02/01/29		3	3,150
8.75%, 11/15/30		482	521,803
7.25%, 07/01/31		100	104,970
7.00%, 06/01/32		162	168,704
6.75%, 06/15/33		109	112,946
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		701	709,767
General Electric Co., 6.15%, 08/07/37		2,150	2,334,010
Goat Holdco LLC, 6.75%, 02/01/32(b)		109	110,803
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,126,533
1.80%, 01/15/31		300	259,492
Lockheed Martin Corp., 3.80%, 03/01/45		800	630,344
Northrop Grumman Corp.
4.70%, 03/15/33		400	398,773
4.75%, 06/01/43		850	768,770
RTX Corp.
2.38%, 03/15/32		1,000	870,114
5.15%, 02/27/33		900	919,960
4.50%, 06/01/42		300	265,537
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		363	385,147
9.75%, 11/15/30		342	377,175
TransDigm, Inc.(b)
6.75%, 08/15/28		177	180,742
6.38%, 03/01/29		647	663,784
7.13%, 12/01/31		292	305,934
6.63%, 03/01/32		1,733	1,794,337
6.00%, 01/15/33		870	874,727
6.38%, 05/31/33		1,604	1,605,454
Triumph Group, Inc., 9.00%, 03/15/28(b)		428	447,277
			19,437,518
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		127	127,528
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		60	63,604
			191,132
Automobile Components — 0.5%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		465	398,018
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27(f)		1,204	1,209,274
6.75%, 05/15/28		525	538,888
6.75%, 02/15/30		190	197,560
4.75%, 06/15/31	EUR	105	124,160
Dana, Inc.
4.25%, 09/01/30	USD	46	45,338
4.50%, 02/15/32		70	68,426

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Goodyear Tire & Rubber Co.
6.63%, 07/15/30	USD	88	$ 89,763
5.25%, 04/30/31		6	5,762
5.63%, 04/30/33		81	77,554
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(g)	EUR	100	124,298
Schaeffler AG, 4.25%, 04/01/28(d)		100	118,530
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	185	182,946
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	100	118,049
			3,298,566
Automobiles — 0.9%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	10	9,863
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 06/01/30		343	360,723
(9.00% PIK), 9.00%, 06/01/31		903	1,022,204
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		108	115,115
Ford Motor Co., 4.75%, 01/15/43		2,000	1,537,888
General Motors Co., 6.25%, 10/02/43		2,506	2,458,076
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		55	53,485
8.25%, 08/01/31		299	317,892
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		200	183,484
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(d)	EUR	100	118,841
			6,177,571
Banks — 5.0%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)		100	120,138
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(h)	USD	500	498,400
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)		4,000	3,986,823
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(f)		3,000	2,909,174
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(f)		1,567	1,687,302
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		850	892,902
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)(f)		4,000	3,977,198
HSBC Holdings PLC, 6.10%, 01/14/42		610	645,804
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,054,787
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	880,344
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	552,760
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,388,995
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	973,288
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	613,151
Morgan Stanley(a)
(1-day SOFR + 1.26%), 5.66%, 04/18/30		3,000	3,116,132
(1-day SOFR + 1.73%), 5.12%, 02/01/29(f)		3,000	3,052,365
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	613,830
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	752,936
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	1,021,319
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	497,500
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(h)		77	80,410
Security		Par (000)	Value
Banks (continued)
UBS AG/Stamford CT, 5.00%, 07/09/27	USD	900	$ 913,901
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		76	77,994
Wells Fargo & Co.(a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35(f)		1,290	1,322,918
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,150,130
(1-day SOFR + 2.53%), 3.07%, 04/30/41(f)		2,250	1,700,256
			36,480,757
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48		4,600	3,911,721
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	353,067
			4,264,788
Biotechnology — 0.5%
Amgen, Inc.
5.25%, 03/02/30		800	824,305
4.20%, 03/01/33		1,000	959,824
5.25%, 03/02/33		600	614,414
5.60%, 03/02/43		650	644,809
Baxalta, Inc., 5.25%, 06/23/45		500	466,852
			3,510,204
Building Materials — 0.6%
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		99	100,888
6.75%, 05/15/35		91	93,695
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	110	136,103
6.38%, 12/15/30(d)		100	123,730
6.63%, 12/15/30(b)	USD	956	977,197
6.75%, 07/15/31(b)		122	126,269
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		39	36,156
7.00%, 09/01/32		202	158,156
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		127	128,109
6.13%, 07/31/32		167	169,773
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	55,146
9.75%, 07/15/28		89	89,208
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		857	881,270
6.75%, 03/01/33		167	172,315
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		191	190,534
8.88%, 11/15/31		126	132,106
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		292	299,193
Standard Industries, Inc.(b)
4.75%, 01/15/28		3	2,967
4.38%, 07/15/30		170	160,963
3.38%, 01/15/31		28	25,110
Wilsonart LLC, 11.00%, 08/15/32(b)		194	176,254
			4,235,142
Building Products — 1.0%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		9	8,255
GYP Holdings III Corp., 4.63%, 05/01/29(b)		138	138,321
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,780,175
Lowe’s Cos., Inc.
1.70%, 10/15/30		1,600	1,392,782
5.00%, 04/15/33(f)		1,000	1,010,540
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
3.70%, 04/15/46	USD	1,000	$ 743,911
QXO Building Products, Inc., 6.75%, 04/30/32(b)		652	671,692
White Cap Buyer LLC, 6.88%, 10/15/28(b)		1,194	1,192,105
			6,937,781
Capital Markets — 0.8%
Apollo Debt Solutions BDC
6.70%, 07/29/31		105	109,109
6.55%, 03/15/32(b)		24	24,514
Ares Capital Corp., 5.50%, 09/01/30		130	129,596
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		40	39,541
Blackstone Private Credit Fund, 6.00%, 11/22/34		495	484,037
Blue Owl Capital Corp., 6.20%, 07/15/30		311	314,165
Blue Owl Capital Corp. II, 8.45%, 11/15/26		66	68,565
Blue Owl Credit Income Corp., 7.75%, 09/16/27		155	162,584
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,301,411
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		167	170,468
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		109	109,007
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		130	135,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		418	405,013
9.75%, 01/15/29		110	106,858
4.38%, 02/01/29		94	79,014
10.00%, 11/15/29(b)		165	163,354
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		111	114,131
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		191	219,841
Raymond James Financial, Inc., 4.95%, 07/15/46		400	359,422
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(g)		245	240,107
			5,736,175
Chemicals — 0.7%
Avient Corp., 6.25%, 11/01/31(b)		94	94,879
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		173	182,392
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	187,545
Celanese U.S. Holdings LLC
6.50%, 04/15/30		29	29,685
6.75%, 04/15/33(f)		95	95,987
Chemours Co.
5.38%, 05/15/27		159	157,578
5.75%, 11/15/28(b)		354	331,806
8.00%, 01/15/33(b)		94	88,022
Element Solutions, Inc., 3.88%, 09/01/28(b)		466	451,924
HB Fuller Co., 4.25%, 10/15/28		3	2,906
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	179,495
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR	100	118,803
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)	USD	214	191,466
LYB International Finance III LLC, 6.15%, 05/15/35		40	41,516
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		80	72,486
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		117	116,660
OCP SA, 7.50%, 05/02/54(b)		200	199,294
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	123,685
9.75%, 11/15/28(b)	USD	363	382,250
7.25%, 06/15/31(b)		320	326,400
Orbia Advance Corp. SAB de C.V., 6.80%, 05/13/30(b)		200	204,900
Sasol Financing USA LLC, 6.50%, 09/27/28		200	189,800
Security		Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co., 3.80%, 08/15/49	USD	350	$ 257,322
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		192	185,930
WR Grace Holdings LLC(b)
4.88%, 06/15/27		115	114,336
5.63%, 08/15/29(f)		945	855,401
7.38%, 03/01/31		152	155,651
			5,338,119
Commercial Services & Supplies — 2.7%
ADT Security Corp., 4.88%, 07/15/32(b)		39	37,412
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(d)	EUR	100	120,493
7.00%, 05/21/30(b)	USD	452	461,278
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,750	1,828,211
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(f)		898	873,369
6.88%, 06/15/30		550	557,460
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		329	319,351
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(d)	EUR	100	118,726
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)		100	115,640
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	218	219,819
Block, Inc.
2.75%, 06/01/26		248	242,800
3.50%, 06/01/31		23	21,097
6.50%, 05/15/32(f)		536	553,004
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	122,194
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	USD	200	212,303
Brink’s Co.(b)
6.50%, 06/15/29		85	87,618
6.75%, 06/15/32		56	58,318
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		585	560,737
4.88%, 07/01/29(f)		230	216,568
Deluxe Corp., 8.13%, 09/15/29(b)		70	72,245
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		73	76,474
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		9	8,952
7.88%, 12/01/30		686	727,855
7.00%, 05/01/31		193	199,839
7.00%, 06/15/32		337	347,962
5.88%, 04/15/33		154	152,061
Garda World Security Corp.(b)
4.63%, 02/15/27		106	105,343
7.75%, 02/15/28		108	111,733
6.00%, 06/01/29		34	33,186
8.25%, 08/01/32		268	275,022
8.38%, 11/15/32		695	713,910
Herc Holdings, Inc.(b)
7.00%, 06/15/30		257	268,400
7.25%, 06/15/33		104	108,971
Hertz Corp., 12.63%, 07/15/29(b)		81	84,706
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,998,472
Moody’s Corp., 2.75%, 08/19/41		350	247,357
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(f)		145	145,227
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		56	56,002
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		370	370,000

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Service Corp. International
3.38%, 08/15/30	USD	5	$ 4,596
4.00%, 05/15/31		20	18,714
5.75%, 10/15/32		428	432,365
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		467	485,012
5.50%, 05/15/33	EUR	145	176,680
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)	USD	112	141,400
Sotheby’s, 7.38%, 10/15/27(b)(f)		665	657,345
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	103,565
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)	USD	580	578,467
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35		1,000	958,540
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	98,201
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	91	98,507
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		333	349,959
WEX, Inc., 6.50%, 03/15/33(b)		263	265,341
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		19	19,504
6.63%, 04/15/30		163	169,316
7.38%, 10/01/31		235	247,361
			19,634,988
Communications Equipment(b) — 0.1%
CommScope LLC
4.75%, 09/01/29		510	497,904
9.50%, 12/15/31		45	47,125
Viavi Solutions, Inc., 3.75%, 10/01/29		26	24,295
			569,324
Construction & Engineering(b) — 0.1%
Arcosa, Inc.
4.38%, 04/15/29		117	113,179
6.88%, 08/15/32		15	15,567
Brand Industrial Services, Inc., 10.38%, 08/01/30		675	622,780
			751,526
Consumer Finance — 0.3%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		22	22,151
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	453,913
Navient Corp.
9.38%, 07/25/30		100	110,301
7.88%, 06/15/32		189	196,560
OneMain Finance Corp.
6.63%, 01/15/28		26	26,850
6.63%, 05/15/29		111	114,003
5.38%, 11/15/29		17	16,722
7.88%, 03/15/30		188	199,763
4.00%, 09/15/30		71	65,514
7.50%, 05/15/31		65	67,915
7.13%, 11/15/31		56	58,267
6.75%, 03/15/32		155	157,915
7.13%, 09/15/32		297	307,475
SLM Corp., 6.50%, 01/31/30		32	33,588
			1,830,937
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	$ 138,160
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	79	83,786
4.80%, 11/18/44		140	133,700
			355,646
Containers & Packaging — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(f)		1,066	973,127
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	200	225,513
4.13%, 08/15/26(b)	USD	402	377,426
Ball Corp., 4.25%, 07/01/32	EUR	100	119,346
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	219	222,172
6.88%, 01/15/30		157	160,498
8.75%, 04/15/30(f)		312	319,121
6.75%, 04/15/32		626	642,444
Crown Americas LLC, 5.88%, 06/01/33(b)		288	289,968
LABL, Inc.(b)
5.88%, 11/01/28		32	27,983
9.50%, 11/01/28		417	385,466
8.63%, 10/01/31		132	112,909
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(f)		1,850	1,880,325
9.25%, 04/15/27		100	99,299
OI European Group BV, 6.25%, 05/15/28(b)	EUR	100	121,623
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	27	27,012
Sealed Air Corp.(b)
4.00%, 12/01/27		38	37,087
5.00%, 04/15/29		38	37,586
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		11	11,577
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		23	24,398
			6,094,880
Diversified REITs — 1.2%
American Tower Corp., 2.90%, 01/15/30(f)		2,500	2,329,555
Crown Castle, Inc.
4.90%, 09/01/29		750	756,748
2.10%, 04/01/31		1,000	857,966
2.90%, 04/01/41		350	250,311
Digital Realty Trust LP, 1.88%, 11/15/29(b)(i)		45	47,313
Equinix, Inc., 2.50%, 05/15/31		500	442,991
ERP Operating LP, 4.50%, 07/01/44		1,155	1,002,381
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		54	51,779
Iron Mountain, Inc.(b)
5.25%, 07/15/30		13	12,822
5.63%, 07/15/32		62	61,507
6.25%, 01/15/33		165	169,654
Prologis LP, 4.63%, 01/15/33(f)		1,000	994,969
Rithm Capital Corp., 8.00%, 07/15/30(b)		71	71,355
SBA Communications Corp., 3.13%, 02/01/29(f)		198	187,007
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		1,146	1,214,809
			8,451,167
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 2.9%
Altice Financing SA, 5.75%, 08/15/29(b)	USD	200	$ 146,036
AT&T, Inc.
5.40%, 02/15/34		560	575,973
6.00%, 08/15/40		520	540,049
6.38%, 03/01/41		1,200	1,276,935
5.45%, 03/01/47		1,500	1,425,935
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		220	221,128
Corning, Inc., 4.38%, 11/15/57		2,000	1,604,804
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(g)		1,279	1,167,105
10.75%, 11/30/29		704	724,608
eircom Finance DAC, Series JUL, 04/30/31(d)(k)	EUR	100	118,090
Eutelsat SA, 9.75%, 04/13/29(d)		100	126,977
Fibercop SpA
4.75%, 06/30/30(d)		100	118,549
5.13%, 06/30/32(d)		100	117,960
6.00%, 09/30/34(b)	USD	200	187,168
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		293	292,877
6.75%, 05/01/29(b)		59	59,771
5.88%, 11/01/29		94	94,944
6.00%, 01/15/30(b)		130	131,677
8.75%, 05/15/30(b)		1,093	1,143,137
8.63%, 03/15/31(b)		198	210,377
Iliad Holding SASU
5.38%, 04/15/30(d)	EUR	100	120,976
8.50%, 04/15/31(b)	USD	400	427,850
7.00%, 04/15/32(b)		322	329,915
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)		31	31,611
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	119,417
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	33	28,215
4.88%, 06/15/29(f)		583	543,909
11.00%, 11/15/29		755	866,566
4.50%, 04/01/30		190	171,968
3.88%, 10/15/30		60	52,050
10.75%, 12/15/30		275	312,162
4.00%, 04/15/31		8	6,778
6.88%, 06/30/33		1,137	1,156,924
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	122,989
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	139	135,761
10.00%, 10/15/32		116	118,279
Sable International Finance Ltd., 7.13%, 10/15/32(b)		260	260,731
SoftBank Group Corp.(d)
2.88%, 01/06/27	EUR	100	115,996
3.88%, 07/06/32		100	106,899
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	196	211,198
Verizon Communications, Inc., 3.85%, 11/01/42		5,000	3,990,089
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		913	956,172
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		434	406,995
6.13%, 03/01/28		264	227,825
			21,105,375
Electric Utilities — 3.7%
Alpha Generation LLC, 6.75%, 10/15/32(b)		181	186,583
American Electric Power Co., Inc., 5.63%, 03/01/33(f)		3,000	3,118,625
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	587,031
Security		Par (000)	Value
Electric Utilities (continued)
Baltimore Gas and Electric Co. (continued)
3.75%, 08/15/47	USD	500	$ 378,759
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		150	150,244
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	734,292
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	452,177
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	206,072
Duke Energy Carolinas LLC, 6.10%, 06/01/37		640	680,898
Duke Energy Florida LLC, 5.65%, 04/01/40		770	789,492
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,206,744
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(h)		3,020	2,843,395
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,742,084
Eversource Energy, 2.55%, 03/15/31		350	311,129
Minejesa Capital BV, 5.63%, 08/10/37(b)		200	191,375
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		390	380,686
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	964,959
4.55%, 09/15/32		1,000	987,358
Pampa Energia SA, 7.88%, 12/16/34(b)		24	23,943
Pike Corp., 8.63%, 01/31/31(b)		57	61,992
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,597,860
Series VVV, 1.70%, 10/01/30		750	652,805
Southern California Edison Co., Series 2005-E, 5.35%, 07/15/35		1,300	1,266,220
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		178	181,307
Virginia Electric and Power Co., 6.35%, 11/30/37		3,920	4,217,077
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		144	153,049
6.88%, 04/15/32		220	230,006
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		41	40,057
8.38%, 01/15/31		494	527,643
			26,863,862
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29(f)		121	118,838
Imola Merger Corp., 4.75%, 05/15/29		40	38,620
Sensata Technologies, Inc., 3.75%, 02/15/31		529	482,195
WESCO Distribution, Inc.
6.63%, 03/15/32		111	115,348
6.38%, 03/15/33		137	141,601
Xerox Corp., 10.25%, 10/15/30		62	64,910
Zebra Technologies Corp., 6.50%, 06/01/32		77	79,177
			1,040,689
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		79	79,081
6.63%, 09/01/32		157	159,957
Halliburton Co., 4.75%, 08/01/43		500	433,566
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		385	398,248
Oceaneering International, Inc., 6.00%, 02/01/28		45	45,371
Star Holding LLC, 8.75%, 08/01/31(b)		138	130,047
Tidewater, Inc., 07/15/30(b)(k)		109	112,146
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		134	137,341
Weatherford International Ltd., 8.63%, 04/30/30(b)		329	339,109
			1,834,866

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment(b) — 0.5%
Boyne USA, Inc., 4.75%, 05/15/29	USD	47	$ 45,606
Caesars Entertainment, Inc.
4.63%, 10/15/29		2	1,909
7.00%, 02/15/30		481	498,115
6.50%, 02/15/32(f)		166	170,335
Churchill Downs, Inc.
4.75%, 01/15/28		35	34,549
5.75%, 04/01/30		149	149,486
6.75%, 05/01/31		223	229,204
Cinemark USA, Inc., 7.00%, 08/01/32		41	42,565
Flutter Treasury DAC, 5.88%, 06/04/31		464	467,480
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29		215	210,446
Light & Wonder International, Inc.
7.25%, 11/15/29		96	98,905
7.50%, 09/01/31		63	65,924
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29		155	134,706
Live Nation Entertainment, Inc., 4.75%, 10/15/27		42	41,543
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31		200	178,723
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30		133	137,284
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29		63	36,067
5.88%, 09/01/31		107	58,582
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33		88	88,114
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		157	151,294
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32		160	165,030
Vail Resorts, Inc., 6.50%, 05/15/32		193	199,417
Voyager Parent LLC, 9.25%, 07/01/32		229	238,258
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29		139	137,997
7.13%, 02/15/31(f)		129	137,573
6.25%, 03/15/33		242	243,552
			3,962,664
Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		6	6,147
GFL Environmental, Inc.(b)
4.00%, 08/01/28		269	260,910
4.75%, 06/15/29		148	146,027
6.75%, 01/15/31		123	128,710
Madison IAQ LLC(b)
4.13%, 06/30/28		172	167,093
5.88%, 06/30/29(f)		351	345,305
Reworld Holding Corp.
4.88%, 12/01/29(b)		92	87,524
5.00%, 09/01/30		48	45,367
Waste Management, Inc., 2.95%, 06/01/41		350	259,183
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		631	655,052
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		86	89,531
			2,190,849
Financial Services — 0.8%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)		35	35,623
Azorra Finance Ltd.(b)
7.75%, 04/15/30		92	95,507
Security		Par (000)	Value
Financial Services (continued)
Azorra Finance Ltd.(b) (continued)
01/15/31(k)	USD	145	$ 148,034
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		98	101,791
9.13%, 05/15/31		162	166,987
8.38%, 04/01/32		103	104,110
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	30,307
8.00%, 02/15/27		242	249,512
8.00%, 06/15/28		113	119,522
6.88%, 04/15/29		86	88,909
5.88%, 03/15/30		72	72,511
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		186	190,882
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		220	212,669
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)		95	100,540
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,110
5.63%, 01/15/30		200	184,750
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		174	177,733
5.13%, 12/15/30		87	88,051
5.75%, 11/15/31		71	72,107
7.13%, 02/01/32		472	490,264
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		139	147,602
7.13%, 11/15/30		149	154,421
6.88%, 05/15/32		263	268,910
6.88%, 02/15/33		104	106,600
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		313	324,186
Rocket Cos., Inc.(b)
6.13%, 08/01/30		767	781,596
6.38%, 08/01/33		668	683,498
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		200	195,054
3.88%, 03/01/31		29	26,883
4.00%, 10/15/33		64	57,259
Stena International SA, 7.25%, 01/15/31(d)		200	200,620
UWM Holdings LLC, 6.63%, 02/01/30(b)		159	159,164
			6,033,712
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		34	33,532
5.88%, 02/15/28		62	61,938
3.50%, 03/15/29		32	30,316
4.88%, 02/15/30		52	51,117
6.25%, 03/15/33		118	121,637
Aramark Services, Inc., 5.00%, 02/01/28(b)		122	121,509
B&G Foods, Inc., 8.00%, 09/15/28(b)		48	46,214
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)		608	650,512
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		345	338,614
7.63%, 07/01/29		934	973,286
Darling Global Finance BV
4.50%, 07/15/32(d)	EUR	100	119,219
4.50%, 07/15/32(b)		100	119,219
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	27	27,357
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	15	$ 15,918
9.63%, 09/15/32		48	50,648
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		86	89,066
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	450,990
4.38%, 06/01/46		200	161,806
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	85,824
4.38%, 01/31/32		110	103,015
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(d)	EUR	100	118,330
Market Bidco Finco PLC, 4.75%, 11/04/27(d)		100	117,188
Ocado Group PLC, Series ., 11.00%, 06/15/30(d)	GBP	100	133,509
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	34	32,784
6.13%, 09/15/32		223	228,114
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	64,403
4.50%, 09/15/31		9	8,354
6.25%, 02/15/32		118	121,267
6.38%, 03/01/33		235	237,143
6.25%, 10/15/34		133	133,755
U.S. Foods, Inc., 7.25%, 01/15/32(b)		164	172,699
United Natural Foods, Inc., 6.75%, 10/15/28(b)		135	133,240
			5,152,523
Gas Utilities — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		106	109,973
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	973,516
NiSource, Inc., 1.70%, 02/15/31		400	342,473
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35		4,450	4,469,016
Venture Global Plaque
6.50%, 01/15/34		530	530,000
6.75%, 01/15/36		552	552,000
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		241	258,068
7.75%, 05/01/35		240	259,781
			7,494,827
Ground Transportation — 0.9%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/41		1,890	1,811,614
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		140	142,852
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)		1,988	2,016,134
Norfolk Southern Corp., 5.05%, 08/01/30		1,800	1,859,287
Union Pacific Corp.
3.38%, 02/14/42		350	271,741
3.55%, 05/20/61		800	536,312
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		75	78,399
			6,716,339
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	117,559
4.63%, 07/15/28(b)	USD	115	112,925
3.88%, 11/01/29(b)		17	16,096
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		958	999,913
Insulet Corp., 6.50%, 04/01/33(b)		125	130,323
Medline Borrower LP(b)
3.88%, 04/01/29		67	64,269
5.25%, 10/01/29		828	821,546
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)	USD	334	$ 343,113
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		128	132,395
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		105	109,247
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	506,661
2.80%, 10/15/41		1,000	717,630
			4,071,677
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		64	65,935
Aetna, Inc., 4.50%, 05/15/42		575	470,431
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		153	149,200
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(f)		227	223,591
6.00%, 01/15/29		406	390,519
5.25%, 05/15/30		808	716,492
4.75%, 02/15/31(f)		235	200,897
10.88%, 01/15/32		420	445,144
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		274	283,690
DaVita, Inc.(b)
6.88%, 09/01/32		94	97,401
6.75%, 07/15/33		147	151,792
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,303,526
Encompass Health Corp., 4.75%, 02/01/30		77	76,023
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		63	57,026
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		116	115,004
HCA, Inc., 5.50%, 06/15/47		1,090	1,012,894
HealthEquity, Inc., 4.50%, 10/01/29(b)		170	165,288
IQVIA, Inc., 6.25%, 06/01/32(b)		553	567,499
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		113	122,233
11.00%, 10/15/30		441	486,509
8.38%, 02/15/32		142	151,307
10.00%, 06/01/32(f)		166	171,256
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		6	5,864
3.88%, 11/15/30		62	57,604
6.25%, 01/15/33		32	32,573
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	576,325
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		63	62,527
Star Parent, Inc., 9.00%, 10/01/30(b)		362	380,758
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		448	456,517
Sutter Health, Series 2025, 5.54%, 08/15/35		1,750	1,808,522
Tenet Healthcare Corp., 6.75%, 05/15/31		212	219,333
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		143	147,496
UnitedHealth Group, Inc.
5.35%, 02/15/33		340	350,313
5.80%, 03/15/36		1,750	1,839,601
5.70%, 10/15/40		600	612,750
			13,973,840
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	133,933
4.85%, 04/15/49		550	460,609
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		537	562,000
Ventas Realty LP, 3.25%, 10/15/26		870	856,402
			2,012,944
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		121	124,441

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	USD	65	$ 65,349
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		72	74,521
6.50%, 04/01/32		188	193,348
6.50%, 06/15/33		214	220,152
Service Properties Trust
8.63%, 11/15/31(b)		955	1,025,261
8.88%, 06/15/32		253	260,149
XHR LP, 6.63%, 05/15/30(b)		64	65,208
			2,028,429
Hotels, Restaurants & Leisure — 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		53	53,749
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	37,988
4.38%, 01/15/28		144	141,214
4.00%, 10/15/30		61	56,844
Carnival Corp.(b)
6.00%, 05/01/29		78	78,814
5.88%, 06/15/31		230	234,312
6.13%, 02/15/33		609	623,100
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,476	1,916,431
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		162	155,166
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		79	74,278
6.13%, 04/01/32		60	61,448
5.88%, 03/15/33		197	200,719
Las Vegas Sands Corp., 6.00%, 06/14/30		95	98,009
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		67	69,943
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		68	68,401
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		162	127,257
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	195,676
5.38%, 12/04/29		600	562,902
7.63%, 04/17/32		400	404,800
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		450	450,045
4.75%, 02/01/27(b)		200	198,250
MGM Resorts International, 6.13%, 09/15/29		146	148,503
NCL Corp. Ltd.(b)
8.13%, 01/15/29		77	81,172
7.75%, 02/15/29		84	89,316
6.25%, 03/01/30		38	38,324
6.75%, 02/01/32		307	313,640
NCL Finance Ltd., 6.13%, 03/15/28(b)		84	85,367
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		90	94,979
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		103	105,446
10.75%, 11/15/29(f)		274	281,548
11.13%, 07/15/30		317	331,582
Station Casinos LLC(b)
4.50%, 02/15/28		7	6,864
6.63%, 03/15/32		100	102,251
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	200,377
Vail Resorts, Inc., 5.63%, 07/15/30		122	122,000
Viking Cruises Ltd.(b)
5.88%, 09/15/27		95	95,053
7.00%, 02/15/29		34	34,298
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.(b) (continued)
9.13%, 07/15/31	USD	257	$ 276,789
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	110,459
Wynn Macau Ltd.(b)
5.63%, 08/26/28		800	784,600
5.13%, 12/15/29		200	191,208
			9,303,122
Household Durables — 0.2%
Beazer Homes USA, Inc., 5.88%, 10/15/27		28	28,054
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		58	60,467
Empire Communities Corp., 9.75%, 05/01/29(b)		28	28,634
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		542	587,561
LGI Homes, Inc.(b)
8.75%, 12/15/28		56	58,214
7.00%, 11/15/32		69	65,671
Meritage Homes Corp., 1.75%, 05/15/28(i)		206	199,454
Newell Brands, Inc., 8.50%, 06/01/28(b)		106	111,322
Scotts Miracle-Gro Co.
4.50%, 10/15/29		13	12,555
4.38%, 02/01/32		22	20,202
Somnigroup International, Inc., 3.88%, 10/15/31(b)		45	40,912
STL Holding Co. LLC, 8.75%, 02/15/29(b)		76	79,399
Whirlpool Corp.
6.13%, 06/15/30		173	174,521
6.50%, 06/15/33		174	174,557
			1,641,523
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		32	29,059
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.(b)
5.13%, 03/15/28		92	91,897
5.00%, 02/01/31		30	29,677
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		93	91,892
Greenko Dutch BV, 3.85%, 03/29/26(d)		176	172,568
India Cleantech Energy, 4.70%, 08/10/26(b)		198	194,291
Lightning Power LLC, 7.25%, 08/15/32(b)		49	51,570
NRG Energy, Inc.(b)
5.75%, 07/15/29		81	81,104
6.00%, 02/01/33		542	547,402
6.25%, 11/01/34		143	145,695
SCC Power PLC(b)(g)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		129	82,525
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	33,657
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(h)		100	102,425
			1,624,703
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		66	67,087
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		44	45,248
6.25%, 03/15/33		97	99,877
Eaton Corp., 4.15%, 11/02/42		500	430,310
Enpro, Inc., 6.13%, 06/01/33(b)		85	86,897
Maxam Prill SARL, 07/15/30(d)(k)	EUR	100	117,088
			846,507
Insurance — 3.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	108	109,531
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		473	464,297
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b) (continued)
6.75%, 10/15/27	USD	546	$ 545,678
6.75%, 04/15/28		71	72,179
5.88%, 11/01/29		1,093	1,077,435
7.00%, 01/15/31		297	307,220
7.38%, 10/01/32		493	508,191
AmWINS Group, Inc., 6.38%, 02/15/29(b)		85	86,635
Aon Global Ltd., 4.60%, 06/14/44		500	433,809
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		121	123,772
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	200	242,079
7.75%, 02/15/31(b)	USD	893	933,604
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		936	984,903
AssuredPartners, Inc., 7.50%, 02/15/32(b)		287	307,527
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)		500	462,462
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		1,000	1,035,517
8.13%, 02/15/32		586	609,451
HUB International Ltd.(b)
7.25%, 06/15/30		1,090	1,139,088
7.38%, 01/31/32		2,427	2,539,439
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		353	374,155
10.50%, 12/15/30		316	336,795
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,009,143
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33(f)		1,500	1,600,859
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,624	1,686,932
Progressive Corp., 3.00%, 03/15/32		750	684,027
Prudential Financial, Inc.
5.90%, 03/17/36		500	517,705
6.63%, 12/01/37		1,625	1,819,563
Ryan Specialty LLC(b)
4.38%, 02/01/30		60	58,032
5.88%, 08/01/32		113	113,889
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	568,270
USI, Inc., 7.50%, 01/15/32(b)(f)		378	398,850
			22,151,037
Interactive Media & Services — 0.2%
Alphabet, Inc., 5.30%, 05/15/65		600	587,485
iliad SA, 5.63%, 02/15/30(d)	EUR	100	125,856
Snap, Inc., 6.88%, 03/01/33(b)	USD	474	486,384
			1,199,725
Internet Software & Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		272	259,562
9.00%, 08/01/29		200	204,491
Amazon.com, Inc., 2.50%, 06/03/50		1,500	901,513
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	212,038
5.63%, 09/15/28		200	193,211
Getty Images, Inc., 11.25%, 02/21/30(b)		95	94,287
Match Group Holdings II LLC(b)
4.13%, 08/01/30		20	18,704
Security		Par (000)	Value
Internet Software & Services (continued)
Match Group Holdings II LLC(b) (continued)
3.63%, 10/01/31	USD	24	$ 21,474
Rakuten Group, Inc.(b)
11.25%, 02/15/27		200	217,173
9.75%, 04/15/29		200	219,076
			2,341,529
IT Services — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		139	143,052
Atos SE(d)(l)
5.20%, 12/18/30	EUR	23	23,023
9.36%, 12/18/29		18	23,762
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	278	275,560
CACI International, Inc., 6.38%, 06/15/33(b)		180	185,751
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		363	380,285
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		78	80,351
International Business Machines Corp.
4.40%, 07/27/32		500	492,952
4.75%, 02/06/33(f)		550	552,159
3.43%, 02/09/52		750	516,000
McAfee Corp., 7.38%, 02/15/30(b)		431	407,029
			3,079,924
Machinery — 0.5%
Chart Industries, Inc.(b)
7.50%, 01/01/30(f)		139	145,523
9.50%, 01/01/31		61	65,112
Esab Corp., 6.25%, 04/15/29(b)		145	148,460
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		82	64,780
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		537	561,459
John Deere Capital Corp., 4.40%, 09/08/31		445	443,976
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		72	75,776
Terex Corp.(b)
5.00%, 05/15/29		113	110,301
6.25%, 10/15/32		94	94,191
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	91	107,343
7.63%, 07/15/28(b)	USD	400	400,415
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	356,897
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	741	740,481
Vertiv Group Corp., 4.13%, 11/15/28(b)		204	198,897
			3,513,611
Media — 2.5%
Cable One, Inc.(i)
0.00%, 03/15/26(j)		62	58,658
1.13%, 03/15/28		394	300,426
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		21	20,923
6.38%, 09/01/29(b)		610	622,222
4.75%, 03/01/30(b)		62	60,066
4.25%, 02/01/31(b)		157	146,665
7.38%, 03/01/31(b)(f)		1,204	1,256,266
4.75%, 02/01/32(b)		78	73,985
4.50%, 05/01/32		15	13,969
4.50%, 06/01/33(b)		80	73,122
4.25%, 01/15/34(b)		736	655,178

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48	USD	1,100	$ 1,000,288
5.13%, 07/01/49		1,000	831,463
Comcast Corp.
6.45%, 03/15/37		790	866,605
3.90%, 03/01/38(f)		1,500	1,304,608
4.70%, 10/15/48(f)		3,000	2,575,295
CSC Holdings LLC(b)
5.50%, 04/15/27		200	190,949
5.38%, 02/01/28		607	555,743
11.25%, 05/15/28		200	199,247
11.75%, 01/31/29		400	380,462
3.38%, 02/15/31		200	138,578
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		699	696,719
DISH DBS Corp.(b)
5.25%, 12/01/26		717	650,677
5.75%, 12/01/28		373	322,878
DISH Network Corp., 11.75%, 11/15/27(b)		755	778,274
Gray Media, Inc.(b)
7.00%, 05/15/27		171	170,923
10.50%, 07/15/29		354	380,293
Midcontinent Communications, 8.00%, 08/15/32(b)		182	192,606
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(f)		439	443,485
Sirius XM Radio LLC(b)
3.13%, 09/01/26		21	20,604
5.00%, 08/01/27		336	333,122
TCI Communications, Inc., 7.88%, 02/15/26		610	621,979
Univision Communications, Inc.(b)
6.63%, 06/01/27		265	264,277
8.00%, 08/15/28		454	460,710
7.38%, 06/30/30(f)		120	117,928
8.50%, 07/31/31		292	292,323
Walt Disney Co.
7.63%, 11/30/28		385	425,773
7.75%, 12/01/45		500	627,422
Ziggo BV, 4.88%, 01/15/30(b)		200	186,805
			18,311,516
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(d)		200	202,050
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		153	156,482
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		161	171,818
11.50%, 10/01/31		649	727,486
ATI, Inc.
5.88%, 12/01/27		97	97,085
7.25%, 08/15/30		255	267,215
5.13%, 10/01/31		110	107,507
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		302	304,438
Carpenter Technology Corp., 7.63%, 03/15/30		151	156,253
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		46	45,963
6.88%, 11/01/29(b)		272	267,795
Constellium SE(b)
3.75%, 04/15/29(f)		591	555,350
6.38%, 08/15/32		250	254,157
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		200	211,930
8.00%, 03/01/33		200	205,062
Security		Par (000)	Value
Metals & Mining (continued)
Glencore Funding LLC, 6.14%, 04/01/55(b)	USD	600	$ 606,512
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		90	88,057
4.50%, 06/01/31		331	309,654
New Gold, Inc., 6.88%, 04/01/32(b)		162	166,953
Novelis Corp.(b)
4.75%, 01/30/30		95	90,915
6.88%, 01/30/30		314	324,654
3.88%, 08/15/31		210	188,699
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	114,270
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	336,784
Samarco Mineracao SA(g)
(9.50% PIK), 9.50%, 06/30/31(d)		25	24,271
(9.50% PIK), 9.50%, 06/30/31(b)		8	8,386
Vale Overseas Ltd., 6.40%, 06/28/54		35	34,213
Vallourec SACA, 7.50%, 04/15/32(b)		200	209,652
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		43	42,597
			6,276,208
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		149	144,890
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	98,871
6.00%, 04/15/30		48	48,549
6.50%, 07/01/30		119	122,911
6.50%, 10/15/30		198	204,423
			619,644
Oil, Gas & Consumable Fuels — 4.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		267	280,065
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		140	138,948
6.63%, 02/01/32		76	78,497
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		91	111,248
5.88%, 06/30/29		6	6,010
6.63%, 07/15/33		90	91,305
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		120	125,239
7.25%, 07/15/32		97	102,787
BP Capital Markets America, Inc., 2.72%, 01/12/32		620	554,317
Buckeye Partners LP
6.88%, 07/01/29(b)		11	11,396
6.75%, 02/01/30(b)		46	47,750
5.85%, 11/15/43		94	82,848
5.60%, 10/15/44		59	49,755
Burlington Resources LLC, 5.95%, 10/15/36		685	723,349
Chord Energy Corp., 6.75%, 03/15/33(b)		58	59,254
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	334,928
Civitas Resources, Inc.(b)
8.38%, 07/01/28		56	57,339
8.75%, 07/01/31		95	96,055
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	62,342
CNX Resources Corp., 7.25%, 03/01/32(b)		60	62,125
Comstock Resources, Inc.(b)
6.75%, 03/01/29		401	401,514
5.88%, 01/15/30		201	195,235
ConocoPhillips Co., 3.76%, 03/15/42		600	479,945
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	USD	500	$ 493,948
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(f)		210	205,044
7.38%, 01/15/33		356	340,267
01/15/34(k)		202	202,126
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		219	217,980
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,002,676
5.60%, 07/15/41		300	277,509
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		89	92,670
Ecopetrol SA, 8.88%, 01/13/33		175	180,250
eG Global Finance PLC, 12.00%, 11/30/28(b)		209	230,710
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		142	156,819
Energy Transfer LP
6.25%, 04/15/49		540	532,642
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		342	363,848
Series H, (5-year CMT + 5.69%), 6.50%(a)(h)		4,275	4,294,100
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,490,568
EOG Resources, Inc., 5.10%, 01/15/36		200	199,145
EQT Corp., 4.50%, 01/15/29(b)		13	12,842
Excelerate Energy LP, 8.00%, 05/15/30(b)		100	105,416
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	119,746
8.25%, 01/15/29		315	329,392
8.88%, 04/15/30		82	87,066
7.88%, 05/15/32		155	161,161
8.00%, 05/15/33		75	78,414
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		66	66,925
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(b)		200	201,750
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		99	101,460
Harvest Midstream I LP, 7.50%, 05/15/32(b)		58	61,258
Hess Corp., 4.30%, 04/01/27		1,100	1,097,420
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		138	141,920
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	70,162
5.75%, 02/01/29		104	102,647
6.00%, 04/15/30		12	11,666
6.25%, 04/15/32		9	8,594
8.38%, 11/01/33		269	279,111
6.88%, 05/15/34		131	125,476
7.25%, 02/15/35		78	76,272
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		80	83,987
7.38%, 07/15/32		27	28,396
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,515	1,304,599
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		364	346,146
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		383	396,383
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,235,744
Kinetik Holdings LP(b)
6.63%, 12/15/28		36	36,820
5.88%, 06/15/30		11	11,093
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		78	78,552
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		1,150	1,200,528
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(b)
6.88%, 04/15/28(f)	USD	139	$ 141,741
6.50%, 04/15/32		159	159,083
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		182	144,859
MPLX LP
4.25%, 12/01/27		250	249,007
4.80%, 02/15/29		500	504,783
Murphy Oil Corp., 5.88%, 12/01/42		18	14,614
Nabors Industries, Inc., 7.38%, 05/15/27(b)		103	101,712
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		163	164,679
8.38%, 02/15/32		596	597,790
Noble Finance II LLC, 8.00%, 04/15/30(b)		105	106,913
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		478	482,248
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		93	96,313
Parkland Corp., 6.63%, 08/15/32(b)		101	103,230
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		112	100,552
Permian Resources Operating LLC(b)
8.00%, 04/15/27		189	193,234
5.88%, 07/01/29		170	170,659
7.00%, 01/15/32		144	149,282
6.25%, 02/01/33		137	138,271
Petroleos Mexicanos
8.75%, 06/02/29		145	149,812
5.95%, 01/28/31		70	63,112
10.00%, 02/07/33		47	50,304
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		50	51,383
Prairie Acquiror LP, 9.00%, 08/01/29(b)		113	117,703
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	35,341
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27		1,750	1,760,505
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		313	327,733
Sunoco LP, 6.25%, 07/01/33(b)		134	136,238
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	94,442
7.38%, 02/15/29		302	310,390
6.00%, 12/31/30		2	1,962
6.00%, 09/01/31		67	65,382
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		119	115,321
TransCanada PipeLines Ltd., 5.60%, 03/31/34		500	507,626
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		30	31,209
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		50	50,546
Transocean, Inc.(b)
8.00%, 02/01/27		309	304,402
8.25%, 05/15/29		75	69,341
8.75%, 02/15/30		19	19,744
8.50%, 05/15/31		110	98,191
Valaris Ltd., 8.38%, 04/30/30(b)		300	307,792
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,385	1,508,789
7.00%, 01/15/30		97	98,059
8.38%, 06/01/31(f)		815	846,488
9.88%, 02/01/32		803	867,210
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		25	25,181

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
7.75%, 07/31/29(b)	USD	59	$ 52,105
9.75%, 10/15/30		152	137,579
7.88%, 04/15/32(b)		362	309,517
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		133	132,118
			34,657,994
Paper & Forest Products — 0.1%
Fiber Bidco SpA, 6.13%, 06/15/31(d)	EUR	100	112,668
International Paper Co., 6.00%, 11/15/41	USD	870	882,813
Magnera Corp., 7.25%, 11/15/31(b)		75	70,717
			1,066,198
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		861	827,925
Series 2015-2, Class AA, 3.60%, 03/22/29		860	837,099
American Airlines, Inc., 8.50%, 05/15/29(b)		260	272,619
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		110	107,017
OneSky Flight LLC, 8.88%, 12/15/29(b)		133	138,485
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27		1,914	1,911,512
United Airlines, Inc., 4.63%, 04/15/29(b)(f)		252	244,608
			4,339,265
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(d)	EUR	100	120,151
6.50%, 03/31/32(b)	USD	400	408,245
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		127	128,218
			656,614
Pharmaceuticals — 1.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		1,882	1,898,505
AbbVie, Inc.
3.20%, 05/14/26		500	495,219
4.30%, 05/14/36		2,670	2,518,024
4.88%, 11/14/48(f)		2,095	1,896,808
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		624	617,760
Becton Dickinson & Co.
4.30%, 08/22/32		750	727,601
4.69%, 12/15/44		600	522,149
Bristol-Myers Squibb Co.
4.50%, 03/01/44		350	305,054
4.35%, 11/15/47		300	249,760
CVS Health Corp., 6.00%, 06/01/44		700	691,881
Dolcetto Holdco SpA, 07/14/32(d)(k)	EUR	100	118,680
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	29	30,698
Grifols SA, 2.25%, 11/15/27(d)	EUR	100	114,796
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)		100	122,956
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	76	73,142
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(a)(d)	EUR	42	50,461
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	447,800
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		163	159,383
6.00%, 12/01/32		400	406,500
			11,447,177
Real Estate Management & Development — 0.3%
Adler Financing SARL(g)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	4	4,959
Series 1L, (8.25% PIK), 8.25%, 12/31/28		26	31,879
Security		Par (000)	Value
Real Estate Management & Development (continued)
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(d)	USD	200	$ 202,596
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		135	125,755
Series AI, 7.00%, 04/15/30		157	147,236
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		174	176,804
CoreLogic, Inc., 4.50%, 05/01/28(b)		592	564,698
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		213	228,727
Fantasia Holdings Group Co. Ltd.(d)(e)(m)
11.75%, 04/17/22		200	5,500
10.88%, 01/09/23		307	8,442
11.88%, 06/01/23		400	11,000
9.25%, 07/28/23		300	8,250
i-595 Express LLC, 3.31%, 12/31/31(a)		591	563,013
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(g)	EUR	101	116,602
			2,195,461
Retail REITs — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	109	106,060
Simon Property Group LP, 6.75%, 02/01/40		1,670	1,887,227
			1,993,287
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,529,866
4.15%, 04/15/32(b)		1,500	1,445,013
3.50%, 02/15/41(b)		700	554,784
Entegris, Inc., 4.75%, 04/15/29(b)		183	180,971
Intel Corp.
5.13%, 02/10/30		750	766,901
2.00%, 08/12/31(f)		1,000	859,009
KLA Corp., 5.00%, 03/15/49		500	461,436
QUALCOMM, Inc.
4.25%, 05/20/32		445	440,058
5.40%, 05/20/33		250	263,573
4.30%, 05/20/47		700	586,626
			8,088,237
Software — 2.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,917	1,886,837
Camelot Finance SA, 4.50%, 11/01/26(b)		70	68,926
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		561	584,923
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		127	105,016
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		95	77,203
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(f)		1,727	1,743,084
9.00%, 09/30/29(f)		2,090	2,166,338
8.25%, 06/30/32		1,036	1,102,541
CoreWeave, Inc., 9.25%, 06/01/30(b)		233	238,204
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(f)		226	231,650
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		172	175,903
Fair Isaac Corp.(b)
4.00%, 06/15/28		45	43,797
6.00%, 05/15/33		828	835,589
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	822,140
Fiserv, Inc., 4.40%, 07/01/49(f)		500	409,343
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Microsoft Corp., 2.53%, 06/01/50	USD	1,600	$ 988,750
Oracle Corp.
3.60%, 04/01/40		3,025	2,421,140
3.60%, 04/01/50		400	279,737
3.95%, 03/25/51		600	442,857
6.13%, 08/03/65		600	600,605
Playtika Holding Corp., 4.25%, 03/15/29(b)		7	6,353
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		343	356,074
TeamSystem SpA, 07/01/32(a)(d)(k)	EUR	100	117,686
Twilio, Inc.
3.63%, 03/15/29	USD	73	69,499
3.88%, 03/15/31		73	68,275
UKG, Inc., 6.88%, 02/01/31(b)		1,444	1,498,258
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		147	138,209
			17,478,937
Specialty Retail — 0.0%
Staples, Inc., 10.75%, 09/01/29(b)		103	97,482
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.38%, 05/13/45		1,000	883,475
3.75%, 09/12/47		700	552,353
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		77	81,689
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		132	133,970
Seagate HDD Cayman
8.25%, 12/15/29		174	185,310
8.50%, 07/15/31		111	119,123
			1,955,920
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC(b)(k)
07/15/32	EUR	270	320,432
07/15/33	USD	653	676,844
Hanesbrands, Inc., 9.00%, 02/15/31(b)		8	8,470
Levi Strauss & Co., 3.50%, 03/01/31(b)		11	10,065
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(d)	EUR	100	118,354
Under Armour, Inc., 7.25%, 07/15/30(b)	USD	120	121,525
			1,255,690
Tobacco — 0.7%
Altria Group, Inc.
2.45%, 02/04/32		200	172,496
5.38%, 01/31/44(f)		2,000	1,888,200
BAT Capital Corp.
3.22%, 09/06/26		394	388,528
7.08%, 08/02/43		500	550,687
4.54%, 08/15/47		1,500	1,211,733
Reynolds American, Inc., 7.00%, 08/04/41		1,000	1,044,037
			5,255,681
Trading Companies & Distributors(b) — 0.0%
Gates Corp/DE, 6.88%, 07/01/29		90	93,453
Resideo Funding, Inc.
4.00%, 09/01/29		42	39,589
6.50%, 07/15/32(f)		105	107,572
			240,614
Security		Par (000)	Value
Transportation Infrastructure — 0.1%
FedEx Corp., 4.10%, 02/01/45	USD	1,250	$ 955,572
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,332,689
Wireless Telecommunication Services — 0.8%
Altice France SA(b)
5.13%, 07/15/29		600	495,915
5.50%, 10/15/29		400	331,566
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,686,197
Telecom Argentina SA, 9.25%, 05/28/33(b)		24	24,423
T-Mobile U.S., Inc.
2.55%, 02/15/31		500	447,614
3.30%, 02/15/51		500	331,867
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)		600	549,672
4.50%, 07/15/31(d)	GBP	100	122,852
Vodafone Group PLC, 4.88%, 06/19/49	USD	700	602,234
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(g)		70	68,371
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	100	125,157
			5,785,868
Total Corporate Bonds — 56.6% (Cost: $411,319,981)			411,240,192
Fixed Rate Loan Interests
Financial Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	16	15,631
Health Care Equipment & Supplies — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,666	1,672,247
Software — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		962	969,215
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,643,498)			2,657,093
Floating Rate Loan Interests(a)
Aerospace & Defense — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		71	36,689
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		14	7,450
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		82	82,036
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		101	100,339
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(c)		76	76,558
			303,072
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		209	194,673

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32	USD	249	$ 249,162
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.17%, 11/17/28		15	14,780
2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		66	64,271
			522,886
Beverages — 0.0%
Sazerac Co., Inc., Term Loan B, 06/25/32(c)(n)		170	169,787
Broadline Retail — 0.0%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		283	274,445
Building Products — 0.0%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 05/15/31		29	24,446
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		81	79,793
			104,239
Capital Markets — 0.0%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.99%, 02/15/31		91	90,005
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 09/15/31(n)		41	40,903
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(c)		7	6,632
			137,540
Chemicals — 0.1%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.18%, 11/24/28		64	60,214
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		254	253,546
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.22%, 07/03/28		216	196,168
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		74	74,386
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, 04/08/31(n)		18	16,628
			600,942
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		113	114,019
Jupiter Buyer Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/31		38	38,188
Security		Par (000)	Value
Commercial Services & Supplies (continued)
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28	USD	142	$ 127,466
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		44	44,028
			323,701
Communications Equipment — 0.0%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		138	138,989
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		570	474,729
Construction Materials — 0.0%
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		267	265,375
Diversified Consumer Services — 0.0%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.18%, 12/10/29		39	39,017
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 12/11/28		21	20,946
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		232	230,479
			290,442
Diversified Telecommunication Services — 0.3%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 02/02/32		86	84,952
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		41	40,744
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		530	535,411
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		143	140,796
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		43	44,009
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.69%, 09/25/29		347	299,199
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		717	680,279
			1,825,390
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29		59	59,557
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32		15	15,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment — 0.0%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30	USD	99	$ 98,044
Financial Services — 0.1%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31		— (o)	51
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		51	49,216
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		124	118,136
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		166	166,539
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(n)		155	154,871
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		17	17,037
Orion US Finco, 1st Lien Term Loan, 05/20/32(n)		45	45,135
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31		61	60,771
			611,756
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		7	6,981
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		127	126,584
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 06/26/30		242	242,400
			368,984
Health Care Providers & Services — 0.2%
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		280	269,299
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		164	161,720
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31		83	81,386
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		174	169,716
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%, 4.75% PIK), 15.56%, 01/28/28(g)		126	90,274
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		353	349,487
			1,121,882
Security		Par (000)	Value
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29	USD	428	$ 426,782
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		57	55,792
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		61	60,582
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		27	27,343
			87,925
Industrial Conglomerates — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(c)(n)		149	149,745
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		125	125,547
			275,292
Insurance — 0.1%
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		34	33,979
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		410	414,299
			448,278
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 01/31/31		143	143,000
IT Services — 0.1%
Asurion LLC, 2025 Term Loan B13, 09/19/30(n)		89	86,008
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		55	46,045
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(c)		61	61,327
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		97	96,802
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.33%, 04/11/29		208	196,424
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(n)		65	65,507
			552,113

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery — 0.1%
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29	USD	477	$ 477,721
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		78	33,883
			511,604
Media — 0.2%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28		92	82,763
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		293	290,331
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		321	312,828
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		236	232,836
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		399	379,230
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28		138	132,907
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		27	27,081
			1,457,976
Metals & Mining — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 07/31/31		95	90,463
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		19	19,649
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.33%, 04/23/31		93	92,307
			111,956
Professional Services — 0.0%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		17	16,604
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		84	83,064
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		136	126,459
			226,127
Software — 0.3%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		98	99,976
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.08%, 07/30/32		115	111,622
2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		170	168,542
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	USD	144	$ 143,909
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		286	286,936
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		234	211,008
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		54	52,151
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		32	32,050
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(c)		363	370,260
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		177	165,626
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		119	103,664
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(n)		28	28,003
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		212	210,120
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		84	83,790
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		19	18,644
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		11	10,733
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.68%, 06/30/28		3	3,132
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		79	78,551
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		26	24,980
			2,203,697
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		142	140,004
Trading Companies & Distributors — 0.1%
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.79%, 01/31/28		78	77,069
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		277	270,524
2025 Term Loan, 01/29/31(n)		44	43,509
			391,102
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.25%, 2.25% PIK), 11.78%, 05/25/27(g)	USD	500	$ 497,553
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.18%, 10/01/31(c)		65	65,244
			562,797
Total Floating Rate Loan Interests — 2.1% (Cost: $15,578,028)			15,398,885
Foreign Agency Obligations
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		35	35,210
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(b)		200	188,500
Canada — 0.9%
CDP Financial, Inc., 5.60%, 11/25/39(b)		5,890	6,062,465
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42		200	173,100
Colombia — 0.0%
Colombia Government International Bonds, 8.00%, 04/20/33(f)		200	206,900
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		226	214,700
7.05%, 02/03/31		150	157,230
			371,930
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61(b)		219	159,158
Guatemala — 0.0%
Guatemala Government Bonds, 5.38%, 04/24/32(b)		200	195,250
Hungary — 0.1%
Hungary Government International Bonds, Series 10Y, 5.38%, 09/12/33(d)	EUR	66	83,746
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		100	126,925
			210,671
Ivory Coast — 0.1%
Ivory Coast Government International Bonds, 5.88%, 10/17/31(d)		192	213,657
Mexico — 0.0%
Mexico Government International Bonds, 6.35%, 02/09/35	USD	200	204,500
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)		200	188,250
Nigeria — 0.0%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)		200	210,200
Security		Par (000)	Value
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(d)	USD	200	$ 206,100
Panama — 0.1%
Panama Government International Bonds, 7.50%, 03/01/31		200	212,800
Peru — 0.0%
Peruvian Government International Bonds
2.78%, 01/23/31		70	62,837
1.86%, 12/01/32		45	36,000
			98,837
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)		50	49,938
2.12%, 07/16/31(d)	EUR	83	81,333
5.88%, 07/11/32(b)		59	70,038
6.25%, 09/10/34(b)		56	66,423
			267,732
Saudi Arabia — 0.0%
Saudi Government International Bonds, 4.50%, 04/17/30(d)	USD	200	199,750
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(b)		200	201,575
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.75%, 09/30/49		252	189,252
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	120,667
Total Foreign Agency Obligations — 1.4% (Cost: $9,670,657)			9,916,504
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	890	921,884
California — 1.2%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,928,332
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42		2,610	1,951,539
Series A-1, 3.71%, 06/01/41		1,000	767,685
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,192,092
State of California, GO, BAB, 7.55%, 04/01/39		1,500	1,798,193
State of California, Refunding GO, 5.13%, 03/01/38		1,000	998,199
			8,636,040
Florida — 0.2%
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34		1,500	1,541,478
Georgia — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		987	1,066,705

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hawaii — 0.2%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45	USD	1,000	$ 671,100
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,074,621
			1,745,721
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		1,745	1,749,130
Massachusetts — 0.6%
Massachusetts Educational Financing Authority, RB, Series A, 6.17%, 07/01/50		2,500	2,522,978
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,407,348
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	411,418
			4,341,744
New Jersey — 0.3%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41		1,750	2,002,216
New York — 0.6%
City of New York, GO
Series H, 6.29%, 02/01/45		600	629,734
Series D-1, Sustainability Bonds, 5.09%, 10/01/49		1,000	945,206
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,036,759
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39		1,100	1,126,375
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55		850	887,601
			4,625,675
Texas — 0.4%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46		2,000	1,440,341
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41		1,500	1,514,298
			2,954,639
Total Municipal Bonds — 4.1% (Cost: $29,378,165)			29,585,232
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.8%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,427	1,432,293
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		467	466,838
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		315	280,488
Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.30%), 4.62%, 03/20/47(a)		305	261,305
Series 2007-OA10, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.93%, 09/25/47(a)		3,580	516,831
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69(b)		1,595	1,591,240
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		183	144,215
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		458	428,555
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		377	375,270
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,086	1,091,680
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)	USD	396	$ 399,749
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		973	972,419
Series 2023-I2, Class A1, 6.64%, 12/25/67		922	927,747
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	3,058,828
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,648,967
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,317	1,320,206
Series 2022-7, Class A1, 5.16%, 04/25/67		1,622	1,614,248
Series 2022-9, Class A1, 6.79%, 12/25/67		245	245,722
Series 2023-2, Class A1, 6.60%, 07/25/68		954	960,741
Series 2024-6, Class A1, 5.39%, 11/25/69		1,180	1,180,537
Series 2024-7, Class A1, 5.54%, 12/26/69		1,397	1,401,075
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,172	1,176,266
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,306	2,297,038
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		219	211,863
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,526,130
Series 2021-2, Class A1, 0.93%, 06/25/66		169	140,825
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,233	1,821,972
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		1,001	997,239
Series 2024-INV4, Class A2, 5.50%, 12/25/54		921	915,538
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		934	760,503
GS Mortgage-Backed Securities Trust, Series 2021- PJ2, Class A2, 2.50%, 11/25/51(a)(b)		827	673,903
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		73	46,176
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		548	550,830
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,011	1,005,467
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		41	12,726
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		385	375,931
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		662	562,764
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		278	270,170
Series 2024-INV1, Class A3, 5.50%, 04/25/55(a)(b)		1,734	1,723,251
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		701	594,344
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.85%, 05/25/36(a)		109	71,228
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	2,302,600
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		694	692,364
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,202	1,211,261
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,462	1,463,213
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		612	520,229
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		407	406,739
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		540	538,997
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,128	1,136,307
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		914	921,200
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,148	1,151,375
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,816	1,803,325
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust(b)
Series 2023-AFC2, Class A1, 6.48%, 06/25/58	USD	988	$ 991,212
Series 2023-AFC3, Class A1, 6.58%, 09/25/58		1,340	1,352,659
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,470	1,461,370
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		681	675,555
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		909	771,342
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		970	964,309
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		586	584,643
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		613	602,649
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,807,810
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,771,609
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		48	46,662
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,412	2,306,177
Series 2022-7, Class A1, 5.15%, 07/25/67		1,333	1,342,065
Series 2022-INV2, Class A1, 6.79%, 10/25/67		379	378,399
Series 2023-1, Class A1, 5.85%, 12/25/67		738	736,683
Series 2023-5, Class A1, 6.48%, 06/25/68		827	831,752
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,599	1,598,323
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,597	1,596,085
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,121	1,129,723
			71,149,755
Commercial Mortgage-Backed Securities — 3.2%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,094,232
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.84%, 07/25/37(a)(b)		494	455,415
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.00%, 11/15/41(a)(b)		630	630,787
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		200	203,945
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		532	531,853
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.10%, 06/15/38		1,482	1,481,224
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.12%, 10/15/38		149	148,698
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.32%, 02/15/39		932	931,733
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 02/15/39		452	452,570
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.50%, 02/15/39		95	94,934
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.23%, 02/15/36		1,690	1,688,944
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.16%, 01/15/39	USD	1,300	$ 1,299,187
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.95%, 02/15/41		240	239,100
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 04/15/41		671	672,444
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.35%, 03/15/41		170	170,000
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	510,767
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	218,513
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.35%, 08/15/41(a)(b)		660	658,287
CSMC(a)(b)
Series 2020-FACT, Class D, (1 mo. Term SOFR + 4.32%), 8.64%, 10/15/37		900	854,580
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.43%, 11/15/38		300	295,923
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)(b)		220	219,832
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.68%, 07/15/38(a)(b)		1,655	1,657,484
GS Mortgage Securities Trust
(1 mo. Term SOFR + 3.45%), 7.76%, 11/25/41(a)(b)		400	400,075
Series 2019-GC38, Class AAB, 3.84%, 02/10/52		669	663,774
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.96%, 11/25/41(a)(b)		216	216,386
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 5.70%, 03/15/39(a)(b)		1,700	1,700,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.70%, 06/15/39(a)(b)		800	798,004
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)(b)		234	255,251
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		284	279,064
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.25%, 11/15/34(a)(b)		270	272,094
STWD Trust, Series 2021-FLWR, Class A, (1 mo. Term SOFR + 0.69%), 5.00%, 07/15/36(a)(b)		919	918,198
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,105,241
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		650	613,585
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,672,242
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	250,917
			23,655,283
Total Non-Agency Mortgage-Backed Securities — 13.0% (Cost: $97,872,636)			94,805,038

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Preferred Securities
Capital Trusts — 6.2%(a)
Banks(h) — 1.0%
ING Groep NV, Series NC10, 4.25%	USD	1,500	$ 1,254,897
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		252	248,094
PNC Financial Services Group, Inc., Series W, 6.25%(f)		3,705	3,809,582
Rizal Commercial Banking Corp., 6.50%(d)		200	199,500
U.S. Bancorp, Series J, 5.30%(f)		1,900	1,898,918
			7,410,991
Capital Markets — 0.4%
Bank of New York Mellon Corp., Series F, 4.63%(h)		2,750	2,731,726
Electric Utilities — 0.9%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		4,750	4,731,815
PG&E Corp., 7.38%, 03/15/55		1,723	1,631,716
			6,363,531
Financial Services(h) — 3.6%
Bank of America Corp.
6.63%		7,650	7,922,745
Series FF, 5.88%(f)		3,500	3,560,085
Barclays PLC
4.38%		310	288,560
9.63%		640	710,853
Citigroup, Inc., Series BB, 7.20%		2,500	2,577,705
Goldman Sachs Group, Inc., Series W, 7.50%		2,500	2,654,710
HSBC Holdings PLC
4.70%		275	249,274
6.00%(f)		235	234,762
6.50%(f)		1,090	1,096,951
Lloyds Banking Group PLC
6.75%		595	598,154
7.50%		1,750	1,754,699
NatWest Group PLC
6.00%		1,575	1,572,413
8.13%		225	242,697
UBS Group AG(b)
4.88%		2,000	1,945,290
Series NC10, 9.25%		200	231,282
Series NC5, 9.25%		400	436,590
			26,076,770
Independent Power and Renewable Electricity Producers(b)(h) — 0.1%
NRG Energy, Inc., 10.25%		340	377,547
Vistra Corp., 7.00%		141	142,696
			520,243
Pharmaceuticals — 0.2%
CVS Health Corp.
6.75%, 12/10/54		320	320,697
7.00%, 03/10/55		1,305	1,345,990
			1,666,687
Security		Par (000)	Value
Utilities — 0.0%
Electricite de France SA, 3.38%(d)(h)	EUR	200	$ 223,272
			44,993,220

	Shares
Preferred Stocks — 0.0%(e)
Financial Services — 0.0%
Federal National Mortgage Association, Series S(a)(h)	10,000	150,000
IT Services(c) — 0.0%
Veritas Kapital Assurance PLC
Series G	428	9,630
Series G-1	296	6,660
		16,290
		166,290
Trust Preferred — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.91%, 10/30/40(a)	29,583	870,332
		870,332
Total Preferred Securities — 6.3% (Cost: $44,967,136)		46,029,842

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(j)	USD	6,055	4,992,807
Collateralized Mortgage Obligations — 4.0%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,480,958
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,052,757
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,325	1,286,535
Series 4398, Class ZX, 4.00%, 09/15/54(f)		11,789	10,622,536
Series 4549, Class TZ, 4.00%, 11/15/45		2,602	2,524,623
			28,967,409
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		629	87,963
Ginnie Mae, Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.04%, 12/16/39(a)		488	46,280
			134,243
Mortgage-Backed Securities — 9.8%
Fannie Mae Mortgage-Backed Securities(f)
4.50%, 07/01/55		2,413	2,329,927
4.00%, 02/01/56 - 04/01/56		2,600	2,424,066
Freddie Mac Mortgage-Backed Securities(f)
4.00%, 05/01/39		3,797	3,737,237
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities(f) (continued)
4.50%, 03/01/47	USD	458	$ 456,578
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		18	18,599
Uniform Mortgage-Backed Securities(f)
1.50%, 05/01/31		4,411	4,146,250
5.00%, 08/01/34 - 11/01/45		23,621	23,783,343
4.50%, 06/01/37 - 06/01/44		11,609	11,519,705
5.50%, 12/01/37 - 06/01/38		4,049	4,154,993
6.00%, 12/01/38 - 07/15/54(p)		5,666	5,762,335
3.50%, 09/01/42 - 04/01/53		4,119	3,751,465
3.00%, 02/01/52		1,768	1,530,505
4.00%, 05/01/52 - 09/01/52		3,568	3,345,398
6.50%, 10/01/53		3,824	3,951,155
			70,911,556
Total U.S. Government Sponsored Agency Securities — 14.5% (Cost: $108,675,065)			105,006,015
U.S. Treasury Obligations
U.S. Treasury Bonds
4.38%, 02/15/38(f)		1,600	1,598,188
4.13%, 08/15/44		30,400	27,850,437
3.00%, 11/15/45(f)		54,500	41,520,059
3.13%, 05/15/48(f)		1,900	1,441,551
4.63%, 05/15/54(f)		31,000	30,108,750
U.S. Treasury Notes(f)
0.63%, 07/31/26		27,500	26,529,980
3.63%, 05/31/28		1,900	1,895,992
4.88%, 10/31/28		7,800	8,080,313
Total U.S. Treasury Obligations — 19.1% (Cost: $142,540,209)			139,025,270
Total Long-Term Investments — 126.4% (Cost: $928,198,690)			918,225,320

Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(q)(r)	8,232,852	8,232,852

Security		Par (000)	Value
U.S. Treasury Obligations — 3.6%
U.S. Treasury Notes, 5.00%, 10/31/25	USD	26,000	$ 26,053,066
Total Short-Term Securities — 4.7% (Cost: $34,236,891)			34,285,918
Total Investments — 131.1% (Cost: $962,435,581)			952,511,238
Liabilities in Excess of Other Assets — (31.1)%			(226,067,325)
Net Assets — 100.0%			$ 726,443,913

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	When-issued security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,465,196	$ 3,767,656 (a)	$ —	$ —	$ —	$ 8,232,852	8,232,852	$ 110,563	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	4.31%(b)	04/07/25	Open	$ 3,105,000	$ 3,136,598	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	04/07/25	Open	2,662,500	2,689,595	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	04/07/25	Open	551,375	556,986	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	04/07/25	Open	1,887,500	1,906,708	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	04/15/25	Open	42,435	42,827	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	196,182	198,008	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	04/15/25	Open	545,754	550,890	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	291,979	294,739	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	930,000	938,792	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/01/25	Open	220,500	222,151	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	05/12/25	Open	821,700	826,664	Corporate Bonds	Open/Demand
BNP Paribas SA	4.37 (b)	05/12/25	Open	97,950	98,545	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	413,269	415,794	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	131,583	132,387	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	603,750	607,440	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	05/12/25	Open	2,987,040	3,005,377	Capital Trusts	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	1,164,465	1,171,662	Capital Trusts	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	132,919	133,740	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	102,406	103,039	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	202,120	203,369	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	1,350,552	1,358,900	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/15/25	Open	98,978	99,549	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	252,715	254,028	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	109,650	110,220	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	1,507,500	1,515,513	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	112,416	113,014	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	373,125	375,108	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/27/25	Open	1,578,000	1,584,613	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.50 (b)	05/27/25	Open	8,043,750	8,077,458	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.50 (b)	05/27/25	Open	40,193,750	40,359,742	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.50 (b)	05/27/25	Open	1,396,500	1,396,500	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	05/27/25	Open	26,468,750	26,578,963	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	05/27/25	Open	1,916,625	1,924,606	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,434,809	1,438,194	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	3,591,519	3,599,992	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,431,754	1,435,132	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,306,325	1,309,407	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	333,306	334,093	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	437,405	438,437	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	464,677	465,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	124,983	125,278	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	203,845	204,326	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	13,111,874	13,142,807	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	3,995,966	4,005,393	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	248,387	248,973	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,680,956	1,684,921	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	543,635	544,917	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	4.47%	06/11/25	07/14/25	$ 2,231,136	$ 2,236,400	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	703,163	704,822	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,634,220	1,638,075	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	6,897,889	6,914,163	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	128,223	128,526	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,461,014	1,464,461	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,248,108	1,251,052	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,378,408	1,381,660	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	177,393	177,812	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,191,285	1,194,096	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	760,329	762,123	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,524,513	1,528,110	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,250,954	1,253,905	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	910,129	912,276	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	858,950	860,976	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,904,654	1,909,147	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,161,015	1,163,754	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,160,767	2,165,865	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	369,311	370,182	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	196,257	196,720	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	167,505	167,900	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	820,103	822,038	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	3,819,479	3,828,490	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	874,053	876,115	U.S. Government Sponsored Agency Securities	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	502,560	503,603	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	164,738	165,079	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	176,845	177,212	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	06/13/25	07/15/25	90,448	90,640	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	294,140	294,780	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	170,669	171,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	265,219	265,802	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,265,812	1,268,597	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	111,469	111,714	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	140,333	140,641	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,788,606	1,792,541	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	114,194	114,448	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	81,638	81,819	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,235,625	1,238,374	Corporate Bonds	Up to 30 Days

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.45%	06/13/25	07/15/25	$ 1,589,062	$ 1,592,598	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	435,000	435,968	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	838,338	840,203	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	2,756,940	2,763,074	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,624,500	1,628,115	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	146,250	146,575	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	85,244	85,433	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	150,694	151,029	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	226,907	227,412	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	219,542	220,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	2,940,000	2,946,542	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	575,891	577,173	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	3,775,000	3,783,399	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	186,675	187,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	128,858	129,144	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	401,256	402,149	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	697,990	699,543	Corporate Bonds	Up to 30 Days
HSBC Bank PLC	4.45 (b)	06/16/25	Open	3,869,257	3,876,431	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	06/23/25	08/01/25	81,819	81,873	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	803,750	804,545	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	2,203,125	2,205,304	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	1,109,750	1,110,847	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	189,250	189,437	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	945,000	945,935	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	119,228	119,345	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	1,024,720	1,025,733	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	218,552	218,769	Capital Trusts	31 - 90 Days
J.P. Morgan Securities LLC	4.25	06/26/25	07/29/25	915,040	915,580	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	06/26/25	07/29/25	260,332	260,488	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	06/26/25	07/29/25	146,250	146,339	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	06/26/25	07/29/25	1,606,175	1,607,168	Corporate Bonds	Up to 30 Days
HSBC Securities (USA), Inc.	4.49	06/30/25	07/01/25	30,186,250	30,186,250	U.S. Treasury Obligations	Up to 30 Days
				$ 230,089,978	$ 230,795,648

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	412	09/19/25	$ 47,071	$ 1,320,908
U.S. Long Bond	65	09/19/25	7,497	62,937
Ultra U.S. Treasury Bond	936	09/19/25	111,355	2,819,718
5-Year U.S. Treasury Note	302	09/30/25	32,923	185,306
				4,388,869
Short Contracts
10-Year U.S. Treasury Note	527	09/19/25	59,090	(965,111)
2-Year U.S. Treasury Note	77	09/30/25	16,020	(9,727)
				(974,838)
				$ 3,414,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	122,775	USD	143,969	BNP Paribas SA	07/16/25	$ 787
USD	103,001	CAD	139,000	Morgan Stanley & Co. International PLC	09/17/25	533
						1,320
USD	79,559	EUR	69,855	Deutsche Bank AG	07/16/25	(2,803)
USD	208,929	EUR	183,442	Deutsche Bank AG	07/16/25	(7,357)
USD	293,802	EUR	257,990	Deutsche Bank AG	07/16/25	(10,378)
USD	120,784	EUR	103,021	HSBC Bank PLC	07/16/25	(682)
USD	127,772	EUR	108,982	HSBC Bank PLC	07/16/25	(722)
USD	110,384	EUR	95,982	JPMorgan Chase Bank N.A.	09/17/25	(3,253)
USD	107,362	EUR	92,000	Natwest Markets PLC	09/17/25	(1,560)
USD	6,286,844	EUR	5,387,000	State Street Bank and Trust Co.	09/17/25	(91,051)
USD	537,348	GBP	397,000	Morgan Stanley & Co. International PLC	09/17/25	(7,861)
						(125,667)
						$ (124,347)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	21,650	$ (476,479)	$ (228,887)	$ (247,592)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	8,260	(634,640)	(560,286)	(74,354)
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	USD	2,210	(49,678)	(35,318)	(14,360)
						$ (1,160,797)	$ (824,491)	$ (336,306)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 244	$ 247	$ (3)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	20	1,852	2,052	(200)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	5	422	(591)	1,013
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	3	254	(340)	594
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	9	713	(956)	1,669
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	3	207	(284)	491
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	6	433	(618)	1,051
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	4	314	(436)	750
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	13	1,032	1,394	(362)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	18	2,760	2,306	454
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	4	(167)	(291)	124
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	4	(166)	(263)	97
SES S.A.	1.00	Quarterly	Barclays Bank PLC	06/20/30	NR	EUR	4	(223)	(243)	20
								$ 7,675	$ 1,977	$ 5,698

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ —	$ (824,491)	$ —	$ (336,306)
OTC Swaps	5,999	(4,022)	6,263	(565)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 4,388,869	$ —	$ 4,388,869
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,320	—	—	1,320
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	12,262	—	—	—	—	12,262
	$ —	$ 12,262	$ —	$ 1,320	$ 4,388,869	$ —	$ 4,402,451
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 974,838	$ —	$ 974,838
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	125,667	—	—	125,667
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	336,306	—	—	—	—	336,306
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	4,587	—	—	—	—	4,587
	$ —	$ 340,893	$ —	$ 125,667	$ 974,838	$ —	$ 1,441,398

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (5,483,472)	$ —	$ (5,483,472)
Forward foreign currency exchange contracts	—	—	—	(496,376)	—	—	(496,376)
Swaps	—	134,673	—	—	—	—	134,673
	$ —	$ 134,673	$ —	$ (496,376)	$ (5,483,472)	$ —	$ (5,845,175)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 4,697,499	$ —	$ 4,697,499
Forward foreign currency exchange contracts	—	—	—	(274,706)	—	—	(274,706)
Swaps	—	(40,437)	—	—	—	—	(40,437)
	$ —	$ (40,437)	$ —	$ (274,706)	$ 4,697,499	$ —	$ 4,382,356
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$168,189,762
Average notional value of contracts — short	122,566,071
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	7,264,192
Average amounts sold — in USD	179,539
Credit default swaps:
Average notional value — buy protection	30,035,000
Average notional value — sell protection	114,189
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,406,328	$ 170,731
Forward foreign currency exchange contracts	1,320	125,667
Swaps — centrally cleared	—	38,146
Swaps — OTC(a)	12,262	4,587
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,419,910	339,131
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,406,328)	(208,877)
Total derivative assets and liabilities subject to an MNA	$ 13,582	$ 130,254

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 1,137	$ (882)	$ —	$ —	$ 255
Barclays Bank PLC	3,774	(2,164)	—	—	1,610
BNP Paribas SA	3,547	—	—	—	3,547
Citibank N.A.	491	(284)	—	—	207
JPMorgan Chase Bank N.A.	1,298	(1,298)	—	—	—
Morgan Stanley & Co. International PLC	3,335	(3,335)	—	—	—
	$ 13,582	$ (7,963)	$ —	$ —	$ 5,619

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 882	$ (882)	$ —	$ —	$ —
Barclays Bank PLC	2,164	(2,164)	—	—	—
Citibank N.A.	284	(284)	—	—	—
Deutsche Bank AG	20,538	—	—	—	20,538
HSBC Bank PLC	1,404	—	—	—	1,404
JPMorgan Chase Bank N.A.	3,874	(1,298)	—	—	2,576
Morgan Stanley & Co. International PLC	8,497	(3,335)	—	—	5,162
Natwest Markets PLC	1,560	—	—	—	1,560
State Street Bank and Trust Co.	91,051	—	—	—	91,051
	$ 130,254	$ (7,963)	$ —	$ —	$ 122,291

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Core Bond Trust (BHK)

(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 63,867,882	$ 680,347	$ 64,548,229
Common Stocks	—	—	13,020	13,020
Corporate Bonds	—	409,323,761	1,916,431	411,240,192
Fixed Rate Loan Interests	—	2,657,093	—	2,657,093
Floating Rate Loan Interests	—	14,499,332	899,553	15,398,885
Foreign Agency Obligations	—	9,916,504	—	9,916,504
Municipal Bonds	—	29,585,232	—	29,585,232
Non-Agency Mortgage-Backed Securities	—	94,805,038	—	94,805,038
Preferred Securities
Capital Trusts	—	44,993,220	—	44,993,220
Preferred Stocks	—	150,000	16,290	166,290
Trust Preferred	870,332	—	—	870,332
U.S. Government Sponsored Agency Securities	—	105,006,015	—	105,006,015
U.S. Treasury Obligations	—	139,025,270	—	139,025,270
Short-Term Securities
Money Market Funds	8,232,852	—	—	8,232,852
U.S. Treasury Obligations	—	26,053,066	—	26,053,066
Unfunded Floating Rate Loan Interests(a)	—	135	40	175
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(140)	—	(140)
	$9,103,184	$939,882,408	$3,525,681	$952,511,273
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 6,263	$ —	$ 6,263
Foreign Currency Exchange Contracts	—	1,320	—	1,320
Interest Rate Contracts	4,388,869	—	—	4,388,869
Liabilities
Credit Contracts	—	(336,871)	—	(336,871)
Foreign Currency Exchange Contracts	—	(125,667)	—	(125,667)
Interest Rate Contracts	(974,838)	—	—	(974,838)
	$3,414,031	$(454,955)	$—	$2,959,076

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $230,795,648 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Arcano Euro CLO II DAC, Series 2X, Class D, 07/25/39(a)	EUR	100	$ 117,795
Arini European CLO, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 01/15/39(b)(c)		100	117,353
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(b)(c)		100	117,040
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(b)(c)		110	130,058
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.48%, 07/15/32(b)(c)		100	117,865
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.41%, 10/15/37(b)(c)		100	117,702
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 5.13%, 12/15/34(b)(c)		100	117,599
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.84%, 02/15/38(b)(c)		100	117,482
Greene King Finance PLC(c)
Series 06, Class B2, (1-day SONIA GBP 2.20%), 6.44%, 03/15/36(b)	GBP	100	123,538
Series B1, (1-day SONIA GBP 1.92%), 6.16%, 12/15/34		100	127,039
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(b)(c)	EUR	100	117,308
Rockfield Park CLO DAC, Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 5.25%, 07/16/34(b)(c)		100	118,066
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/27(b)(c)		100	117,371
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 04/20/37(b)(c)		110	130,051
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(b)	GBP	106	152,716
Total Asset-Backed Securities — 0.1% (Cost: $1,667,687)			1,838,983

	Shares
Common Stocks
Electrical Equipment — 0.0%
SunPower Corp.(d)(e)	1,025	—
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(e)	2,390	1,843
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(e)	19,441	17,011
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	11,153	1,126,453
Life Sciences Tools & Services — 0.1%
Avantor, Inc.(e)(f)	82,810	1,114,622
Metals & Mining — 0.1%
Constellium SE, Class A(e)	159,448	2,120,658
Oil, Gas & Consumable Fuels — 0.6%
Energy Transfer LP	177,657	3,220,922
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP	93,254	$ 2,891,807
MPLX LP	28,832	1,485,136
ONEOK, Inc.	17,426	1,422,484
Western Midstream Partners LP	6,903	267,146
		9,287,495
Real Estate Management & Development — 0.0%
ADLER Group SA(d)(e)	83,768	1
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(e)	1	3
Specialized REITs — 0.2%
VICI Properties, Inc.	83,941	2,736,476
Total Common Stocks — 1.1% (Cost: $16,714,090)		16,404,562

		Par (000)
Corporate Bonds
Advertising Agencies(g) — 1.9%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	1,253	1,238,746
9.00%, 09/15/28		2,715	2,844,839
7.50%, 06/01/29		9,968	9,219,379
7.88%, 04/01/30		6,963	7,187,515
CMG Media Corp., 8.88%, 06/18/29		887	836,142
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		3,835	3,734,082
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27		500	497,502
4.25%, 01/15/29		1,152	1,102,088
4.63%, 03/15/30		1,550	1,480,424
7.38%, 02/15/31		1,309	1,385,857
Stagwell Global LLC, 5.63%, 08/15/29		553	528,958
			30,055,532
Aerospace & Defense — 3.5%
Bombardier, Inc.(g)
7.88%, 04/15/27		123	123,710
6.00%, 02/15/28		2,891	2,908,405
8.75%, 11/15/30		3,045	3,296,453
7.25%, 07/01/31		978	1,026,607
7.00%, 06/01/32		1,497	1,558,953
6.75%, 06/15/33		1,126	1,166,762
Czechoslovak Group A/S, 01/10/31(a)(b)	EUR	125	149,499
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(g)	USD	6,646	6,729,116
Goat Holdco LLC, 6.75%, 02/01/32(g)		1,177	1,196,468
Spirit AeroSystems, Inc.(g)
9.38%, 11/30/29		2,617	2,776,666
9.75%, 11/15/30		2,077	2,290,622
TransDigm, Inc.(g)
7.13%, 12/01/31		2,277	2,385,654
6.63%, 03/01/32		10,856	11,240,232
6.00%, 01/15/33		275	276,494

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(g) (continued)
6.38%, 05/31/33	USD	13,343	$ 13,355,095
Triumph Group, Inc., 9.00%, 03/15/28(g)		3,661	3,825,891
			54,306,627
Air Freight & Logistics(g) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		1,223	1,228,087
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		423	448,404
			1,676,491
Automobile Components — 2.0%
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 05/15/27(g)		13,312	13,370,307
6.75%, 05/15/28(g)		7,384	7,579,329
6.75%, 02/15/30(g)		1,960	2,037,983
4.75%, 06/15/31(g)	EUR	1,055	1,247,510
4.75%, 06/15/31(b)		110	130,072
Dana, Inc.
4.25%, 09/01/30	USD	481	474,077
4.50%, 02/15/32		733	716,514
Forvia SE, 5.50%, 06/15/31(b)	EUR	115	133,633
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(g)	USD	766	797,506
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		897	914,972
5.25%, 04/30/31		75	72,028
5.63%, 04/30/33		311	297,769
IHO Verwaltungs GmbH(b)(h)
(7.00% PIK), 7.00%, 11/15/31	EUR	100	124,298
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		116	143,037
Mahle GmbH, 6.50%, 05/02/31(b)		206	246,309
Schaeffler AG(b)
4.25%, 04/01/28		100	118,530
5.38%, 04/01/31		100	120,311
Tenneco, Inc., 8.00%, 11/17/28(g)	USD	2,138	2,114,263
ZF Europe Finance BV, 7.00%, 06/12/30(b)	EUR	100	118,049
ZF Finance GmbH(b)
5.75%, 08/03/26		200	237,475
2.00%, 05/06/27		200	222,927
2.75%, 05/25/27		100	112,453
			31,329,352
Automobiles — 1.4%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(g)	USD	306	291,149
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(g)		767	726,264
10.38%, 03/31/29(b)	GBP	104	133,005
Carvana Co.(g)(h)
(9.00% PIK), 9.00%, 06/01/30	USD	3,846	4,043,697
(9.00% PIK), 9.00%, 06/01/31		6,874	7,779,534
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(g)		1,059	1,128,764
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/29(g)		639	625,235
Group 1 Automotive, Inc., 6.38%, 01/15/30(g)		775	795,819
Ken Garff Automotive LLC, 4.88%, 09/15/28(g)		381	376,157
LCM Investments Holdings II LLC(g)
4.88%, 05/01/29		968	941,332
8.25%, 08/01/31		1,631	1,734,051
Nissan Motor Co. Ltd., 4.81%, 09/17/30(g)		1,400	1,284,389
RCI Banque SA(b)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	118,841
Security		Par (000)	Value
Automobiles (continued)
RCI Banque SA(b)(c) (continued)
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34	EUR	100	$ 123,892
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(g)	USD	1,269	1,246,821
Wabash National Corp., 4.50%, 10/15/28(g)		844	763,516
			22,112,466
Banks — 0.6%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(b)(c)	EUR	100	120,138
Banca Monte dei Paschi di Siena SpA, 10/02/35(a)(b)(c)		200	235,630
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(b)(c)(i)		200	249,431
Banco Espirito Santo SA(e)(j)
4.75%, 01/15/22(c)		1,900	492,383
4.00%, 01/21/22		1,100	285,064
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(b)(c)(i)		200	240,302
Commerzbank AG, (5-year EURIBOR ICE Swap + 5.13%), 7.88%(b)(c)(i)		200	261,626
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(b)(c)(i)		200	251,527
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(b)(c)		100	116,851
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,202,283
Intesa Sanpaolo SpA, 5.15%, 06/10/30(b)	GBP	125	170,106
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(b)(c)	EUR	175	219,833
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(c)(i)	USD	627	654,771
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(c)		2,046	2,099,716
Walker & Dunlop, Inc., 6.63%, 04/01/33(g)		1,235	1,267,398
			9,867,059
Building Materials — 3.4%
Builders FirstSource, Inc.(g)
6.38%, 03/01/34		819	834,621
6.75%, 05/15/35		2,262	2,328,989
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(g)	EUR	840	1,039,333
6.38%, 12/15/30(b)		200	247,460
6.63%, 12/15/30(g)	USD	15,582	15,927,484
6.75%, 07/15/31(g)		1,027	1,062,940
HT Troplast GmbH, 9.38%, 07/15/28(b)	EUR	124	153,726
Jeld-Wen, Inc.(g)
4.88%, 12/15/27	USD	1,513	1,402,672
7.00%, 09/01/32		1,882	1,473,512
JH North America Holdings, Inc.(g)
5.88%, 01/31/31		1,303	1,314,378
6.13%, 07/31/32		1,719	1,747,542
New Enterprise Stone & Lime Co., Inc.(g)
5.25%, 07/15/28		435	436,153
9.75%, 07/15/28		1,074	1,076,507
PCF GmbH, 4.75%, 04/15/29(b)	EUR	118	114,638
Quikrete Holdings, Inc.(g)
6.38%, 03/01/32	USD	7,039	7,238,344
6.75%, 03/01/33		1,920	1,981,106
Smyrna Ready Mix Concrete LLC(g)
6.00%, 11/01/28		3,490	3,481,487
8.88%, 11/15/31		1,138	1,193,144
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Building Solutions, Inc., 6.50%, 08/15/32(g)	USD	3,246	$ 3,325,962
Standard Industries, Inc.
2.25%, 11/21/26(b)	EUR	511	594,534
3.38%, 01/15/31(g)	USD	4,044	3,626,643
Wilsonart LLC, 11.00%, 08/15/32(g)		1,810	1,644,432
			52,245,607
Building Products(g) — 1.1%
Foundation Building Materials, Inc., 6.00%, 03/01/29		89	81,632
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	2,108,895
QXO Building Products, Inc., 6.75%, 04/30/32		6,087	6,270,839
White Cap Buyer LLC, 6.88%, 10/15/28		8,805	8,791,027
			17,252,393
Capital Markets — 1.6%
Apollo Debt Solutions BDC
6.70%, 07/29/31		745	774,156
6.55%, 03/15/32(g)		207	211,428
Ares Capital Corp., 5.50%, 09/01/30		1,120	1,116,523
Ares Strategic Income Fund, 5.80%, 09/09/30(g)		1,005	1,008,511
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		315	311,386
Blackstone Private Credit Fund, 6.00%, 11/22/34		3,590	3,510,489
Blue Owl Capital Corp., 6.20%, 07/15/30		2,275	2,298,153
Blue Owl Capital Corp. II, 8.45%, 11/15/26		545	566,183
Blue Owl Credit Income Corp., 7.75%, 09/16/27		1,395	1,463,254
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		300	305,950
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(g)		1,129	1,013,395
Focus Financial Partners LLC, 6.75%, 09/15/31(g)		1,667	1,701,614
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		962	962,060
HAT Holdings I LLC/HAT Holdings II LLC(g)
3.38%, 06/15/26		219	209,440
8.00%, 06/15/27		286	296,177
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		4,444	4,305,930
9.75%, 01/15/29		876	850,975
4.38%, 02/01/29		1,179	991,041
10.00%, 11/15/29(g)		1,076	1,065,266
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(g)		1,132	1,163,929
Lehman Brothers Holdings, Inc.(e)(j)
5.38%, 10/17/17	EUR	350	1,237
4.75%, 01/16/18		1,890	6,679
0.00%, 02/05/18(k)		3,950	13,959
1.00%, 09/22/18	USD	430	172
0.00%, 12/31/49(k)		1,535	614
			24,148,521
Chemicals — 2.6%
Avient Corp., 6.25%, 11/01/31(g)		927	935,666
Celanese U.S. Holdings LLC
6.50%, 04/15/30		390	399,215
6.75%, 04/15/33		990	1,000,282
Chemours Co.
5.38%, 05/15/27		1,878	1,861,204
5.75%, 11/15/28(g)		2,326	2,180,172
8.00%, 01/15/33(g)		861	806,247
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(b)	EUR	100	118,800
Herens Holdco SARL, 4.75%, 05/15/28(g)	USD	2,679	2,404,335
INEOS Finance PLC(b)
6.38%, 04/15/29	EUR	128	152,823
5.63%, 08/15/30		100	114,469
Ingevity Corp., 3.88%, 11/01/28(g)	USD	494	471,120
Security		Par (000)	Value
Chemicals (continued)
Itelyum Regeneration SpA, 5.75%, 04/15/30(b)	EUR	100	$ 118,803
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(g)(h)	USD	1,638	1,466,458
Kronos International, Inc., 9.50%, 03/15/29(b)	EUR	170	215,658
Lune Holdings SARL, 5.63%, 11/15/28(b)		125	59,183
LYB International Finance III LLC, 6.15%, 05/15/35	USD	360	373,648
Mativ Holdings, Inc., 8.00%, 10/01/29(g)		823	745,701
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(g)		775	772,747
Nobian Finance BV, Class B, 3.63%, 07/15/26(b)	EUR	106	124,403
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(b)		179	221,396
9.75%, 11/15/28(g)	USD	4,174	4,395,347
5.38%, 10/01/29(b)	EUR	100	107,782
6.25%, 10/01/29(g)	USD	652	622,117
7.25%, 06/15/31(g)		4,149	4,231,980
SCIL IV LLC/SCIL USA Holdings LLC(b)
9.50%, 07/15/28	EUR	100	123,825
(3-mo. EURIBOR + 4.38%), 6.55%, 11/01/26(c)		100	118,065
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(g)	USD	3,950	3,825,114
Synthomer PLC, 7.38%, 05/02/29(b)	EUR	112	130,634
WR Grace Holdings LLC(g)
4.88%, 06/15/27	USD	246	244,579
5.63%, 08/15/29		8,156	7,382,698
7.38%, 03/01/31		4,435	4,541,520
			40,265,991
Commercial Services & Supplies — 7.4%
ADT Security Corp., 4.88%, 07/15/32(g)		790	757,834
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(b)	EUR	100	120,493
7.00%, 05/21/30(g)	USD	2,596	2,649,289
Allied Universal Holdco LLC, 7.88%, 02/15/31(g)		10,066	10,515,870
Allied Universal Holdco LLC/Allied Universal Finance Corp.(g)
6.00%, 06/01/29		6,537	6,357,695
6.88%, 06/15/30		3,805	3,856,611
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(g)		5,240	5,085,119
4.88%, 06/01/28(b)	GBP	300	394,761
Amber Finco PLC, 6.63%, 07/15/29(b)	EUR	165	203,361
APCOA Group GmbH, 04/15/31(a)(b)		150	177,797
APi Group DE, Inc., 4.75%, 10/15/29(g)	USD	1,283	1,259,096
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(b)(c)	EUR	100	118,726
BCP V Modular Services Finance II PLC(b)
4.75%, 11/30/28		200	231,280
6.13%, 11/30/28	GBP	100	132,624
Boels Topholding BV(b)
6.25%, 02/15/29	EUR	107	130,483
5.75%, 05/15/30		100	122,194
Boost Newco Borrower LLC, 7.50%, 01/15/31(g)	USD	5,245	5,567,646
Brink’s Co., 6.75%, 06/15/32(g)		1,208	1,258,008
Clarivate Science Holdings Corp., 4.88%, 07/01/29(g)		4,464	4,203,311
Currenta Group Holdings SARL, (3-mo. EURIBOR + 4.00%), 6.14%, 05/15/32(b)(c)	EUR	100	118,073
Deluxe Corp., 8.13%, 09/15/29(g)	USD	639	659,491
EC Finance PLC, 3.25%, 10/15/26(b)	EUR	109	125,329
EquipmentShare.com, Inc., 8.00%, 03/15/33(g)	USD	677	709,222
Fortress Transportation and Infrastructure Investors LLC(g)
5.50%, 05/01/28		4,130	4,107,772
7.88%, 12/01/30		3,628	3,849,355

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Fortress Transportation and Infrastructure Investors LLC(g) (continued)
7.00%, 05/01/31	USD	5,374	$ 5,564,428
7.00%, 06/15/32		2,920	3,014,982
5.88%, 04/15/33		2,249	2,220,684
Garda World Security Corp.(g)
4.63%, 02/15/27		1,132	1,124,982
7.75%, 02/15/28		2,366	2,447,776
6.00%, 06/01/29		302	294,768
8.25%, 08/01/32		2,749	2,821,032
8.38%, 11/15/32		6,398	6,572,083
Herc Holdings, Inc.(g)
6.63%, 06/15/29		792	812,591
7.00%, 06/15/30		2,120	2,214,038
7.25%, 06/15/33		1,076	1,127,434
Hertz Corp., 12.63%, 07/15/29(g)		760	794,776
Kapla Holding SAS(b)
5.00%, 04/30/31	EUR	100	119,118
(3-mo. EURIBOR + 3.50%), 5.48%, 07/31/30(c)		100	118,383
La Financiere Atalian, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28(h)		155	64,650
Loxam SAS(b)
6.38%, 05/15/28		115	139,807
6.38%, 05/31/29		101	123,939
OT Midco Ltd., 10.00%, 02/15/30(g)	USD	267	206,058
Pachelbel Bidco SpA(b)
7.13%, 05/17/31	EUR	100	126,854
(3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(c)		100	118,408
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(g)	USD	3,405	3,410,332
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(g)		2,198	2,198,092
RR Donnelley & Sons Co., 9.50%, 08/01/29(g)		3,259	3,259,000
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(g)		4,762	4,945,666
5.50%, 05/15/33(g)	EUR	1,445	1,760,709
5.50%, 05/15/33(b)		100	121,848
Sotheby’s, 7.38%, 10/15/27(g)	USD	5,001	4,943,429
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(g)		978	880,710
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(b)	EUR	88	103,565
Verisure Holding AB(b)
3.88%, 07/15/26		140	164,414
9.25%, 10/15/27		80	98,201
7.13%, 02/01/28		100	122,365
Veritiv Operating Co., 10.50%, 11/30/30(g)	USD	819	886,563
Wand NewCo 3, Inc., 7.63%, 01/30/32(g)		2,092	2,198,543
WEX, Inc., 6.50%, 03/15/33(g)		2,219	2,238,754
Williams Scotsman, Inc.(g)
6.63%, 06/15/29		200	205,305
6.63%, 04/15/30		1,691	1,756,528
7.38%, 10/01/31		3,156	3,322,002
Worldline SA, 5.50%, 06/10/30(b)	EUR	100	102,266
			115,456,523
Communications Equipment(g) — 0.4%
CommScope LLC
4.75%, 09/01/29	USD	4,757	4,644,180
9.50%, 12/15/31		561	587,486
Viavi Solutions, Inc., 3.75%, 10/01/29		528	493,369
			5,725,035
Security		Par (000)	Value
Construction & Engineering — 0.3%
Arcosa, Inc., 6.88%, 08/15/32(g)	USD	144	$ 149,446
Brand Industrial Services, Inc., 10.38%, 08/01/30(g)		4,619	4,261,657
Heathrow Finance PLC, 6.63%, 03/01/31(b)	GBP	100	136,440
			4,547,543
Consumer Finance — 1.0%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(c)(g)	USD	224	225,540
Navient Corp.
9.38%, 07/25/30		626	690,485
7.88%, 06/15/32		1,274	1,324,958
OneMain Finance Corp.
6.63%, 01/15/28		3,098	3,199,240
6.63%, 05/15/29		1,650	1,694,634
5.38%, 11/15/29		408	401,327
7.88%, 03/15/30		1,538	1,634,232
4.00%, 09/15/30		451	416,153
7.50%, 05/15/31		575	600,790
7.13%, 11/15/31		527	548,330
6.75%, 03/15/32		1,588	1,617,867
7.13%, 09/15/32		2,031	2,102,631
SLM Corp., 6.50%, 01/31/30		330	346,380
			14,802,567
Consumer Staples Distribution & Retail — 0.2%
B&M European Value Retail SA, 6.50%, 11/27/31(b)	GBP	100	138,161
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	842	893,005
4.80%, 11/18/44		1,874	1,789,670
			2,820,836
Containers & Packaging — 3.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(g)		2,341	2,348,192
3.25%, 09/01/28(g)		1,508	1,425,110
3.00%, 09/01/29(b)	EUR	464	489,524
4.00%, 09/01/29(g)	USD	6,715	6,129,969
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(b)	EUR	1,370	1,544,767
4.13%, 08/15/26(g)	USD	3,278	3,077,616
Ball Corp., 4.25%, 07/01/32	EUR	875	1,044,274
Clydesdale Acquisition Holdings, Inc.(g)
6.63%, 04/15/29	USD	2,900	2,942,006
6.88%, 01/15/30		2,288	2,338,971
8.75%, 04/15/30		2,153	2,202,140
6.75%, 04/15/32		5,084	5,217,551
Crown Americas LLC, 5.88%, 06/01/33(g)		2,925	2,944,992
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(b)(h)	EUR	100	107,369
Graphic Packaging International LLC, 2.63%, 02/01/29(b)		456	513,577
Kleopatra Finco SARL, 4.25%, 03/01/26(b)		100	110,448
LABL, Inc.(g)
5.88%, 11/01/28	USD	376	328,797
9.50%, 11/01/28		2,653	2,452,375
8.63%, 10/01/31		1,593	1,362,602
Mauser Packaging Solutions Holding Co.(g)
7.88%, 04/15/27		17,673	17,962,696
9.25%, 04/15/27		778	772,545
OI European Group BV
6.25%, 05/15/28	EUR	394	479,196
6.25%, 05/15/28(b)		100	121,623
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
OI European Group BV (continued)
5.25%, 06/01/29(b)	EUR	100	$ 121,270
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(g)	USD	211	211,096
Sealed Air Corp.(g)
4.00%, 12/01/27		404	394,294
6.50%, 07/15/32		952	986,522
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(g)		87	91,566
Trident TPI Holdings, Inc., 12.75%, 12/31/28(g)		621	658,745
Trivium Packaging Finance BV(g)
6.63%, 07/15/30	EUR	445	541,762
8.25%, 07/15/30	USD	995	1,052,200
12.25%, 01/15/31		553	592,780
			60,566,575
Diversified REITs(g) — 1.1%
Digital Realty Trust LP, 1.88%, 11/15/29(l)		422	443,691
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27		590	563,465
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32		776	744,082
Iron Mountain, Inc.
5.25%, 07/15/30		122	120,331
5.63%, 07/15/32		3,252	3,226,152
6.25%, 01/15/33		2,516	2,586,966
Rithm Capital Corp., 8.00%, 07/15/30		728	731,640
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28		7,828	8,298,013
			16,714,340
Diversified Telecommunication Services — 6.7%
Altice Financing SA(g)
5.00%, 01/15/28		3,474	2,613,469
5.75%, 08/15/29		600	438,108
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(g)		800	804,102
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(h)		11,397	10,401,524
10.75%, 11/30/29		4,613	4,751,888
eircom Finance DAC, Series JUL, 04/30/31(a)(b)	EUR	160	188,943
Eutelsat SA(b)
1.50%, 10/13/28		100	107,110
9.75%, 04/13/29		100	126,977
Fibercop SpA
4.75%, 06/30/30(b)		102	120,920
5.13%, 06/30/32(b)		100	117,960
6.00%, 09/30/34(g)	USD	2,917	2,729,848
7.20%, 07/18/36(g)		1,468	1,430,688
Series 2033, 6.38%, 11/15/33(g)		803	779,785
Frontier Communications Holdings LLC
5.88%, 10/15/27(g)		251	251,095
5.00%, 05/01/28(g)		345	344,855
6.75%, 05/01/29(g)		611	618,989
5.88%, 11/01/29		910	918,620
6.00%, 01/15/30(g)		1,055	1,068,607
8.75%, 05/15/30(g)		13,691	14,319,023
8.63%, 03/15/31(g)		1,334	1,417,385
Global Switch Finance BV, 1.38%, 10/07/30(b)	EUR	106	116,924
Iliad Holding SASU
7.00%, 10/15/28(g)	USD	828	843,130
5.38%, 04/15/30(b)	EUR	169	204,449
6.88%, 04/15/31(b)		101	126,855
8.50%, 04/15/31(g)	USD	3,025	3,235,616
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU (continued)
7.00%, 04/15/32(g)	USD	3,781	$ 3,873,941
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(g)		248	252,885
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(b)	EUR	100	119,417
Level 3 Financing, Inc.(g)
3.63%, 01/15/29	USD	343	293,265
4.88%, 06/15/29		4,257	3,974,974
11.00%, 11/15/29		6,721	7,709,364
4.50%, 04/01/30		1,772	1,603,919
3.88%, 10/15/30		715	620,263
10.75%, 12/15/30		2,684	3,043,254
4.00%, 04/15/31		84	71,472
10.00%, 10/15/32		958	967,573
6.88%, 06/30/33		11,738	11,943,685
Lorca Telecom Bondco SA(b)
4.00%, 09/18/27	EUR	174	204,795
5.75%, 04/30/29		196	241,059
Lumen Technologies, Inc.(g)
4.13%, 04/15/30	USD	841	819,926
10.00%, 10/15/32		1,155	1,179,058
Sable International Finance Ltd., 7.13%, 10/15/32(g)		2,418	2,424,801
SES SA, 4.88%, 06/24/33(b)	EUR	100	118,937
SoftBank Group Corp.(b)
3.13%, 09/19/25		226	265,666
5.38%, 01/08/29		148	177,084
3.88%, 07/06/32		190	203,108
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	2,006	2,161,546
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(g)		8,739	9,152,232
Zayo Group Holdings, Inc.(g)
4.00%, 03/01/27		3,582	3,359,115
6.13%, 03/01/28		1,718	1,482,589
			104,340,798
Electric Utilities — 1.3%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(b)(c)(i)	EUR	150	182,909
Alpha Generation LLC, 6.75%, 10/15/32(g)	USD	1,671	1,722,542
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(b)	EUR	106	128,428
6.38%, 02/15/32(g)	USD	988	989,611
ContourGlobal Power Holdings SA
5.00%, 02/28/30(b)	EUR	100	118,677
6.75%, 02/28/30(g)	USD	2,613	2,692,331
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(c)(i)		3,338	3,142,799
EDP SA, (5-year EUR Swap + 2.38%), 1.88%, 08/02/81(b)(c)	EUR	200	232,242
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(c)	USD	938	973,147
Pike Corp., 8.63%, 01/31/31(g)		461	501,374
Public Power Corp. SA, 4.63%, 10/31/31(b)	EUR	100	120,145
Vistra Operations Co. LLC(g)
7.75%, 10/15/31	USD	1,921	2,041,722
6.88%, 04/15/32		1,756	1,835,866
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(g)		5,639	6,023,039
			20,704,832
Electronic Equipment, Instruments & Components(g) — 0.5%
Sensata Technologies, Inc., 6.63%, 07/15/32		1,981	2,038,746
WESCO Distribution, Inc.
6.63%, 03/15/32		955	992,407

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
WESCO Distribution, Inc. (continued)
6.38%, 03/15/33	USD	2,876	$ 2,972,582
Xerox Corp., 10.25%, 10/15/30		1,439	1,506,553
Zebra Technologies Corp., 6.50%, 06/01/32		591	607,712
			8,118,000
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(g)
6.88%, 04/01/27		1,223	1,224,249
6.25%, 04/01/28		560	561,854
6.63%, 09/01/32		2,256	2,298,497
Enerflex Ltd., 9.00%, 10/15/27(g)		475	489,801
Kodiak Gas Services LLC, 7.25%, 02/15/29(g)		2,606	2,695,675
Oceaneering International, Inc., 6.00%, 02/01/28		369	372,042
OEG Finance PLC, 7.25%, 09/27/29(b)	EUR	100	123,051
Star Holding LLC, 8.75%, 08/01/31(g)	USD	1,289	1,214,711
Tidewater, Inc., 07/15/30(a)(g)		1,127	1,159,525
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,114,237
7.13%, 03/15/29(g)		1,817	1,862,301
Weatherford International Ltd., 8.63%, 04/30/30(g)		2,603	2,682,983
			15,798,926
Entertainment — 3.3%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(b)	EUR	100	125,157
Banijay Entertainment SAS
7.00%, 05/01/29(b)		113	139,112
8.13%, 05/01/29(g)	USD	480	497,981
Boyne USA, Inc., 4.75%, 05/15/29(g)		1,869	1,813,571
Caesars Entertainment, Inc.(g)
4.63%, 10/15/29		456	435,268
7.00%, 02/15/30		7,376	7,638,453
6.50%, 02/15/32		3,143	3,225,082
Churchill Downs, Inc.(g)
5.75%, 04/01/30		1,065	1,068,471
6.75%, 05/01/31		10,273	10,558,815
Cinemark USA, Inc., 7.00%, 08/01/32(g)		383	397,617
Cirsa Finance International SARL(b)
6.50%, 03/15/29	EUR	100	123,198
(3-mo. EURIBOR + 4.50%), 6.69%, 07/31/28(c)		54	64,266
Flutter Treasury DAC
4.00%, 06/04/31(b)		101	119,159
5.88%, 06/04/31(g)	USD	2,708	2,728,310
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(g)		1,987	1,944,914
Light & Wonder International, Inc.(g)
7.00%, 05/15/28		706	708,057
7.25%, 11/15/29		241	248,292
7.50%, 09/01/31		474	495,999
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(g)		1,076	935,119
Live Nation Entertainment, Inc., 4.75%, 10/15/27(g)		335	331,358
Lottomatica Group SpA(b)
4.88%, 01/31/31	EUR	100	120,780
(3-mo. EURIBOR + 3.25%), 5.25%, 06/01/31(c)		100	118,313
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(g)	USD	1,535	1,371,698
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(g)		578	556,768
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(g)		1,384	1,428,576
Motion Finco SARL, 7.38%, 06/15/30(b)	EUR	100	110,462
Odeon Finco PLC, 12.75%, 11/01/27(g)	USD	1,503	1,570,464
Security		Par (000)	Value
Entertainment (continued)
Pinewood Finco PLC(b)
3.63%, 11/15/27	GBP	100	$ 130,809
6.00%, 03/27/30		181	245,345
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(g)
5.63%, 09/01/29	USD	1,188	680,130
5.88%, 09/01/31		262	143,445
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(g)		903	904,167
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(g)		1,917	1,847,333
Six Flags Entertainment Corp., 7.25%, 05/15/31(g)		1,221	1,254,804
Voyager Parent LLC, 9.25%, 07/01/32(g)		1,652	1,718,785
Warnermedia Holdings, Inc., 03/15/42(a)		2,055	1,384,556
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(g)
5.13%, 10/01/29		1,884	1,870,402
7.13%, 02/15/31		2,228	2,376,075
6.25%, 03/15/33		252	253,616
			51,684,727
Environmental, Maintenance & Security Service — 0.9%
GFL Environmental, Inc., 6.75%, 01/15/31(g)		192	200,913
Madison IAQ LLC, 5.88%, 06/30/29(g)		3,815	3,753,098
Reworld Holding Corp.
4.88%, 12/01/29(g)		2,689	2,558,164
5.00%, 09/01/30		335	316,622
Waste Pro USA, Inc., 7.00%, 02/01/33(g)		5,773	5,993,055
Wrangler Holdco Corp., 6.63%, 04/01/32(g)		816	849,506
			13,671,358
Financial Services — 3.3%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(c)		300	305,341
Azorra Finance Ltd.(g)
7.75%, 04/15/30		2,259	2,345,124
01/15/31(a)		621	633,993
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(b)(h)	GBP	100	135,778
Freedom Mortgage Holdings LLC(g)
9.25%, 02/01/29	USD	862	895,342
9.13%, 05/15/31		1,491	1,536,896
8.38%, 04/01/32		1,008	1,018,863
Garfunkelux Holdco SA, 9.00%, 09/01/28	EUR	85	99,988
GGAM Finance Ltd.(g)
8.00%, 02/15/27	USD	2,605	2,685,862
8.00%, 06/15/28		442	467,512
6.88%, 04/15/29		1,248	1,290,217
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(g)		1,913	1,963,216
Jefferies Finance LLC/JFIN Co-Issuer Corp.(g)
5.00%, 08/15/28		1,479	1,429,714
6.63%, 10/15/31		409	407,526
Midcap Financial Issuer Trust(g)
6.50%, 05/01/28		1,978	1,959,305
5.63%, 01/15/30		1,600	1,478,000
Nationstar Mortgage Holdings, Inc.(g)
6.00%, 01/15/27		2	2,002
6.50%, 08/01/29		2,646	2,702,767
5.13%, 12/15/30		433	438,230
5.75%, 11/15/31		1,505	1,528,466
7.13%, 02/01/32		3,608	3,747,612
PennyMac Financial Services, Inc.(g)
7.88%, 12/15/29		981	1,041,707
7.13%, 11/15/30		1,404	1,455,085
6.88%, 05/15/32		1,909	1,951,895
6.88%, 02/15/33		877	898,925
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(g)	USD	2,368	$ 2,452,626
ProGroup AG, 5.13%, 04/15/29(b)	EUR	100	119,120
Rocket Cos., Inc.(g)
6.13%, 08/01/30	USD	6,528	6,652,228
6.38%, 08/01/33		5,438	5,564,165
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(g)
3.88%, 03/01/31		398	368,954
4.00%, 10/15/33		497	444,650
Stena International SA, 7.25%, 01/15/31(g)		200	200,620
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	548	188,659
UWM Holdings LLC, 6.63%, 02/01/30(g)	USD	2,357	2,359,436
			50,769,824
Food Products — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(g)		983	1,013,302
B&G Foods, Inc., 8.00%, 09/15/28(g)		452	435,180
Bellis Acquisition Co. PLC(b)
8.13%, 05/14/30	GBP	128	165,377
07/01/31(a)	EUR	100	118,054
Bellis Finco PLC, 4.00%, 02/16/27(b)	GBP	100	137,186
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(g)(h)	USD	7,053	7,552,869
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(g)		5,914	6,162,755
Darling Global Finance BV
4.50%, 07/15/32(g)	EUR	990	1,180,267
4.50%, 07/15/32(b)		100	119,219
ELO SACA(b)
3.25%, 07/23/27		200	226,862
5.88%, 04/17/28		100	112,515
Fiesta Purchaser, Inc.(g)
7.88%, 03/01/31	USD	104	110,365
9.63%, 09/15/32		450	474,826
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.73%, 12/15/29(b)(c)	EUR	104	122,672
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(g)	USD	850	880,305
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(b)(c)	EUR	200	236,661
Market Bidco Finco PLC, 5.50%, 11/04/27(b)	GBP	156	209,857
Ocado Group PLC, Series ., 11.00%, 06/15/30(b)		100	133,509
Performance Food Group, Inc., 4.25%, 08/01/29(g)	USD	81	78,104
Post Holdings, Inc.(g)
4.50%, 09/15/31		215	199,565
6.38%, 03/01/33		1,550	1,564,131
6.25%, 10/15/34		183	184,039
Premier Foods Finance PLC, 3.50%, 10/15/26(b)	GBP	100	135,957
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(g)	USD	393	371,060
Tereos Finance Groupe I SA, 7.25%, 04/15/28(b)	EUR	100	121,413
United Natural Foods, Inc., 6.75%, 10/15/28(g)	USD	1,122	1,107,371
			23,153,421
Gas Utilities — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(g)		672	697,185
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(g)		418	395,469
Security		Par (000)	Value
Gas Utilities (continued)
Venture Global Plaque
6.50%, 01/15/34	USD	4,883	$ 4,883,000
6.75%, 01/15/36		5,096	5,096,000
Venture Global Plaquemines LNG LLC(g)
7.50%, 05/01/33		2,097	2,245,516
7.75%, 05/01/35		2,871	3,107,633
			16,424,803
Ground Transportation — 0.1%
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(g)		693	724,404
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.(b)
2.63%, 11/01/25	EUR	527	619,539
3.88%, 07/15/28		100	117,353
Bausch & Lomb Corp., 8.38%, 10/01/28(g)	USD	6,265	6,539,094
Insulet Corp., 6.50%, 04/01/33(g)		1,316	1,372,043
Medline Borrower LP, 5.25%, 10/01/29(g)		7,075	7,019,849
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(g)		363	372,904
Neogen Food Safety Corp., 8.63%, 07/20/30(g)		899	929,869
Sotera Health Holdings LLC, 7.38%, 06/01/31(g)		996	1,036,281
			18,006,932
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(g)		1,017	1,047,746
AHP Health Partners, Inc., 5.75%, 07/15/29(g)		2,104	2,051,749
CHS/Community Health Systems, Inc.(g)
5.63%, 03/15/27		2,509	2,471,316
6.00%, 01/15/29		3,050	2,933,698
5.25%, 05/15/30		5,152	4,568,523
4.75%, 02/15/31		2,223	1,900,404
10.88%, 01/15/32		3,613	3,829,299
Clariane SE, 7.88%, 06/27/30(b)	EUR	100	118,682
Concentra Health Services, Inc., 6.88%, 07/15/32(g)	USD	2,252	2,331,639
DaVita, Inc.(g)
6.88%, 09/01/32		681	705,639
6.75%, 07/15/33		918	947,924
Ephios Subco 3 SARL, 7.88%, 01/31/31(b)	EUR	218	276,182
Fortrea Holdings, Inc., 7.50%, 07/01/30(g)	USD	500	452,588
HAH Group Holding Co. LLC, 9.75%, 10/01/31(g)		2,268	2,248,525
IQVIA, Inc.
1.75%, 03/15/26(b)	EUR	330	384,852
2.25%, 03/15/29(b)		100	112,730
6.25%, 06/01/32(g)	USD	4,888	5,016,155
LifePoint Health, Inc.(g)
9.88%, 08/15/30		640	692,292
11.00%, 10/15/30		2,861	3,156,244
8.38%, 02/15/32		3,798	4,046,936
10.00%, 06/01/32		1,578	1,627,967
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(b)	EUR	100	118,295
Molina Healthcare, Inc., 6.25%, 01/15/33(g)	USD	1,285	1,308,000
Prime Healthcare Services, Inc., 9.38%, 09/01/29(g)		390	387,075
Star Parent, Inc., 9.00%, 10/01/30(g)		4,238	4,457,608
Surgery Center Holdings, Inc., 7.25%, 04/15/32(g)		5,247	5,346,756
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(g)		2,104	2,170,146
			54,708,970
Health Care REITs — 0.4%
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(g)	EUR	1,425	1,719,705

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. (continued)
7.00%, 02/15/32(b)	EUR	152	$ 183,435
8.50%, 02/15/32(g)	USD	4,784	5,006,724
			6,909,864
Hotel & Resort REITs — 1.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(g)		1,878	1,931,408
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(g)		606	609,256
Pebblebrook Hotel Trust, 1.75%, 12/15/26(l)		68	64,266
RHP Hotel Properties LP/RHP Finance Corp.(g)
6.50%, 04/01/32		5,475	5,630,747
6.50%, 06/15/33		1,478	1,520,487
RLJ Lodging Trust LP, 4.00%, 09/15/29(g)		749	698,926
Service Properties Trust
8.63%, 11/15/31(g)		6,051	6,496,184
8.88%, 06/15/32		3,191	3,281,171
XHR LP, 6.63%, 05/15/30(g)		592	603,169
			20,835,614
Hotels, Restaurants & Leisure — 3.9%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(g)		960	973,558
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(b)(c)	EUR	120	138,527
Carnival Corp.(g)
6.00%, 05/01/29	USD	3,963	4,004,382
5.88%, 06/15/31		2,362	2,406,288
6.13%, 02/15/33		5,018	5,134,177
Deuce Finco PLC, 5.50%, 06/15/27(b)	GBP	100	136,057
Essendi SA, (3-mo. EURIBOR + 3.75%), 5.81%, 05/15/32(b)(c)	EUR	100	118,824
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(g)
4.63%, 01/15/29	USD	4,391	4,205,773
6.75%, 01/15/30		671	619,200
Las Vegas Sands Corp., 6.00%, 06/14/30		845	871,764
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(g)		576	601,299
Lindblad Expeditions LLC, 6.75%, 02/15/27(g)		1,331	1,338,845
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(g)		1,447	1,136,675
Melco Resorts Finance Ltd.(g)
5.63%, 07/17/27		200	199,500
5.75%, 07/21/28		600	587,028
5.38%, 12/04/29		2,283	2,141,842
7.63%, 04/17/32		1,534	1,552,408
MGM China Holdings Ltd.(g)
4.75%, 02/01/27		440	436,150
7.13%, 06/26/31		474	490,590
MGM Resorts International, 6.13%, 09/15/29		2,148	2,184,829
NCL Corp. Ltd.(g)
8.13%, 01/15/29		631	665,188
7.75%, 02/15/29		1,782	1,894,770
6.25%, 03/01/30		751	757,409
6.75%, 02/01/32		2,931	2,994,393
NCL Finance Ltd., 6.13%, 03/15/28(g)		849	862,812
Pinnacle Bidco PLC(b)
8.25%, 10/11/28	EUR	100	123,538
10.00%, 10/11/28	GBP	100	145,089
Sabre GLBL, Inc.(g)
8.63%, 06/01/27	USD	715	731,981
10.75%, 11/15/29		2,092	2,149,626
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc.(g) (continued)
11.13%, 07/15/30	USD	2,112	$ 2,209,152
Station Casinos LLC(g)
4.63%, 12/01/31		2,431	2,277,199
6.63%, 03/15/32		889	909,013
Stonegate Pub Co. Financing PLC(b)
10.75%, 07/31/29	GBP	123	175,032
(3-mo. EURIBOR + 6.63%), 8.77%, 07/31/29(c)	EUR	100	119,562
TUI AG, 5.88%, 03/15/29(b)		120	146,655
TUI Cruises GmbH, 5.00%, 05/15/30(b)		106	125,571
Vail Resorts, Inc., 5.63%, 07/15/30	USD	1,122	1,122,000
Viking Cruises Ltd.(g)
5.88%, 09/15/27		1,436	1,436,803
7.00%, 02/15/29		269	271,359
9.13%, 07/15/31		3,780	4,071,064
Wynn Macau Ltd.(g)
5.50%, 01/15/26		962	959,775
5.50%, 10/01/27		200	198,500
5.63%, 08/26/28		5,107	5,008,690
4.50%, 03/07/29(l)		200	198,600
5.13%, 12/15/29		1,358	1,298,302
			60,129,799
Household Durables — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(g)		636	604,801
Beazer Homes USA, Inc., 5.88%, 10/15/27		306	306,595
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(g)		1,154	1,050,231
Dream Finders Homes, Inc., 8.25%, 08/15/28(g)		607	632,814
Empire Communities Corp., 9.75%, 05/01/29(g)		257	262,820
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(g)		3,601	3,903,700
LGI Homes, Inc.(g)
8.75%, 12/15/28		453	470,911
7.00%, 11/15/32		1,305	1,242,034
Meritage Homes Corp., 1.75%, 05/15/28(l)		2,135	2,067,160
New Home Co., Inc., 9.25%, 10/01/29(g)		1,145	1,187,051
Newell Brands, Inc., 8.50%, 06/01/28(g)		1,485	1,559,563
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	221,164
4.38%, 02/01/32		1,696	1,557,372
Somnigroup International, Inc., 3.88%, 10/15/31(g)		1,434	1,303,741
STL Holding Co. LLC, 8.75%, 02/15/29(g)		618	645,641
Whirlpool Corp.
6.13%, 06/15/30		1,097	1,106,641
6.50%, 06/15/33		1,164	1,167,728
			19,289,967
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(g)		296	268,792
Independent Power and Renewable Electricity Producers(g) — 1.2%
Calpine Corp., 4.63%, 02/01/29		2,297	2,268,582
Clearway Energy Operating LLC, 3.75%, 01/15/32		104	93,330
Lightning Power LLC, 7.25%, 08/15/32		609	640,942
NRG Energy, Inc.
5.75%, 07/15/29		1,231	1,232,582
6.00%, 02/01/33		3,898	3,936,847
6.25%, 11/01/34		3,957	4,031,582
Vistra Corp., (5-year CMT + 6.93%), 8.00%(c)(i)		994	1,018,103
XPLR Infrastructure LP(l)
0.00%, 11/15/25(k)		2,591	2,519,748
2.50%, 06/15/26		3,214	3,069,365
			18,811,081
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33(g)	USD	1,134	$ 1,152,673
Axon Enterprise, Inc.(g)
6.13%, 03/15/30		458	470,989
6.25%, 03/15/33		1,053	1,084,234
Enpro, Inc., 6.13%, 06/01/33(g)		876	895,554
Maxam Prill SARL, 07/15/30(a)(b)	EUR	154	180,316
			3,783,766
Insurance — 7.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(g)	USD	652	661,241
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(g)
6.75%, 10/15/27		6,867	6,862,949
6.75%, 04/15/28		1,904	1,935,616
5.88%, 11/01/29		4,674	4,607,438
7.00%, 01/15/31		4,898	5,066,540
7.38%, 10/01/32		7,319	7,544,528
AmWINS Group, Inc., 4.88%, 06/30/29(g)		878	853,253
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(g)		1,110	1,135,430
Ardonagh Finco Ltd.
6.88%, 02/15/31(b)	EUR	1,289	1,560,200
7.75%, 02/15/31(g)	USD	7,009	7,327,692
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(g)		6,836	7,193,161
AssuredPartners, Inc., 7.50%, 02/15/32(g)		1,975	2,116,258
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(g)
7.25%, 02/15/31		8,235	8,527,482
8.13%, 02/15/32		4,075	4,238,077
HUB International Ltd.(g)
7.25%, 06/15/30		17,624	18,417,697
7.38%, 01/31/32		20,576	21,529,254
Jones Deslauriers Insurance Management, Inc.(g)
8.50%, 03/15/30		2,854	3,025,035
10.50%, 12/15/30		2,104	2,242,460
Panther Escrow Issuer LLC, 7.13%, 06/01/31(g)		13,625	14,152,982
Unipol Assicurazioni SpA, 4.90%, 05/23/34(b)	EUR	100	123,611
USI, Inc., 7.50%, 01/15/32(g)	USD	2,420	2,553,485
			121,674,389
Interactive Media & Services — 0.3%
iliad SA(b)
5.38%, 02/15/29	EUR	100	123,627
5.63%, 02/15/30		100	125,856
Snap, Inc., 6.88%, 03/01/33(g)	USD	4,839	4,965,424
United Group BV, 4.00%, 11/15/27(b)	EUR	32	37,223
			5,252,130
Internet Software & Services — 1.0%
Acuris Finance U.S., Inc./Acuris Finance SARL(g)
5.00%, 05/01/28	USD	2,232	2,129,934
9.00%, 08/01/29		776	793,426
ANGI Group LLC, 3.88%, 08/15/28(g)		869	810,200
Cablevision Lightpath LLC(g)
3.88%, 09/15/27		600	578,287
5.63%, 09/15/28		1,201	1,160,233
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(b)	EUR	122	151,815
Getty Images, Inc., 11.25%, 02/21/30(g)	USD	931	924,018
ION Trading Technologies SARL, 9.50%, 05/30/29(g)		757	777,440
Match Group Holdings II LLC(g)
4.63%, 06/01/28		2,149	2,097,047
4.13%, 08/01/30		872	815,482
3.63%, 10/01/31		723	646,897
Security		Par (000)	Value
Internet Software & Services (continued)
Rakuten Group, Inc.(g)
11.25%, 02/15/27	USD	1,108	$ 1,203,137
9.75%, 04/15/29		2,442	2,674,915
			14,762,831
IT Services — 0.9%
Almaviva-The Italian Innovation Co. SpA, 10/30/30(a)(b)	EUR	162	190,828
Amentum Holdings, Inc., 7.25%, 08/01/32(g)	USD	1,301	1,338,928
Atos SE(b)(m)
5.20%, 12/18/30	EUR	237	237,313
1.04%, 12/18/32		152	75,707
9.36%, 12/18/29		169	222,618
CA Magnum Holdings, 5.38%, 10/31/26(g)	USD	3,306	3,276,990
CACI International, Inc., 6.38%, 06/15/33(g)		1,847	1,906,008
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 7.64%, 05/15/28(b)(c)	EUR	100	118,531
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(g)	USD	2,815	2,949,042
KBR, Inc., 4.75%, 09/30/28(g)		1,213	1,161,452
McAfee Corp., 7.38%, 02/15/30(g)		3,366	3,178,796
			14,656,213
Machinery — 1.7%
Chart Industries, Inc.(g)
7.50%, 01/01/30		3,377	3,535,469
9.50%, 01/01/31		537	573,199
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(g)		646	510,340
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(g)		4,449	4,651,643
IMA Industria Macchine Automatiche SpA(b)
3.75%, 01/15/28	EUR	100	116,828
(3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(c)		200	236,815
Manitowoc Co., Inc., 9.25%, 10/01/31(g)	USD	668	703,032
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 7.53%, 07/15/29(b)(c)	EUR	100	119,271
Terex Corp.(g)
5.00%, 05/15/29	USD	207	202,056
6.25%, 10/15/32		936	937,896
TK Elevator Holdco GmbH
6.63%, 07/15/28(b)	EUR	900	1,062,806
7.63%, 07/15/28(g)	USD	3,445	3,448,576
TK Elevator Midco GmbH, 4.38%, 07/15/27(b)	EUR	992	1,168,455
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(g)	USD	8,479	8,473,055
			25,739,441
Media — 6.5%
Cable One, Inc.(l)
0.00%, 03/15/26(k)		475	449,398
1.13%, 03/15/28		1,577	1,202,467
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(g)		91	90,667
4.75%, 03/01/30(g)		553	535,748
4.25%, 02/01/31(g)		451	421,312
7.38%, 03/01/31(g)		21,539	22,474,007
4.75%, 02/01/32(g)		2,067	1,960,605
4.50%, 05/01/32		167	155,518
4.50%, 06/01/33(g)		363	331,793
4.25%, 01/15/34(g)		1,938	1,725,182
CSC Holdings LLC(g)
5.50%, 04/15/27		1,956	1,867,484
5.38%, 02/01/28		2,028	1,856,748
11.25%, 05/15/28		5,143	5,123,644
11.75%, 01/31/29		4,414	4,198,402
4.13%, 12/01/30		400	282,205
3.38%, 02/15/31		936	648,544
4.50%, 11/15/31		400	281,474

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(g)	USD	4,325	$ 4,310,884
DISH DBS Corp.(g)
5.25%, 12/01/26		3,230	2,931,225
5.75%, 12/01/28		5,745	4,973,016
DISH Network Corp., 11.75%, 11/15/27(g)		6,281	6,474,618
Gray Media, Inc.(g)
7.00%, 05/15/27		1,782	1,781,202
10.50%, 07/15/29		4,224	4,537,738
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(g)		4,783	3,221,781
Midcontinent Communications, 8.00%, 08/15/32(g)		1,713	1,812,823
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(g)		676	577,980
Sinclair Television Group, Inc., 8.13%, 02/15/33(g)		3,592	3,628,697
Sirius XM Radio LLC(g)
5.00%, 08/01/27		6,942	6,882,533
4.00%, 07/15/28		381	365,921
Sunrise FinCo I BV, 4.88%, 07/15/31(g)		1,470	1,390,253
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(b)(h)	EUR	214	172,591
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(g)	USD	2,200	2,176,445
Univision Communications, Inc.(g)
6.63%, 06/01/27		3,640	3,630,070
8.00%, 08/15/28		3,668	3,722,209
8.50%, 07/31/31		1,877	1,879,079
Virgin Media Secured Finance PLC(b)
4.25%, 01/15/30	GBP	100	125,429
4.13%, 08/15/30		100	123,820
VZ Secured Financing BV, 3.50%, 01/15/32(b)	EUR	170	183,711
Ziggo Bond Co. BV, 5.13%, 02/28/30(g)	USD	650	567,487
Ziggo BV, 4.88%, 01/15/30(g)		1,165	1,088,138
			100,162,848
Metals & Mining — 3.8%
Aris Mining Corp., 8.00%, 10/31/29(g)		362	368,100
Arsenal AIC Parent LLC(g)
8.00%, 10/01/30		1,197	1,277,426
11.50%, 10/01/31		4,744	5,317,706
ATI, Inc.
5.88%, 12/01/27		886	886,773
7.25%, 08/15/30		2,612	2,737,123
5.13%, 10/01/31		1,063	1,038,913
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,359,715
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		481	480,612
6.88%, 11/01/29(g)		2,230	2,195,522
Constellium SE(g)
5.63%, 06/15/28		4,620	4,592,974
3.75%, 04/15/29		2,133	2,004,334
6.38%, 08/15/32		1,591	1,617,458
ERO Copper Corp., 6.50%, 02/15/30(g)		1,752	1,743,240
First Quantum Minerals Ltd.(g)
9.38%, 03/01/29		4,417	4,680,474
8.00%, 03/01/33		865	886,893
Kaiser Aluminum Corp.(g)
4.63%, 03/01/28		5,712	5,588,681
4.50%, 06/01/31		4,136	3,869,272
New Gold, Inc., 6.88%, 04/01/32(g)		2,700	2,782,558
Novelis Corp.(g)
4.75%, 01/30/30		5,807	5,557,299
6.88%, 01/30/30		2,446	2,528,995
Security		Par (000)	Value
Metals & Mining (continued)
Novelis Corp.(g) (continued)
3.88%, 08/15/31	USD	5,256	$ 4,722,859
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(b)	EUR	1,029	1,175,834
Vallourec SACA, 7.50%, 04/15/32(g)	USD	1,599	1,676,168
			59,088,929
Mortgage Real Estate Investment Trusts (REITs)(g) — 0.4%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		1,284	1,248,580
7.75%, 12/01/29		281	298,904
Starwood Property Trust, Inc.
7.25%, 04/01/29		879	924,550
6.00%, 04/15/30		442	447,058
6.50%, 07/01/30		1,079	1,114,456
6.50%, 10/15/30		1,964	2,027,712
			6,061,260
Oil, Gas & Consumable Fuels — 8.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(g)		1,728	1,812,558
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(g)		1,514	1,563,735
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(g)
9.00%, 11/01/27		963	1,177,267
5.88%, 06/30/29		1,254	1,256,132
6.63%, 07/15/33		930	943,483
Blue Racer Midstream LLC/Blue Racer Finance Corp.(g)
7.00%, 07/15/29		1,140	1,189,771
7.25%, 07/15/32		918	972,765
Buckeye Partners LP
6.88%, 07/01/29(g)		103	106,710
6.75%, 02/01/30(g)		386	400,682
5.85%, 11/15/43		816	719,187
5.60%, 10/15/44		553	466,344
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(b)	GBP	224	316,087
Chord Energy Corp., 6.75%, 03/15/33(g)	USD	601	613,995
CITGO Petroleum Corp., 8.38%, 01/15/29(g)		2,678	2,785,519
Civitas Resources, Inc.(g)
8.38%, 07/01/28		1,478	1,513,340
8.75%, 07/01/31		649	656,210
CNX Midstream Partners LP, 4.75%, 04/15/30(g)		520	491,178
CNX Resources Corp., 7.25%, 03/01/32(g)		479	495,962
Comstock Resources, Inc.(g)
6.75%, 03/01/29		4,687	4,693,774
5.88%, 01/15/30		59	57,308
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(g)		6,898	6,814,508
Crescent Energy Finance LLC(g)
7.63%, 04/01/32		2,683	2,619,682
7.38%, 01/15/33		2,182	2,085,568
01/15/34(a)		2,084	2,085,301
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(g)		1,599	1,591,549
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(g)		772	803,835
eG Global Finance PLC, 12.00%, 11/30/28(g)		1,943	2,144,827
Enbridge, Inc.(c)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	832,148
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,147,043
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(g)		1,457	1,609,047
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP(c)
(5-year CMT + 2.83%), 7.13%, 10/01/54	USD	1,564	$ 1,603,832
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,594	2,759,715
Series H, (5-year CMT + 5.69%), 6.50%(i)		2,085	2,094,316
Excelerate Energy LP, 8.00%, 05/15/30(g)		1,054	1,111,083
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	567,270
8.25%, 01/15/29		1,276	1,334,300
8.88%, 04/15/30		57	60,522
7.88%, 05/15/32		1,778	1,848,668
8.00%, 05/15/33		868	907,513
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(g)		685	694,599
Gulfport Energy Operating Corp., 6.75%, 09/01/29(g)		773	792,211
Harvest Midstream I LP, 7.50%, 05/15/32(g)		502	530,197
Hilcorp Energy I LP/Hilcorp Finance Co.(g)
6.25%, 11/01/28		427	427,989
5.75%, 02/01/29		1,061	1,047,193
6.00%, 04/15/30		130	126,379
6.25%, 04/15/32		95	90,713
8.38%, 11/01/33		1,756	1,822,003
6.88%, 05/15/34		1,863	1,784,440
7.25%, 02/15/35		712	696,230
Howard Midstream Energy Partners LLC(g)
8.88%, 07/15/28		422	443,033
7.38%, 07/15/32		673	707,793
ITT Holdings LLC, 6.50%, 08/01/29(g)		2,381	2,264,215
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(g)		3,430	3,549,851
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(g)		740	745,233
Matador Resources Co., 6.50%, 04/15/32(g)		1,546	1,546,805
Murphy Oil Corp., 5.88%, 12/01/42		141	114,473
Nabors Industries, Inc., 7.38%, 05/15/27(g)		678	669,523
NGL Energy Operating LLC/NGL Energy Finance Corp.(g)
8.13%, 02/15/29		1,200	1,212,361
8.38%, 02/15/32		4,751	4,765,267
Noble Finance II LLC, 8.00%, 04/15/30(g)		1,019	1,037,569
Northern Oil & Gas, Inc., 8.13%, 03/01/28(g)		5,973	6,026,076
Northriver Midstream Finance LP, 6.75%, 07/15/32(g)		873	904,103
Parkland Corp., 6.63%, 08/15/32(g)		987	1,008,794
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(g)		809	726,309
Permian Resources Operating LLC, 6.25%, 02/01/33(g)		2,436	2,458,606
Prairie Acquiror LP, 9.00%, 08/01/29(g)		984	1,024,950
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(g)		1,774	1,857,501
Sunoco LP, 6.25%, 07/01/33(g)		1,313	1,334,926
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(g)
5.50%, 01/15/28		1,497	1,488,208
7.38%, 02/15/29		2,434	2,501,619
6.00%, 12/31/30		66	64,760
6.00%, 09/01/31		522	509,392
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(g)		1,102	1,067,932
TransMontaigne Partners LLC, 8.50%, 06/15/30(g)		305	317,290
Transocean Titan Financing Ltd., 8.38%, 02/01/28(g)		142	144,287
Transocean, Inc.(g)
8.00%, 02/01/27		2,149	2,117,020
8.25%, 05/15/29		803	742,407
8.75%, 02/15/30		399	410,515
8.50%, 05/15/31		861	768,570
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valaris Ltd., 8.38%, 04/30/30(g)	USD	2,525	$ 2,590,584
Vantage Drilling International Ltd., 9.50%, 02/15/28(g)		159	158,205
Venture Global LNG, Inc.(g)
9.50%, 02/01/29		9,631	10,491,800
8.38%, 06/01/31		4,772	4,956,369
9.88%, 02/01/32		3,892	4,203,216
Vital Energy, Inc.
7.75%, 07/31/29(g)		386	340,890
9.75%, 10/15/30		1,152	1,042,708
7.88%, 04/15/32(g)		2,423	2,071,715
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(g)		1,366	1,356,946
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(b)(c)(i)	EUR	176	211,725
			134,218,234
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(b)		109	126,089
Fiber Bidco SpA(b)
6.13%, 06/15/31		100	112,668
(3-mo. EURIBOR + 4.00%), 5.98%, 01/15/30(c)		100	114,561
Magnera Corp., 7.25%, 11/15/31(g)	USD	688	648,715
Sappi Papier Holding GmbH, 4.50%, 03/15/32(b)	EUR	115	133,069
			1,135,102
Passenger Airlines — 0.7%
American Airlines, Inc., 8.50%, 05/15/29(g)	USD	2,096	2,197,727
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(b)(c)	EUR	200	233,835
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(g)	USD	1,502	1,461,268
OneSky Flight LLC, 8.88%, 12/15/29(g)		1,239	1,290,097
United Airlines, Inc., 4.63%, 04/15/29(g)		5,099	4,949,422
			10,132,349
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(b)	EUR	100	120,151
6.50%, 03/31/32(g)	USD	1,724	1,759,537
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		128	129,228
			2,008,916
Pharmaceuticals — 2.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(g)		17,395	17,547,554
Bausch Health Cos., Inc., 11.00%, 09/30/28(g)		6,226	6,163,740
Dolcetto Holdco SpA, 07/14/32(a)(b)	EUR	100	118,680
Endo Finance Holdings, Inc., 8.50%, 04/15/31(g)	USD	204	215,946
Grifols SA
2.25%, 11/15/27(b)	EUR	1,374	1,577,298
4.75%, 10/15/28(g)	USD	200	192,265
7.13%, 05/01/30(b)	EUR	141	172,338
Gruenenthal GmbH, 4.63%, 11/15/31(b)		136	161,206
Nidda Healthcare Holding GmbH(b)
7.00%, 02/21/30		215	264,355
(3-mo. EURIBOR + 3.75%), 5.89%, 10/23/30(c)		100	118,130
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(g)	USD	846	813,659
Rossini SARL(b)
6.75%, 12/31/29	EUR	121	150,461
(3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(c)		73	86,792
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31		100	140,471
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	674	659,044

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
6.75%, 03/01/28	USD	800	$ 829,000
8.13%, 09/15/31		912	1,026,283
6.00%, 12/01/32		1,150	1,168,687
			31,405,909
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(g)		988	922,634
Series AI, 7.00%, 04/15/30		1,009	942,463
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(g)		642	652,345
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63%(c)(i)	GBP	215	297,909
CoreLogic, Inc., 4.50%, 05/01/28(g)	USD	2,658	2,535,419
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(g)		1,566	1,681,625
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(b)(m)	EUR	90	99,638
Howard Hughes Corp., 4.38%, 02/01/31(g)	USD	2,347	2,165,912
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(b)(h)	EUR	182	211,050
			9,508,995
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(g)	USD	1,801	1,752,422
Semiconductors & Semiconductor Equipment(l) — 0.2%
MKS, Inc., 1.25%, 06/01/30		2,480	2,444,040
ON Semiconductor Corp., 0.50%, 03/01/29		1,259	1,163,568
			3,607,608
Software — 6.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(g)		15,753	15,505,134
Camelot Finance SA, 4.50%, 11/01/26(g)		174	171,330
Capstone Borrower, Inc., 8.00%, 06/15/30(g)		4,225	4,404,057
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(g)		274	226,570
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(g)		2,127	1,728,528
Cloud Software Group, Inc.(g)
6.50%, 03/31/29		12,631	12,748,632
9.00%, 09/30/29		14,426	14,952,915
8.25%, 06/30/32		10,911	11,611,803
CoreWeave, Inc., 9.25%, 06/01/30(g)		1,553	1,587,684
Dun & Bradstreet Corp., 5.00%, 12/15/29(g)		4,746	4,864,650
Ellucian Holdings, Inc., 6.50%, 12/01/29(g)		2,529	2,586,393
Fair Isaac Corp., 6.00%, 05/15/33(g)		6,575	6,635,265
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(g)		400	378,367
7.88%, 05/01/29(b)	EUR	237	288,806
8.75%, 05/01/29(g)	USD	782	804,400
IPD 3 BV, 5.50%, 06/15/31(b)	EUR	100	119,415
Playtika Holding Corp., 4.25%, 03/15/29(g)	USD	421	382,062
SS&C Technologies, Inc., 6.50%, 06/01/32(g)		3,595	3,732,027
TeamSystem SpA(b)(c)
07/01/32(a)	EUR	114	134,162
(3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31		113	133,313
Security		Par (000)	Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31(g)	USD	15,912	$ 16,509,893
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(g)		5,203	4,891,840
			104,397,246
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(b)	EUR	152	186,142
Bubbles Bidco SpA(b)
6.50%, 09/30/31		123	146,867
(3-mo. EURIBOR + 4.25%), 6.23%, 09/30/31(c)		120	141,795
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(b)(c)		156	184,679
Goldstory SAS, 6.75%, 02/01/30(b)		100	122,332
Staples, Inc., 10.75%, 09/01/29(g)	USD	915	865,979
			1,647,794
Technology Hardware, Storage & Peripherals(g) — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30		739	784,001
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30		1,355	1,375,229
			2,159,230
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC(a)
07/15/32(g)	EUR	2,056	2,440,030
07/15/32(b)		100	118,679
07/15/33(g)	USD	4,782	4,956,615
Crocs, Inc.(g)
4.25%, 03/15/29		217	207,016
4.13%, 08/15/31		282	253,944
European TopSoho SARL, 4.00%, 09/21/21(b)(e)(j)	EUR	200	123,576
Hanesbrands, Inc., 9.00%, 02/15/31(g)	USD	80	84,698
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(b)(c)	EUR	200	236,709
Under Armour, Inc., 7.25%, 07/15/30(g)	USD	662	670,411
			9,091,678
Trading Companies & Distributors(g) — 0.3%
Gates Corp/DE, 6.88%, 07/01/29		1,519	1,577,279
Resideo Funding, Inc.
4.00%, 09/01/29		290	273,354
6.50%, 07/15/32		1,918	1,964,976
			3,815,609
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(b)	GBP	206	294,523
Mobico Group PLC(b)
4.88%, 09/26/31	EUR	110	104,907
(5-year UK Government Bond + 4.14%), 4.25%(c)(i)	GBP	154	127,150
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.01%, 04/22/30(c)	EUR	200	236,019
			762,599
Water Utilities — 0.0%
Thames Water Utilities Ltd., 0.00%, 03/22/27(g)(k)	GBP	1	722
Wireless Telecommunication Services — 1.0%
Altice France SA
3.38%, 01/15/28(b)	EUR	200	197,425
5.13%, 01/15/29(g)	USD	1,981	1,636,801
5.13%, 07/15/29(g)		6,849	5,660,870
5.50%, 10/15/29(g)		1,800	1,492,047
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(b)	GBP	200	254,651
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
4.25%, 01/31/31(g)	USD	4,972	$ 4,554,945
4.50%, 07/15/31(b)	GBP	201	246,933
5.63%, 04/15/32(b)	EUR	100	120,710
7.75%, 04/15/32(g)	USD	400	415,659
Zegona Finance PLC, 6.75%, 07/15/29(b)	EUR	266	332,918
			14,912,959
Total Corporate Bonds — 108.9% (Cost: $1,642,794,241)			1,689,984,749
Fixed Rate Loan Interests
Financial Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	14	13,646
Health Care Equipment & Supplies — 0.9%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		13,479	13,530,048
Household Durables — 0.1%
K Hovnanian Enterprises, Inc., Term Loan, 10.00%, 01/31/28(d)		1,865	1,809,050
IT Services — 0.2%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		3,043	2,956,792
Software — 0.6%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		8,992	9,059,440
Total Fixed Rate Loan Interests — 1.8% (Cost: $27,343,186)			27,368,976
Floating Rate Loan Interests(c)
Aerospace & Defense — 0.3%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		622	322,092
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		126	65,408
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		887	887,683
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		2,237	2,233,447
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(d)		715	717,252
			4,225,882
Automobile Components — 0.3%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		1,755	1,635,806
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32		2,693	2,694,964
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.17%, 11/17/28		164	159,077
2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		710	691,764
			5,181,611
Security		Par (000)	Value
Beverages — 0.1%
Sazerac Co., Inc., Term Loan B, 06/25/32(d)(n)	USD	1,744	$ 1,741,820
Broadline Retail — 0.2%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		2,832	2,742,566
Building Products — 0.1%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 05/15/31		265	223,510
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		814	800,610
			1,024,120
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.99%, 02/15/31		1,089	1,079,305
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 09/15/31(n)		413	412,021
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(d)		62	61,285
			1,552,611
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.18%, 11/24/28		443	414,299
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		2,203	2,198,305
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.22%, 07/03/28		1,493	1,351,517
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		566	566,885
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31		693	649,885
			5,180,891
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		1,381	1,386,898
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29		803	803,072
Jupiter Buyer Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/31		350	352,660
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		2,786	2,502,925
Summer BC Holdco B SARL, 2024 USD Term Loan B, 02/15/29(n)		451	452,631
			5,498,186
Communications Equipment — 0.1%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		1,553	1,570,121
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		4,538	3,779,908

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials — 0.2%
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29	USD	2,683	$ 2,664,570
Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.18%, 12/10/29		309	308,843
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 12/11/28		193	192,690
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		2,423	2,410,685
			2,912,218
Diversified Telecommunication Services — 1.1%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 02/02/32		893	882,115
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		376	375,642
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		5,509	5,565,247
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		1,667	1,644,807
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		1,346	1,328,002
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		419	429,427
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.69%, 09/25/29		1,382	1,200,027
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		200	198,046
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		6,092	5,782,366
			17,405,679
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29		468	469,190
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32		157	157,139
Entertainment — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		905	899,301
Financial Services — 0.4%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31		—	8,158
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		531	515,326
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		1,031	982,562
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		1,787	1,787,202
Security		Par (000)	Value
Financial Services (continued)
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(n)	USD	1,600	$ 1,598,672
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		168	168,362
Orion US Finco, 1st Lien Term Loan, 05/20/32(n)		454	455,362
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31		568	566,868
			6,082,512
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		73	72,801
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		1,053	1,051,923
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 06/26/30		2,365	2,361,839
			3,413,762
Health Care Providers & Services — 0.6%
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		1,778	1,709,605
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		1,723	1,703,061
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31		756	743,220
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		1,196	1,163,770
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%, 4.75% PIK), 15.56%, 01/28/28(h)		1,583	1,134,772
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		2,942	2,911,911
			9,366,339
Health Care Technology — 0.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		4,098	4,091,374
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		532	518,585
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		470	467,755
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		201	200,421
			668,176
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates — 0.2%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(d)(n)	USD	1,364	$ 1,370,820
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		1,161	1,166,085
			2,536,905
Insurance — 0.2%
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		301	301,449
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		3,326	3,361,977
			3,663,426
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 01/31/31		1,464	1,464,000
IT Services — 0.3%
Asurion LLC, 2025 Term Loan B13, 09/19/30(n)		922	894,819
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		369	307,662
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(d)		577	577,509
Mitchell International, Inc., 2024 1st Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		899	897,501
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.33%, 04/11/29		1,705	1,608,085
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(n)		667	672,209
			4,957,785
Machinery — 0.4%
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		6,191	6,203,494
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		1,071	464,841
			6,668,335
Media — 0.9%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		4,263	4,219,016
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		2,246	2,185,951
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		2,896	2,852,652
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		3,514	3,343,305
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28		1,379	1,331,619
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		238	237,403
			14,169,946
Security		Par (000)	Value
Metals & Mining — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 07/31/31	USD	832	$ 791,783
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		160	162,280
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.33%, 04/23/31		1,039	1,037,042
			1,199,322
Professional Services — 0.3%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		246	245,056
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29		1,107	1,072,899
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		2,448	2,419,483
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		473	438,080
			4,175,518
Software — 1.3%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		787	805,538
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.08%, 07/30/32		1,053	1,022,073
2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		1,814	1,801,671
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		2,716	2,718,196
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		3,119	3,123,651
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		1,896	1,711,865
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		499	477,893
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		299	299,466
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(d)		3,414	3,482,280
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		1,759	1,648,267
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		1,190	1,031,632
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(n)		288	288,032
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		787	787,028
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		120	117,884

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Sabre GLBL, Inc. (continued)
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	USD	69	$ 67,810
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.68%, 06/30/28		31	30,393
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		559	556,201
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		168	157,953
			20,127,833
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		967	954,869
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.79%, 01/31/28		763	752,337
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		2,447	2,391,278
2025 Term Loan, 01/29/31(n)		355	349,750
			3,493,365
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.25%, 2.25% PIK), 11.78%, 05/25/27(h)		3,782	3,766,367
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.18%, 10/01/31(d)		597	599,239
			4,365,606
Total Floating Rate Loan Interests — 9.6% (Cost: $151,157,417)			149,788,055

	Shares
Investment Companies
Fixed Income Funds — 1.2%
iShares Broad USD High Yield Corporate Bond ETF(o)	488,154	18,310,657
Total Investment Companies — 1.2% (Cost: $17,754,161)		18,310,657

		Par (000)
Preferred Securities
Capital Trusts — 5.4%(c)
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	USD	2,433	2,457,184
Automobiles(b)(i) — 0.0%
Volkswagen International Finance NV
5.49%	EUR	100	118,722
5.99%		100	118,918
			237,640
Banks(i) — 0.2%
BPER Banca SpA, 6.50%(b)		200	241,489
CaixaBank SA, 7.50%(b)		200	258,560
Security		Par (000)	Value
Banks (continued)
KBC Group NV, 8.00%(b)	EUR	200	$ 260,940
PNC Financial Services Group, Inc., Series W, 6.25%	USD	1,572	1,616,373
Wells Fargo & Co., 6.85%		876	920,510
			3,297,872
Building Products — 0.0%
Nationwide Building Society, 7.50%(b)(i)	GBP	235	325,573
Capital Markets — 0.3%
Apollo Global Management, Inc., 6.00%, 12/15/54	USD	1,767	1,723,064
Brookfield Finance, Inc., 6.30%, 01/15/55		2,930	2,803,862
			4,526,926
Diversified Telecommunication Services(b)(i) — 0.0%
Telefonica Europe BV
6.14%	EUR	200	252,317
6.75%		100	129,427
			381,744
Electric Utilities — 0.3%
AES Corp., 7.60%, 01/15/55	USD	1,441	1,483,653
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		693	716,952
Dominion Energy, Inc., 6.63%, 05/15/55		335	339,982
Duke Energy Corp., 6.45%, 09/01/54		1,127	1,158,345
EDP SA, 4.75%, 05/29/54(b)	EUR	100	120,657
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	USD	1,275	1,301,974
			5,121,563
Financial Services(i) — 2.5%
Bank of America Corp., 6.63%		6,140	6,358,909
Barclays PLC
4.38%		2,490	2,317,791
7.63%		1,000	1,004,293
8.00%		400	419,571
9.63%		3,745	4,159,602
Citigroup, Inc.
Series CC, 7.13%		3,685	3,798,166
Series DD, 7.00%		860	904,003
Series EE, 6.75%		2,126	2,141,656
Series FF, 6.95%		856	874,249
Credit Agricole SA, 5.88%(b)	EUR	100	116,766
Deutsche Bank AG(b)
7.13%		200	239,976
7.38%		200	245,229
Goldman Sachs Group, Inc., 6.85%	USD	1,950	2,012,377
NatWest Group PLC
7.50%	GBP	200	272,444
8.13%	USD	1,115	1,202,699
Societe Generale SA, 8.13%(g)		682	695,905
UBS Group AG(g)
6.85%		975	979,279
7.00%		1,415	1,407,616
7.13%		1,615	1,608,361
7.75%		2,535	2,668,754
Series NC10, 9.25%		2,519	2,912,999
Series NC5, 9.25%		2,275	2,483,103
			38,823,748
Independent Power and Renewable Electricity Producers(g)(i) — 0.5%
NRG Energy, Inc., 10.25%		2,614	2,902,669
Vistra Corp., 7.00%		4,073	4,122,010
			7,024,679
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.1%
Corebridge Financial, Inc., 6.38%, 09/15/54	USD	1,221	$ 1,216,947
NN Group NV, 5.75%(b)(i)	EUR	200	233,425
			1,450,372
Internet Software & Services — 0.0%
Rakuten Group, Inc., 8.13%(g)(i)	USD	505	494,053
Metals & Mining — 0.0%
Prysmian SpA, Series ., 5.25%(b)(i)	EUR	150	181,336
Multi-Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54(g)	USD	1,135	1,135,251
Centrica PLC, 6.50%, 05/21/55(b)	GBP	100	138,809
			1,274,060
Oil, Gas & Consumable Fuels — 1.1%
Energy Transfer LP, Series G, 7.13%(i)	USD	1,280	1,303,890
Eni SpA, 4.50%(b)(i)	EUR	100	118,679
Var Energi ASA, 7.86%, 11/15/83(b)		100	129,280
Venture Global LNG, Inc., 9.00%(g)(i)	USD	15,887	15,445,322
			16,997,171
Passenger Airlines — 0.0%
Air France-KLM, Series ., 5.75%(b)(i)	EUR	100	116,981
Pharmaceuticals(b) — 0.0%
Bayer AG
7.00%, 09/25/83		100	126,659
Series NC5, 6.63%, 09/25/83		100	124,821
			251,480
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(b)(i)		375	419,645
Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(b)(i)		100	111,758
Utilities(b) — 0.1%
Electricite de France SA(i)
3.00%		200	230,923
3.38%		200	223,272
5.13%		200	241,495
6.00%	GBP	100	137,109
Enel SpA, 4.25%(i)	EUR	125	148,627
Orsted A/S, 2.50%	GBP	100	101,655
			1,083,081
			84,576,866

	Shares
Preferred Stocks — 1.7%
Aerospace & Defense — 0.3%
Boeing Co.	59,370	4,037,160
Financial Services — 0.1%
Shift4 Payments, Inc.(e)	6,896	794,419
Security	Shares	Value
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 12/31/79(d)(p)	6,038	$ 6,324,986
Interactive Media & Services — 0.8%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,176,587)(d)(e)(p)	56,369	13,079,863
IT Services(d)(e) — 0.0%
Veritas Kapital Assurance PLC
Series G	374	8,415
Series G-1	258	5,805
		14,220
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc.	32,100	2,139,144
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 06/04/25, Cost: $9,170)(e)(p)	9,170	—
		26,389,792
Total Preferred Securities — 7.1% (Cost: $99,959,058)		110,966,658
Total Investments — 129.8% (Cost: $1,957,389,840)		2,014,662,640
Liabilities in Excess of Other Assets — (29.8)%		(462,632,148)
Net Assets — 100.0%		$ 1,552,030,492

(a)	When-issued security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	Convertible security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $19,404,849, representing 1.3% of its net assets as of period end, and an original cost of $12,133,187.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 80,303,338	$ (80,303,338)	$ —	$ —	$ —	—	$ 25,953	$ —
iShares Broad USD High Yield Corporate Bond ETF	32,859,136	—	(14,863,087)	(58,113)	372,721	18,310,657	488,154	683,167	—
				$ (58,113)	$ 372,721	$ 18,310,657		$ 709,120	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	204,000	USD	252,402	State Street Bank and Trust Co.	09/17/25	$ 7,183
USD	251,920	CHF	204,000	Morgan Stanley & Co. International PLC	09/17/25	(7,665)
USD	50,202,560	EUR	43,017,000	State Street Bank and Trust Co.	09/17/25	(727,075)
USD	5,964,879	GBP	4,407,000	Morgan Stanley & Co. International PLC	09/17/25	(87,351)
						(822,091)
						$ (814,908)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	35,371	$ 2,717,631	$ 1,997,498	$ 720,133

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 1,707	$ 1,723	$ (16)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	125	11,574	12,827	(1,253)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	35	2,748	(3,850)	6,598
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	21	1,652	(2,213)	3,865
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	60	4,643	(6,221)	10,864
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	17	1,347	(1,850)	3,197
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	36	2,819	(4,023)	6,842
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	26	2,044	(2,836)	4,880
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	80	5,939	8,580	(2,641)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	59	4,683	5,574	(891)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	92	(17,168)	(15,829)	(1,339)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	109	16,717	13,126	3,591
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	140	21,471	17,938	3,533
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	33	(1,373)	(2,398)	1,025
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	34	(1,415)	(2,235)	820
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SES S.A.	1.00%	Quarterly	Barclays Bank PLC	06/20/30	NR	EUR	32	$ (1,783)	$ (1,947)	$ 164
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	32	4,854	4,406	448
								$ 60,459	$ 20,772	$ 39,687

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,272	$ 145,743	$ (32,636)	$ 178,379
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	70,985	(16,531)	87,516
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	66,754	(16,955)	83,709
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,856	167,308	(41,953)	209,261
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	19,659	434,630	(216,442)	651,072
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	693	24,643	(3,598)	28,241
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	631	10,191	(5,939)	16,130
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	904	16,187	(9,378)	25,565
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	693	25,799	(3,514)	29,313
1-day SOFR, 4.45%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	693	22,453	(3,684)	26,137
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,875	15,191	(17,649)	32,840
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	3,750	26,966	(35,747)	62,713
									$ 1,026,850	$ (404,026)	$ 1,430,876
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 1,997,498	$ —	$ 720,133	$ —
OTC Swaps	64,174	(447,428)	1,476,703	(6,140)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 7,183	$ —	$ —	$ 7,183
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	720,133	—	—	—	—	720,133
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	110,001	—	—	1,430,876	—	1,540,877
	$ —	$ 830,134	$ —	$ 7,183	$ 1,430,876	$ —	$ 2,268,193
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 822,091	$ —	$ —	$ 822,091
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	49,542	—	—	404,026	—	453,568
	$ —	$ 49,542	$ —	$ 822,091	$ 404,026	$ —	$ 1,275,659

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 22,893	$ —	$ 22,893
Forward foreign currency exchange contracts	—	—	—	(4,163,005)	—	—	(4,163,005)
Swaps	—	312,485	—	—	(338,097)	—	(25,612)
	$ —	$ 312,485	$ —	$ (4,163,005)	$ (315,204)	$ —	$ (4,165,724)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (31,915)	$ —	$ (31,915)
Forward foreign currency exchange contracts	—	—	—	(1,505,644)	—	—	(1,505,644)
Swaps	—	321,956	—	—	804,472	—	1,126,428
	$ —	$ 321,956	$ —	$ (1,505,644)	$ 772,557	$ —	$ (411,131)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$54,415,029
Average amounts sold — in USD	126,201
Credit default swaps:
Average notional value — buy protection	— (a)
Average notional value — sell protection	43,167,390
Total return swaps:
Average notional value	39,298,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 7,183	$ 822,091
Swaps — centrally cleared	127,286	—
Swaps — OTC(a)	1,540,877	453,568
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,675,346	1,275,659
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(127,286)	—
Total derivative assets and liabilities subject to an MNA	$ 1,548,060	$ 1,275,659

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 7,623	$ (6,248)	$ —	$ —	$ 1,375
Barclays Bank PLC	24,293	(15,257)	—	—	9,036
BNP Paribas SA	38,188	—	—	—	38,188
Citibank N.A.	3,197	(1,850)	—	—	1,347
Deutsche Bank AG	4,854	(4,854)	—	—	—
Goldman Sachs International	5,574	(891)	—	—	4,683
JPMorgan Chase Bank N.A.	50,260	(19,356)	—	—	30,904
Morgan Stanley & Co. International PLC	1,406,888	(487,814)	—	(880,000)	39,074
State Street Bank and Trust Co.	7,183	(7,183)	—	—	—
	$ 1,548,060	$ (543,453)	$ —	$ (880,000)	$ 124,607

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 6,248	$ (6,248)	$ —	$ —	$ —
Barclays Bank PLC	15,257	(15,257)	—	—	—
Citibank N.A.	1,850	(1,850)	—	—	—
Deutsche Bank AG	17,168	(4,854)	—	—	12,314
Goldman Sachs International	891	(891)	—	—	—
JPMorgan Chase Bank N.A.	19,356	(19,356)	—	—	—
Morgan Stanley & Co. International PLC	487,814	(487,814)	—	—	—
State Street Bank and Trust Co.	727,075	(7,183)	—	—	719,892
	$ 1,275,659	$ (543,453)	$ —	$ —	$ 732,206

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,838,983	$ —	$ 1,838,983
Common Stocks
Electrical Equipment	—	—	—	—
Energy Equipment & Services	1,843	—	—	1,843
Health Care Providers & Services	—	17,011	—	17,011
Hotels, Restaurants & Leisure	1,126,453	—	—	1,126,453
Life Sciences Tools & Services	1,114,622	—	—	1,114,622
Metals & Mining	2,120,658	—	—	2,120,658
Oil, Gas & Consumable Fuels	9,287,495	—	—	9,287,495
Real Estate Management & Development	—	—	1	1
Semiconductors & Semiconductor Equipment	3	—	—	3
Specialized REITs	2,736,476	—	—	2,736,476
Corporate Bonds	—	1,689,984,749	—	1,689,984,749
Fixed Rate Loan Interests	—	25,559,926	1,809,050	27,368,976
Floating Rate Loan Interests	—	141,237,850	8,550,205	149,788,055
Investment Companies	18,310,657	—	—	18,310,657
Preferred Securities
Capital Trusts	—	84,576,866	—	84,576,866
Preferred Stocks	6,970,723	—	19,419,069	26,389,792
Unfunded Floating Rate Loan Interests(a)	—	1,135	373	1,508
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(1,071)	—	(1,071)
	$41,668,930	$1,943,215,449	$29,778,698	$2,014,663,077
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 765,960	$ —	$ 765,960
Foreign Currency Exchange Contracts	—	7,183	—	7,183
Interest Rate Contracts	—	1,430,876	—	1,430,876
Liabilities
Credit Contracts	—	(6,140)	—	(6,140)
Foreign Currency Exchange Contracts	—	(822,091)	—	(822,091)
	$—	$1,375,788	$—	$1,375,788

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $458,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Assets
Opening balance, as of December 31, 2024	$ 1	$ 56,972	$ 14,380,073	$ 7,404,381	$ 16,440,550	$ —	$ 30
Transfers into Level 3	—	—	—	8,266,193	—	80	—
Transfers out of Level 3	—	(56,972)	(12,882)	(10,978,498)	—	—	—
Other(a)	—	—	(8,992,000)	8,992,000	—	—	—
Accrued discounts/premiums	—	—	10,794	11,840	—	—	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants
Net realized gain (loss)	—	—	39,137	(130,987)	(4,758,159)	—	—
Net change in unrealized appreciation (depreciation)(b)(c)	$ —	$ —	$ 54,547	$ (117,786)	$ 7,988,324	$ 293	$ (30)
Purchases	—	—	2,270,313	3,096,270	—	—	—
Sales	—	—	(5,940,932)	(7,993,208)	(251,646)	—	—
Closing balance, as of June 30, 2025	$ 1	$ —	$ 1,809,050	$ 8,550,205	$ 19,419,069	$ 373	$ —
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(c)	$ —	$ —	$ 2,888	$ 7,433	$ 3,148,883	$ 293	$ —

Total
Assets
Opening balance, as of December 31, 2024	$ 38,282,007
Transfers into Level 3	8,266,273
Transfers out of Level 3	(11,048,352)
Other(a)	—
Accrued discounts/premiums	22,634
Net realized gain (loss)	(4,850,009)
Net change in unrealized appreciation (depreciation)(b)(c)	7,925,348
Purchases	5,366,583
Sales	(14,185,786)
Closing balance, as of June 30, 2025	$ 29,778,698
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(c)	$ 3,159,497

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $10,373,849.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs
Assets
Preferred Stocks	$19,404,849	Income	Discount Rate	10%	—
		Market	Revenue Multiple	1.50x	—
	$19,404,849

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)	USD	2,000	$ 1,999,313
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.59%, 04/15/35(a)(b)		2,500	2,506,066
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.86%, 04/15/37(a)(b)		2,000	2,007,393
AB BSL CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/20/38(a)(b)		1,500	1,502,131
AGL CLO Ltd.(a)(b)
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34		890	891,443
Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37		1,000	1,004,000
Series 2024-34A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.61%, 01/22/38		1,000	1,003,946
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/20/34(a)(b)		3,000	3,007,483
Anchorage Capital CLO Ltd., Series 2025-32A, Class D, (3-mo. CME Term SOFR + 3.95%), 8.23%, 07/15/37(a)(b)		1,000	999,911
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 7.23%, 04/20/31(a)(b)		1,000	1,002,031
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.47%, 07/16/31(a)(b)		1,000	1,002,264
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/22/34(a)(b)		3,000	3,003,012
Ares Loan Funding V Ltd., Series 2024-ALF5A, Class A1, (3-mo. CME Term SOFR + 1.50%), 5.78%, 07/27/37(a)(b)		1,000	1,004,202
Ares LXVII CLO Ltd., Series 2022-67A, Class A1R, (3- mo. CME Term SOFR + 1.19%), 5.47%, 01/25/38(a)(b)		1,000	998,000
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 7.22%, 04/15/30(a)(b)		1,500	1,504,118
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.33%, 07/20/30(a)(b)		500	501,104
Ares XXXIX CLO Ltd., Series 2016-39A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/18/37(a)(b)		1,000	1,003,252
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.72%, 10/24/31(a)(b)		132	132,109
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 02/20/36		1,000	1,002,831
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 04/20/35		2,000	2,006,594
Series 2024-22A, Class A2, (3-mo. CME Term SOFR + 1.95%), 6.21%, 04/15/37		1,000	1,004,282
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/17/38(a)(b)		1,000	1,002,828
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 5.69%, 10/15/34(a)(b)		2,300	2,303,742
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		1,000	999,000
Birch Grove CLO Ltd.(a)(b)
Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.87%, 07/17/37		1,000	1,004,402
Security		Par (000)	Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd.(a)(b) (continued)
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/19/38	USD	1,000	$ 999,304
Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.51%, 04/22/38		1,250	1,248,172
Bryant Park Funding Ltd.(a)(b)
Series 2023-21A, Class A1, (3-mo. CME Term SOFR + 2.05%), 6.32%, 10/18/36		1,000	1,005,806
Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.86%, 04/15/37		1,500	1,509,819
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.34%, 07/18/34(a)(b)		1,000	1,000,077
Canyon CLO Ltd.(a)(b)
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.22%, 07/15/34		1,800	1,807,234
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 5.69%, 10/15/34		1,500	1,502,917
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 6.39%, 04/30/31(a)(b)		1,000	1,002,244
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/21/37		1,500	1,506,000
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.62%, 10/15/37		2,000	2,007,214
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.69%, 07/25/37		2,000	2,006,914
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 7.41%, 07/16/31(a)(b)		500	496,583
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 6.48%, 10/18/30		1,000	1,002,243
Series 2014-2RA, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/24/37		1,000	1,003,999
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 04/20/34		1,000	1,002,131
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.04%, 04/17/34		900	901,361
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 6.27%, 01/15/35		1,000	1,004,041
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.70%, 10/20/34		1,200	1,202,614
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/34		1,000	1,001,000
Series 2021-7A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.67%, 01/23/35		2,000	2,004,489
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/18/37		1,500	1,505,053
Clover CLO LLC, Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.80%, 04/20/37(a)(b)		3,500	3,512,312
Diameter Capital CLO Ltd.(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37		2,800	2,813,218
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38		1,500	1,501,337
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 05/20/34(a)(b)		3,500	3,505,581
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3- mo. CME Term SOFR + 1.34%), 5.61%, 04/22/35(a)(b)		1,200	1,204,531
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,000	1,006,228
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(a)(b)	USD	1,000	$ 1,003,535
Elmwood CLO 37 Ltd.(a)(b)
Series 2024-13A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/17/38		1,000	1,000,148
Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38		1,000	997,370
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/20/37(a)(b)		2,000	2,006,500
Elmwood CLO Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		1,000	999,076
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/17/37(a)(b)		2,000	2,007,268
Elmwood CLO XI Ltd., Series 2021-4A, Class BR, (3- mo. CME Term SOFR + 1.55%), 5.84%, 01/20/38(a)(b)		1,250	1,251,238
Elmwood CLO XII Ltd., Series 2021-5A, Class BR, (3- mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		2,000	2,005,007
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3- mo. CME Term SOFR + 2.86%), 7.13%, 04/20/31(a)(b)		1,000	1,006,163
Generate CLO Ltd.(a)(b)
Series 2024-17A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/22/37		3,000	3,011,663
Series 7A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.47%, 04/22/37		1,000	1,008,048
Series 8A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.65%, 01/20/38		2,750	2,762,163
Series 9A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/38		1,000	1,002,997
GoldenTree Loan Management U.S. CLO Ltd., Series 2025-24A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 10/20/38(a)(b)		1,000	998,649
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.85%, 01/20/34		1,000	1,003,349
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37		1,500	1,504,903
Series 2020-48A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.59%, 04/17/38		1,500	1,502,466
Series 2021-58A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.72%, 01/25/35		1,450	1,452,830
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.65%, 10/25/37		1,500	1,505,871
HalseyPoint CLO Ltd.(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/34		2,000	2,002,600
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 5.75%, 01/30/35		1,000	1,001,300
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.24%, 01/17/30(a)(b)		1,000	1,002,675
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.67%, 04/19/34(a)(b)		2,520	2,525,640
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/18/37(a)(b)	USD	1,000	$ 1,004,022
Madison Park Funding LVIII Ltd., Series 2024-58A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/25/37(a)(b)		1,000	1,003,841
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		2,500	2,496,314
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.68%, 04/19/33(a)(b)		908	909,786
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/17/34(a)(b)		1,070	1,071,768
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 7.53%, 08/15/37(a)(b)		1,500	1,504,402
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.53%, 10/20/30(a)(b)		1,000	1,002,205
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37		1,450	1,448,470
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.54%, 04/14/35		1,000	1,002,952
New Mountain CLO Ltd.
Series 2024-5A, Class A, (3-mo. CME Term SOFR + 1.57%), 5.84%, 04/20/36(a)(b)		2,500	2,508,950
Series 2025-1A, Class B, 07/20/36(c)		2,500	2,500,000
Series CLO-3A, Class A, (3-mo. CME Term SOFR + 1.44%), 5.71%, 10/20/34(a)(b)		1,500	1,501,927
Series CLO-7A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.48%, 03/31/38(a)(b)		1,500	1,498,961
OCP CLO Ltd.(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME Term SOFR + 1.31%), 5.59%, 01/26/38		1,000	1,002,892
Series 2020-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.45%, 04/20/38		2,000	1,998,498
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.63%, 04/26/36		1,500	1,504,226
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.37%, 07/15/30(a)(b)		500	504,802
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/20/30(a)(b)		1,000	1,002,541
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/25/31		1,000	1,000,132
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 6.24%, 01/25/31		1,000	1,002,646
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38		1,750	1,754,387
Series 2020-5AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37		1,000	1,003,528
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 02/24/37		1,250	1,253,654
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 01/18/36		1,500	1,503,419

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 7.78%, 04/23/37(a)(b)	USD	600	$ 606,989
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		750	752,643
Palmer Square CLO Ltd.(a)(b)
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 7.62%, 11/14/34		1,000	1,003,751
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 11/15/36		1,500	1,506,153
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34		2,500	2,500,000
Series 2021-4A, Class BR, 07/15/38(c)		2,500	2,500,000
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.87%, 04/20/37(a)(b)		2,000	2,007,464
Rad CLO Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		1,500	1,506,589
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 5.69%, 04/20/34(a)(b)		2,000	2,005,411
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 7.63%, 06/20/34(a)(b)		500	502,756
Regatta XI Funding Ltd., Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.68%, 07/17/37(a)(b)		3,000	3,009,934
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		1,500	1,505,785
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38(a)(b)		1,000	1,000,845
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38(a)(b)		2,000	2,006,738
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/26/37(a)(b)		2,000	2,007,362
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37(a)(b)		1,500	1,505,787
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.72%, 10/20/30(a)(b)		526	526,183
RR Ltd.(a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 7.86%, 07/15/39		650	649,469
Series 2022-21A, Class A1AR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 07/15/39		1,000	1,003,289
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 07/15/39		2,000	2,002,848
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.59%, 01/22/38(a)(b)		2,000	2,005,640
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(a)(b)		6,000	6,027,428
Silver Point CLO 9 Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.52%), 5.81%, 03/31/38(a)(b)		1,500	1,505,876
Security		Par (000)	Value
Asset-Backed Securities (continued)
Silver Point CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.89%, 04/15/37(a)(b)	USD	1,000	$ 1,003,957
Sixth Street CLO XIV Ltd., Series 2019-14A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.82%, 01/20/38(a)(b)		1,750	1,747,448
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/34(a)(b)		1,325	1,327,318
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 2.86%), 7.12%, 01/15/30(a)(b)		1,500	1,503,862
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.48%, 01/23/32(a)(b)		798	799,256
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.68%, 10/23/34(a)(b)		1,900	1,902,224
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 5.38%, 01/17/32(a)(b)		92	91,523
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.67%, 01/16/31(a)(b)		480	480,664
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/34(a)(b)		2,000	2,003,600
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/34(a)(b)		1,000	1,001,283
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/21/34(a)(b)		2,000	2,003,552
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.66%, 10/25/37(a)(b)		1,388	1,390,520
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 6.29%, 10/25/34		1,500	1,504,948
Series 2022-2A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.52%, 03/27/38		1,000	1,000,627
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/37(a)(b)		1,000	1,003,790
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/24/36(a)(b)		2,000	2,001,872
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.66%, 10/24/37(a)(b)		1,500	1,505,811
Total Asset-Backed Securities — 19.3% (Cost: $202,429,999)			204,124,856

	Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979)(d)(e)(f)	715	63,635
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(d)(e)	2,307	136,125
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(e)	99	99
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $72,548)(e)(f)	2,336	$ 37,084
IT Services — 0.0%
Travelport Finance Luxembourg SARL(d)(e)	25	67,176
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(e)	934	9,346
Total Common Stocks — 0.0% (Cost: $343,694)		313,465

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	2,287	2,260,983
7.75%, 04/15/28		1,309	1,237,005
9.00%, 09/15/28(g)		3,573	3,743,871
7.50%, 06/01/29		608	562,338
7.88%, 04/01/30(g)		954	984,761
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		2,215	2,059,425
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		613	596,869
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		119	118,405
4.25%, 01/15/29(g)		373	356,839
4.63%, 03/15/30		176	168,100
7.38%, 02/15/31		359	380,078
Stagwell Global LLC, 5.63%, 08/15/29(b)		209	199,914
			12,668,588
Aerospace & Defense — 3.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		385	398,983
Boeing Co.(g)
5.15%, 05/01/30		6,775	6,897,624
7.01%, 05/01/64		2,285	2,509,723
Bombardier, Inc.(b)
7.88%, 04/15/27		61	61,352
7.50%, 02/01/29(g)		138	144,894
8.75%, 11/15/30		647	700,429
7.25%, 07/01/31		189	198,393
7.00%, 06/01/32(g)		362	376,981
6.75%, 06/15/33		268	277,702
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		1,270	1,285,883
General Dynamics Corp., 4.25%, 04/01/50(g)		1,260	1,059,983
Goat Holdco LLC, 6.75%, 02/01/32(b)		452	459,476
Moog, Inc., 4.25%, 12/15/27(b)		320	312,420
Northrop Grumman Corp.(g)
4.03%, 10/15/47		2,400	1,913,619
5.25%, 05/01/50		3,050	2,858,248
RTX Corp.(g)
4.63%, 11/16/48		2,805	2,410,790
3.13%, 07/01/50		3,545	2,350,114
6.40%, 03/15/54		1,100	1,205,746
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		712	755,440
9.75%, 11/15/30		717	790,744
TransDigm, Inc.(b)
6.75%, 08/15/28		1,812	1,850,306
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b) (continued)
6.38%, 03/01/29(g)	USD	2,462	$ 2,525,868
7.13%, 12/01/31		647	677,874
6.63%, 03/01/32		2,939	3,043,022
6.00%, 01/15/33		1,612	1,620,759
6.38%, 05/31/33		3,171	3,173,874
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,185	1,238,373
			41,098,620
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		311	312,294
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		152	161,128
			473,422
Automobile Components — 1.0%
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27(g)		6,839	6,868,955
6.75%, 05/15/28		1,071	1,099,331
6.75%, 02/15/30		475	493,899
4.75%, 06/15/31	EUR	250	295,618
Dana, Inc.
4.25%, 09/01/30	USD	117	115,316
4.50%, 02/15/32		178	173,996
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		109	113,483
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(g)		207	202,323
6.63%, 07/15/30		213	217,268
5.25%, 04/30/31		18	17,287
5.63%, 04/30/33		53	50,745
Motherson Global Investments BV, 5.63%, 07/11/29(h)		275	278,718
SK On Co. Ltd., 5.38%, 05/11/26(h)		200	201,072
Tenneco, Inc., 8.00%, 11/17/28(b)		643	635,861
			10,763,872
Automobiles — 1.7%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	217,978
5.00%, 02/15/32(b)		100	95,147
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)		218	206,422
Carvana Co.(b)(i)
(9.00% PIK), 9.00%, 06/01/30		1,066	1,121,194
(9.00% PIK), 9.00%, 06/01/31		1,812	2,050,503
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	281,391
Ford Motor Co.
3.25%, 02/12/32		171	144,170
6.10%, 08/19/32(g)		3,129	3,124,605
General Motors Co.(g)
6.25%, 10/02/43		940	922,024
5.95%, 04/01/49		3,455	3,229,604
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,692
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		90	92,418
Hyundai Capital America(h)
5.50%, 03/30/26		200	201,237
2.38%, 10/15/27		200	190,173
(1-day SOFR + 1.32%), 5.68%, 11/03/25(a)		200	200,598
Hyundai Capital Services, Inc., 5.13%, 02/05/29(h)		225	227,223
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27		500	490,960
LCM Investments Holdings II LLC(b)(g)
4.88%, 05/01/29		535	520,261
8.25%, 08/01/31		453	481,622
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(b)(g)		3,265	3,297,072

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Acceptance Co. LLC (continued)
6.95%, 09/15/26(h)	USD	75	$ 75,737
7.05%, 09/15/28		150	153,227
Nissan Motor Co. Ltd., 4.81%, 09/17/30		200	183,484
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		301	295,739
TML Holdings Pte. Ltd., 4.35%, 06/09/26(h)		200	198,280
			18,196,761
Banks — 10.4%
ABQ Finance Ltd., 4.95%, 03/25/30(h)		250	251,688
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(h)		212	208,063
Agricultural Bank of China Ltd., 1.25%, 01/19/26(h)		200	196,436
Australia & New Zealand Banking Group Ltd.(a)
(1-day SOFR + 0.68%), 5.03%, 07/16/27(h)		200	200,880
(5-year CMT + 1.70%), 2.57%, 11/25/35(b)(g)		5,445	4,776,302
Bangkok Bank PCL/Hong Kong
4.45%, 09/19/28(h)		200	199,278
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(h)		200	185,624
(5-year CMT + 4.73%), 5.00%(a)(j)		922	919,050
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(h)		200	201,249
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(h)		200	197,450
Bank of America Corp.(a)(g)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	9,230,586
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,215,695
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(h)		200	195,360
Bank of East Asia Ltd.(a)(h)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	252,738
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	739,920
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		3,095	3,227,830
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33(a)(h)		250	260,560
Citigroup, Inc.(g)
6.68%, 09/13/43		4,125	4,499,838
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,868,311
Deutsche Bank AG(a)(g)
(1-day SOFR + 1.87%), 2.13%, 11/24/26		3,260	3,227,026
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,239,820
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(h)		200	203,500
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(g)		1,830	1,804,448
HSBC Holdings PLC, (1-day SOFR + 1.57%), 5.93%, 05/13/31(a)		400	402,184
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		9,840	9,861,796
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(g)		11,000	11,465,273
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(h)		468	455,256
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(g)		1,995	2,128,075
KODIT Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26(h)		200	200,516
Kookmin Bank, 5.25%, 05/08/29(h)		200	206,722
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(g)		5,110	5,505,578
Metropolitan Bank & Trust Co.(h)
5.38%, 03/06/29		320	327,968
5.50%, 03/06/34		275	280,500
Mitsubishi UFJ Financial Group, Inc., (1-day SOFR + 1.48%), 5.83%, 04/24/31(a)		400	406,707
Mizuho Financial Group, Inc., 07/08/31(a)(c)		275	275,960
Security		Par (000)	Value
Banks (continued)
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34(a)(h)	USD	250	$ 254,250
NongHyup Bank, 4.00%, 01/06/26(h)		200	199,150
Philippine National Bank, 4.85%, 10/23/29(h)		200	200,140
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(h)		200	196,739
Standard Chartered PLC(a)(h)
(1-day SOFR + 1.68%), 6.05%, 05/13/31		400	401,808
(1-year CMT + 2.10%), 6.10%, 01/11/35		200	210,000
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(g)		2,925	3,030,399
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)(g)		8,570	8,794,997
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(a)(g)		9,310	9,435,078
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)		6,135	6,099,527
United Overseas Bank Ltd., 1.25%, 04/14/26(h)		200	195,466
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		192	197,037
Wells Fargo & Co.(g)
5.61%, 01/15/44		4,119	3,992,292
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	4,018,456
Westpac Banking Corp., (1-day SOFR + 0.81%), 5.16%, 04/16/29(a)		200	201,506
			110,245,032
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		5,712	5,235,849
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(g)		5,000	4,962,075
			10,197,924
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(g)		6,000	5,602,221
Building Materials — 1.2%
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		209	212,986
6.75%, 05/15/35		224	230,634
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.38%, 12/15/30	EUR	240	296,952
6.63%, 12/15/30	USD	4,324	4,419,872
6.75%, 07/15/31		321	332,234
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		105	97,344
7.00%, 09/01/32		522	408,700
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(g)		163	163,432
9.75%, 07/15/28		93	93,217
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,724	1,772,824
6.75%, 03/01/33		395	407,571
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		665	663,378
8.88%, 11/15/31		171	179,286
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		861	882,210
Standard Industries, Inc.
2.25%, 11/21/26(h)	EUR	156	181,501
5.00%, 02/15/27(b)	USD	412	411,068
4.38%, 07/15/30(b)		1,443	1,366,292
3.38%, 01/15/31(b)		393	352,441
Wilsonart LLC, 11.00%, 08/15/32(b)		426	387,032
			12,858,974
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products(b) — 0.4%
Foundation Building Materials, Inc., 6.00%, 03/01/29	USD	20	$ 18,344
GYP Holdings III Corp., 4.63%, 05/01/29		350	350,814
QXO Building Products, Inc., 6.75%, 04/30/32(g)		1,285	1,323,810
White Cap Buyer LLC, 6.88%, 10/15/28		2,514	2,510,011
			4,202,979
Capital Markets — 1.3%
Ares Strategic Income Fund, 5.45%, 09/09/28(b)(g)		4,275	4,277,098
Blue Owl Capital Corp., 6.20%, 07/15/30(g)		4,670	4,717,526
CFAMC II Co. Ltd., 4.63%, 06/03/26(h)		200	199,800
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34(h)		200	210,914
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(g)		447	401,229
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		336	342,977
Gaci First Investment Co., 5.25%, 10/13/32(h)		200	203,688
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		79	81,102
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		2,783	2,696,535
9.75%, 01/15/29		274	266,172
4.38%, 02/01/29(g)		252	211,826
10.00%, 11/15/29(b)		244	241,566
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		272	279,672
			14,130,105
Chemicals — 2.7%
Avient Corp., 6.25%, 11/01/31(b)		204	205,907
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		534	562,989
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	890,367
Celanese U.S. Holdings LLC
6.50%, 04/15/30		37	37,874
6.75%, 04/15/33(g)		241	243,503
Chemours Co.
5.38%, 05/15/27		484	479,671
5.75%, 11/15/28(b)		751	703,916
8.00%, 01/15/33(b)		222	207,883
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(h)		300	298,209
DuPont de Nemours, Inc., 5.42%, 11/15/48(g)		7,500	7,552,765
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,947,207
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(h)		200	174,340
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	179,495
Ingevity Corp., 3.88%, 11/01/28(b)		100	95,368
Kraton Corp., 5.00%, 07/15/27		200	202,622
LG Chem Ltd., 2.38%, 07/07/31(h)		200	171,572
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,331,280
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		126	114,166
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		274	273,203
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		1,149	1,209,931
6.25%, 10/01/29		200	190,834
7.25%, 06/15/31		1,170	1,193,400
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		1,061	1,027,455
WR Grace Holdings LLC(b)
4.88%, 06/15/27		300	298,267
5.63%, 08/15/29(g)		2,729	2,470,253
7.38%, 03/01/31		373	381,959
			28,444,436
Commercial Services & Supplies — 4.1%
ADT Security Corp., 4.88%, 07/15/32(b)		518	496,909
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	USD	617	$ 629,665
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		2,847	2,974,238
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(g)		800	778,057
6.88%, 06/15/30		1,058	1,072,351
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(b)
4.63%, 06/01/28		1,460	1,415,819
4.63%, 06/01/28(g)		1,212	1,176,455
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		1,030	1,038,594
Block, Inc.
2.75%, 06/01/26		694	679,449
3.50%, 06/01/31		101	92,644
6.50%, 05/15/32(g)		3,079	3,176,675
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		1,170	1,241,973
Brink’s Co.(b)
6.50%, 06/15/29		225	231,929
6.75%, 06/15/32		340	354,075
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28		1,831	1,755,058
4.88%, 07/01/29		1,060	998,098
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(h)(j)		200	199,330
Deluxe Corp., 8.13%, 09/15/29(b)		164	169,259
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		180	188,567
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		1,350	1,342,734
7.88%, 12/01/30		909	964,461
7.00%, 05/01/31		1,515	1,568,684
7.00%, 06/15/32(g)		799	824,990
5.88%, 04/15/33		585	577,635
Garda World Security Corp.(b)
4.63%, 02/15/27		240	238,512
7.75%, 02/15/28		606	626,945
6.00%, 06/01/29		89	86,869
8.25%, 08/01/32		765	785,045
8.38%, 11/15/32		1,138	1,168,964
Global Payments, Inc., 5.95%, 08/15/52(g)		4,547	4,371,068
Herc Holdings, Inc.(b)
6.63%, 06/15/29(g)		199	204,174
7.00%, 06/15/30		503	525,312
7.25%, 06/15/33		255	267,189
Hertz Corp., 12.63%, 07/15/29(b)		191	199,740
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		12	12,062
6.25%, 01/15/28(g)		879	880,377
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		310	310,013
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		788	788,000
Service Corp. International
5.13%, 06/01/29		468	465,996
3.38%, 08/15/30		1,331	1,223,357
4.00%, 05/15/31		364	340,587
5.75%, 10/15/32		1,280	1,293,053
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(h)		200	199,780
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		1,389	1,442,572
5.50%, 05/15/33	EUR	350	426,469

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	USD	682	$ 614,156
United Rentals North America, Inc., 6.13%, 03/15/34(b)		102	105,062
Veritiv Operating Co., 10.50%, 11/30/30(b)		216	233,819
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		720	756,669
WEX, Inc., 6.50%, 03/15/33(b)		452	456,024
Williams Scotsman, Inc.(b)
4.63%, 08/15/28		269	264,372
6.63%, 06/15/29		35	35,928
6.63%, 04/15/30		409	424,849
7.38%, 10/01/31		485	510,511
			43,205,123
Communications Equipment(b) — 0.1%
CommScope LLC
4.75%, 09/01/29		983	959,687
9.50%, 12/15/31		401	419,932
Viavi Solutions, Inc., 3.75%, 10/01/29		227	212,111
			1,591,730
Construction & Engineering — 0.3%
Arcosa, Inc., 6.88%, 08/15/32(b)		76	78,874
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,967	1,814,826
Dycom Industries, Inc., 4.50%, 04/15/29(b)		26	25,306
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(h)		200	200,563
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)		541	472,022
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(h)		200	176,458
			2,768,049
Consumer Finance — 0.5%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		54	54,371
Hyundai Card Co. Ltd., 5.75%, 04/24/29(h)		345	356,333
Muthoot Finance Ltd., 7.13%, 02/14/28(h)		475	483,963
Navient Corp.
9.38%, 07/25/30		244	269,135
7.88%, 06/15/32		329	342,160
OneMain Finance Corp.
6.63%, 01/15/28		170	175,555
6.63%, 05/15/29		429	440,605
5.38%, 11/15/29		1,027	1,010,204
7.88%, 03/15/30		388	412,277
4.00%, 09/15/30		109	100,578
7.50%, 05/15/31		115	120,158
7.13%, 11/15/31		139	144,626
6.75%, 03/15/32		391	398,354
7.13%, 09/15/32		506	523,846
Shinhan Card Co. Ltd., 1.38%, 10/19/25(h)		200	197,960
SLM Corp., 6.50%, 01/31/30		81	85,020
			5,115,145
Consumer Staples Distribution & Retail — 0.7%
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(h)		200	178,566
CK Hutchison International 23 Ltd.(h)
4.75%, 04/21/28		400	403,240
4.88%, 04/21/33		400	396,772
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(h)		200	205,798
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29		201	213,176
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc. (continued)
4.80%, 11/18/44	USD	374	$ 357,170
Walmart, Inc., 5.25%, 09/01/35(g)		5,150	5,409,748
			7,164,470
Containers & Packaging — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		509	510,564
3.25%, 09/01/28		200	189,007
4.00%, 09/01/29(g)		2,600	2,373,480
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	304	342,780
4.13%, 08/15/26(b)	USD	900	844,983
Ball Corp.
3.13%, 09/15/31(g)		234	209,935
4.25%, 07/01/32	EUR	185	220,789
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	287	291,157
6.88%, 01/15/30		666	680,837
8.75%, 04/15/30(g)		416	425,495
6.75%, 04/15/32		1,178	1,208,945
Crown Americas LLC, 5.88%, 06/01/33(b)		753	758,147
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	222,743
LABL, Inc.(b)
5.88%, 11/01/28		428	374,269
9.50%, 11/01/28		771	712,696
8.63%, 10/01/31		433	370,374
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		5,124	5,207,993
9.25%, 04/15/27		102	101,285
OI European Group BV, 6.25%, 05/15/28(b)	EUR	175	212,841
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	59	59,027
Sealed Air Corp.(b)
4.00%, 12/01/27		205	200,075
5.00%, 04/15/29		86	85,063
6.50%, 07/15/32		268	277,718
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		121	122,774
Trivium Packaging Finance BV(b)
6.63%, 07/15/30	EUR	110	133,918
8.25%, 07/15/30	USD	200	211,497
12.25%, 01/15/31		200	214,387
			16,562,779
Diversified REITs — 2.3%
American Tower Corp., 3.60%, 01/15/28(g)		4,000	3,927,139
Crown Castle, Inc.(g)
3.65%, 09/01/27		8,000	7,862,254
4.15%, 07/01/50		820	626,690
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	188,140
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	638,083
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		534	512,036
Iron Mountain, Inc.(b)
4.88%, 09/15/27(g)		606	602,552
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.(b) (continued)
5.25%, 07/15/30	USD	32	$ 31,562
5.63%, 07/15/32		493	489,081
6.25%, 01/15/33		633	650,854
Rithm Capital Corp., 8.00%, 07/15/30(b)		172	172,860
SBA Communications Corp., 3.13%, 02/01/29(g)		3,003	2,836,267
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		2,570	2,724,309
VICI Properties LP, 5.13%, 05/15/32(g)		3,155	3,143,386
			24,405,213
Diversified Telecommunication Services — 7.8%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,459
5.75%, 08/15/29		715	522,079
AT&T, Inc.
4.65%, 06/01/44		28	24,152
4.35%, 06/15/45		95	78,758
3.50%, 09/15/53(g)		15,960	10,802,643
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		317	318,626
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(i)		2,631	2,400,942
10.75%, 11/30/29		1,571	1,617,851
Fibercop SpA, 6.00%, 09/30/34(b)		600	561,505
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		68	68,026
5.00%, 05/01/28(b)		640	639,731
6.75%, 05/01/29(b)		146	147,909
5.88%, 11/01/29		268	270,450
6.00%, 01/15/30(b)		358	362,617
8.75%, 05/15/30(b)		3,395	3,550,733
8.63%, 03/15/31(b)		395	419,691
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(h)(j)		700	688,975
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(h)		200	196,872
Iliad Holding SASU(b)
7.00%, 10/15/28(g)		735	748,431
8.50%, 04/15/31		1,185	1,267,506
7.00%, 04/15/32		364	372,947
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		80	68,400
4.88%, 06/15/29(g)		1,256	1,173,257
11.00%, 11/15/29		2,281	2,616,339
4.50%, 04/01/30		382	346,110
3.88%, 10/15/30		148	128,390
10.75%, 12/15/30		973	1,103,331
4.00%, 04/15/31		19	16,560
6.88%, 06/30/33		2,774	2,822,609
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		368	357,996
4.13%, 04/15/30		369	359,414
10.00%, 10/15/32		283	288,645
Sable International Finance Ltd., 7.13%, 10/15/32(b)		639	640,797
Sprint Capital Corp.(g)
6.88%, 11/15/28		3,063	3,288,244
8.75%, 03/15/32		2,041	2,475,917
Telecom Italia Capital SA, 7.72%, 06/04/38		478	515,064
Telefonica Emisiones SA, 5.21%, 03/08/47(g)		5,000	4,423,682
Verizon Communications, Inc.(g)
6.40%, 09/15/33		9,475	10,352,174
6.55%, 09/15/43		13,225	14,490,036
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.(g) (continued)
5.01%, 04/15/49	USD	6,998	$ 6,418,502
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		1,643	1,720,691
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		4,004	3,754,857
6.13%, 03/01/28		519	447,883
			83,019,801
Electric Utilities — 4.1%
Alpha Generation LLC, 6.75%, 10/15/32(b)		336	346,364
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		286	286,466
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(h)		200	196,804
Chugoku Electric Power Co., Inc., 5.74%, 01/14/35(h)		200	204,996
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(h)		200	205,750
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	618,216
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(j)		217	204,310
Emera, Inc., Series 16-A, (3-mo. SOFR US + 5.70%), 6.75%, 06/15/76(a)		7,500	7,547,050
FirstEnergy Corp., 2.65%, 03/01/30		73	67,027
Hanwha Futureproof Corp., 4.75%, 04/30/28(h)		375	379,335
Minejesa Capital BV, 4.63%, 08/10/30(h)		158	154,328
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		410	399,853
NextEra Energy Capital Holdings, Inc., (3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(g)		5,000	4,788,225
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(g)		2,750	2,628,197
Pacific Gas and Electric Co.(g)
6.95%, 03/15/34		1,020	1,098,022
4.20%, 06/01/41		2,310	1,776,484
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		150	145,329
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(h)
3.00%, 06/30/30		350	322,350
1.88%, 11/05/31	EUR	200	204,596
PG&E Corp., 5.25%, 07/01/30	USD	226	215,297
Pike Corp., 8.63%, 01/31/31(b)		126	137,035
Progress Energy, Inc., 7.00%, 10/30/31(g)		12,000	13,552,131
Sempra, (5-year CMT + 4.55%), 4.88%(a)(j)		4,375	4,356,963
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(h)		200	188,000
State Grid Overseas Investment BVI Ltd.(h)
1.00%, 08/05/25		200	199,320
3.50%, 05/04/27		200	197,792
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(h)		200	197,778
Vistra Operations Co. LLC(b)
5.50%, 09/01/26		23	23,022
5.63%, 02/15/27		812	812,555
5.00%, 07/31/27		23	22,972
7.75%, 10/15/31		718	763,122
6.88%, 04/15/32		420	439,102
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		942	1,006,154
			43,684,945
Electronic Equipment, Instruments & Components(b) — 0.6%
Coherent Corp., 5.00%, 12/15/29(g)		487	478,298
Imola Merger Corp., 4.75%, 05/15/29		573	553,227
Sensata Technologies BV, 4.00%, 04/15/29		207	196,874

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
4.38%, 02/15/30	USD	2,150	$ 2,052,614
3.75%, 02/15/31(g)		416	379,193
6.63%, 07/15/32		612	629,840
WESCO Distribution, Inc.
7.25%, 06/15/28		1,043	1,055,950
6.63%, 03/15/32		264	274,341
6.38%, 03/15/33		346	357,619
Xerox Corp., 10.25%, 10/15/30		156	163,323
Zebra Technologies Corp., 6.50%, 06/01/32		166	170,694
			6,311,973
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		415	415,424
6.25%, 04/01/28		21	21,069
6.63%, 09/01/32		672	684,659
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		757	783,049
Oceaneering International, Inc., 6.00%, 02/01/28		101	101,833
Star Holding LLC, 8.75%, 08/01/31(b)		366	344,906
Tidewater, Inc., 07/15/30(b)(c)		266	273,677
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	473,951
7.13%, 03/15/29(b)		526	539,114
Weatherford International Ltd., 8.63%, 04/30/30(b)		916	944,146
			4,581,828
Entertainment — 1.7%
Banijay Entertainment SAS, 8.13%, 05/01/29(b)		200	207,492
Boyne USA, Inc., 4.75%, 05/15/29(b)		611	592,879
Caesars Entertainment, Inc.(b)(g)
4.63%, 10/15/29		110	104,999
7.00%, 02/15/30		2,677	2,772,253
6.50%, 02/15/32		812	833,206
Champion Path Holdings Ltd.(h)
4.50%, 01/27/26		500	497,250
4.85%, 01/27/28		500	480,000
Churchill Downs, Inc.(b)
4.75%, 01/15/28		730	720,590
5.75%, 04/01/30		1,506	1,510,908
6.75%, 05/01/31		560	575,580
Cinemark USA, Inc., 7.00%, 08/01/32(b)		109	113,160
Flutter Treasury DAC(b)
6.38%, 04/29/29		224	230,730
5.88%, 06/04/31		644	648,830
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		512	501,155
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		451	452,314
7.25%, 11/15/29		218	224,596
7.50%, 09/01/31		309	323,341
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		388	337,199
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27(g)		425	420,380
3.75%, 01/15/28		155	149,985
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		423	377,999
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		313	301,502
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		333	343,725
Security		Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	242	$ 138,545
5.88%, 09/01/31		310	169,725
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		221	221,286
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		336	323,789
Six Flags Entertainment Corp.(b)
7.00%, 07/01/25		224	224,000
7.25%, 05/15/31(g)		268	275,420
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)		1,139	1,174,804
Vail Resorts, Inc., 6.50%, 05/15/32(b)		518	535,223
Voyager Parent LLC, 9.25%, 07/01/32(b)		396	412,009
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,337	1,327,350
7.13%, 02/15/31(g)		700	746,523
6.25%, 03/15/33		248	249,590
			18,518,337
Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(b)
5.13%, 07/15/29		1,142	1,128,185
6.38%, 02/01/31		100	102,452
GFL Environmental, Inc.(b)
4.00%, 08/01/28		36	34,917
4.75%, 06/15/29(g)		558	550,562
4.38%, 08/15/29		629	610,783
6.75%, 01/15/31		653	683,314
Madison IAQ LLC, 5.88%, 06/30/29(b)(g)		939	923,764
Reworld Holding Corp.
4.88%, 12/01/29(b)		142	135,091
5.00%, 09/01/30		282	266,530
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		1,318	1,368,239
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		211	219,664
			6,023,501
Financial Services — 1.6%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)(g)		1,820	1,852,401
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	231,502
01/15/31(c)		147	150,076
BOC Aviation Ltd., 1.75%, 01/21/26(h)		200	197,167
BOC Aviation USA Corp., 5.25%, 01/14/30(h)		200	206,286
China Cinda 2020 I Management Ltd.(h)
3.25%, 01/28/27		200	195,688
3.00%, 03/18/27		200	194,346
CITIC Ltd., 3.70%, 06/14/26(h)		200	198,638
CMB International Leasing Management Ltd.(h)
1.88%, 08/12/25		200	199,346
(1-day SOFR + 0.76%), 5.15%, 06/04/27(a)		200	199,982
Far East Horizon Ltd.(h)
6.63%, 04/16/27		290	293,335
5.88%, 03/05/28		200	198,854
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		235	244,090
9.13%, 05/15/31		407	419,528
8.38%, 04/01/32		245	247,640
GGAM Finance Ltd.(b)
7.75%, 05/15/26		66	66,676
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
GGAM Finance Ltd.(b) (continued)
8.00%, 02/15/27	USD	307	$ 316,530
8.00%, 06/15/28		202	213,659
6.88%, 04/15/29		462	477,629
5.88%, 03/15/30		286	288,031
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		542	556,227
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(h)		200	199,110
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		475	459,171
JIC Zhixin Ltd., 3.50%, 11/24/27(h)		200	196,754
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)		230	243,412
Manappuram Finance Ltd., 7.38%, 05/12/28(h)		200	202,354
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,110
5.63%, 01/15/30		600	554,250
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		244	244,263
6.50%, 08/01/29		682	696,632
5.13%, 12/15/30		113	114,365
5.75%, 11/15/31		436	442,798
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		301	319,627
7.13%, 11/15/30		396	410,408
6.88%, 05/15/32		461	471,359
6.88%, 02/15/33		263	269,575
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		559	578,977
Piramal Finance Ltd., 7.80%, 01/29/28(h)		200	201,560
Power Finance Corp. Ltd., 3.75%, 12/06/27(h)		200	195,592
Rocket Cos., Inc.(b)
6.13%, 08/01/30		1,724	1,756,808
6.38%, 08/01/33		1,292	1,321,975
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		121	118,008
3.88%, 03/01/31		277	256,784
4.00%, 10/15/33		157	140,463
UWM Holdings LLC, 6.63%, 02/01/30(b)		613	613,633
			17,153,619
Food Products — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		1,147	1,131,204
4.63%, 01/15/27		1,325	1,316,670
5.88%, 02/15/28		898	897,099
3.50%, 03/15/29		54	51,158
4.88%, 02/15/30(g)		171	168,096
6.25%, 03/15/33		240	247,398
Aramark Services, Inc., 5.00%, 02/01/28(b)(g)		225	224,095
B&G Foods, Inc., 8.00%, 09/15/28(b)		127	122,274
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(i)		1,897	2,031,877
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		640	628,154
7.63%, 07/01/29		1,660	1,729,823
Darling Global Finance BV, 4.50%, 07/15/32(b)	EUR	235	280,164
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	581	588,671
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		28	29,714
9.63%, 09/15/32		119	125,565
General Mills, Inc., 4.20%, 04/17/28(g)		620	619,216
Security		Par (000)	Value
Food Products (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	214	$ 221,630
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	66,908
5.00%, 07/15/35		214	211,384
7.13%, 08/01/39(b)(g)		4,415	4,972,630
4.63%, 10/01/39		100	89,700
5.00%, 06/04/42		12	10,824
4.38%, 06/01/46		158	127,826
5.50%, 06/01/50(g)		2,825	2,643,224
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		460	457,158
4.13%, 01/31/30(g)		515	491,102
4.38%, 01/31/32(g)		643	602,169
Performance Food Group, Inc.(b)
4.25%, 08/01/29		851	820,576
6.13%, 09/15/32		712	728,329
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		434	417,176
4.50%, 09/15/31		72	66,831
6.25%, 02/15/32		273	280,558
6.38%, 03/01/33		490	494,467
6.25%, 10/15/34		269	270,528
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		275	259,648
U.S. Foods, Inc.(b)
6.88%, 09/15/28		132	136,484
4.75%, 02/15/29		595	584,561
7.25%, 01/15/32		338	355,929
United Natural Foods, Inc., 6.75%, 10/15/28(b)		336	331,619
			24,832,439
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		161	167,034
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		237	224,225
Venture Global Plaque
6.50%, 01/15/34		1,155	1,155,000
6.75%, 01/15/36		1,205	1,205,000
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		384	411,196
7.75%, 05/01/35		293	317,150
			3,479,605
Ground Transportation — 1.8%
BNSF Funding Trust I, (3-mo. SOFR US + 2.61%), 6.61%, 12/15/55(a)(g)		6,125	6,145,274
CSX Corp., 3.80%, 04/15/50(g)		770	582,907
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		625	637,733
Norfolk Southern Corp., 6.00%, 03/15/2105(g)		12,700	12,044,035
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		185	193,383
			19,603,332
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25(h)	EUR	300	352,678
4.63%, 07/15/28(b)(g)	USD	2,191	2,151,472
3.88%, 11/01/29(b)		395	373,987
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		1,975	2,061,406
Insulet Corp., 6.50%, 04/01/33(b)		314	327,372

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP(b)
3.88%, 04/01/29	USD	362	$ 347,245
5.25%, 10/01/29		3,037	3,013,326
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		915	939,965
Medtronic, Inc., 4.63%, 03/15/45(g)		647	582,048
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		288	297,889
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		279	290,284
Teleflex, Inc., 4.25%, 06/01/28(b)(g)		637	622,344
			11,360,016
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		117	120,537
Aetna, Inc., 3.88%, 08/15/47(g)		3,500	2,547,685
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		609	593,876
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		68	62,308
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(g)		690	679,637
6.00%, 01/15/29(g)		1,469	1,412,985
5.25%, 05/15/30(g)		1,043	924,878
4.75%, 02/15/31(g)		348	297,499
10.88%, 01/15/32		1,006	1,066,226
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		433	448,312
DaVita, Inc.(b)
6.88%, 09/01/32		249	258,009
6.75%, 07/15/33		219	226,139
Elevance Health, Inc., 4.55%, 03/01/48(g)		5,000	4,166,802
Encompass Health Corp.
4.75%, 02/01/30(g)		450	444,288
4.63%, 04/01/31		409	395,801
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(g)		104	94,138
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		280	277,596
HCA, Inc.
5.38%, 09/01/26		359	360,814
5.63%, 09/01/28(g)		833	857,621
5.25%, 06/15/49(g)		3,500	3,109,258
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	1,102,569
IQVIA, Inc.(b)
5.00%, 10/15/26		354	353,637
5.00%, 05/15/27		200	199,325
6.50%, 05/15/30		314	323,729
6.25%, 06/01/32		1,163	1,193,492
LifePoint Health, Inc.(b)
9.88%, 08/15/30(g)		228	246,629
11.00%, 10/15/30(g)		741	817,468
8.38%, 02/15/32		116	123,603
10.00%, 06/01/32(g)		446	460,123
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		182	177,891
3.88%, 11/15/30		187	173,742
3.88%, 05/15/32(g)		198	180,221
6.25%, 01/15/33		268	272,797
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		150	148,875
Star Parent, Inc., 9.00%, 10/01/30(b)		585	615,314
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		956	974,176
Tenet Healthcare Corp.
6.13%, 06/15/30		243	247,224
6.75%, 05/15/31		3,342	3,457,596
Security		Par (000)	Value
Health Care Providers & Services (continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)	USD	357	$ 368,223
UnitedHealth Group, Inc., 6.88%, 02/15/38(g)		10,000	11,367,794
			41,148,837
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		1,071	1,120,861
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		315	323,958
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		159	159,854
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(g)		1,704	1,665,469
6.50%, 04/01/32(g)		1,044	1,073,699
6.50%, 06/15/33		352	362,119
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	185,696
Service Properties Trust
8.63%, 11/15/31(b)		1,619	1,738,113
8.88%, 06/15/32(g)		625	642,661
XHR LP, 6.63%, 05/15/30(b)		154	156,906
			6,308,475
Hotels, Restaurants & Leisure — 2.4%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		253	256,573
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		1,128	1,098,738
4.38%, 01/15/28		2,509	2,460,452
4.00%, 10/15/30		176	164,009
Carnival Corp.(b)
6.00%, 05/01/29		1,391	1,405,525
5.88%, 06/15/31		564	574,575
6.13%, 02/15/33		1,113	1,138,768
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		821	786,367
6.75%, 01/15/30(g)		228	210,399
Fortune Star BVI Ltd.(h)
5.00%, 05/18/26		344	337,550
3.95%, 10/02/26	EUR	200	226,840
Haidilao International Holding Ltd., 2.15%, 01/14/26(h)	USD	200	196,250
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		248	233,176
6.13%, 04/01/32		324	331,820
5.88%, 03/15/33		882	898,650
Las Vegas Sands Corp.
3.50%, 08/18/26		96	94,701
3.90%, 08/08/29		88	83,786
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		7	7,307
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		272	273,603
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		401	315,001
McDonald’s Corp., 4.20%, 04/01/50		480	381,088
Melco Resorts Finance Ltd.
5.75%, 07/21/28(h)		300	293,514
5.38%, 12/04/29(b)		586	549,768
7.63%, 04/17/32(b)		576	582,912
7.63%, 04/17/32(h)		200	202,400
MGM China Holdings Ltd.
5.88%, 05/15/26(h)		200	200,020
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (continued)
4.75%, 02/01/27(b)	USD	200	$ 198,250
7.13%, 06/26/31(b)		200	207,000
MGM Resorts International, 6.13%, 09/15/29		591	601,133
NCL Corp. Ltd.(b)
8.13%, 01/15/29		171	180,265
7.75%, 02/15/29(g)		294	312,605
6.25%, 03/01/30		198	199,690
6.75%, 02/01/32		736	751,919
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		530	538,622
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		195	205,787
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		144	147,420
10.75%, 11/15/29(g)		589	605,225
11.13%, 07/15/30		503	526,138
Station Casinos LLC(b)
4.63%, 12/01/31		976	914,252
6.63%, 03/15/32		204	208,592
Studio City Co. Ltd., 7.00%, 02/15/27(h)		200	200,377
Studio City Finance Ltd.(h)
6.50%, 01/15/28		300	295,125
5.00%, 01/15/29		530	484,579
Sunny Express Enterprises Corp., 2.95%, 03/01/27(h)		200	195,936
Vail Resorts, Inc., 5.63%, 07/15/30		265	265,000
Viking Cruises Ltd.(b)
5.88%, 09/15/27		350	350,196
7.00%, 02/15/29		74	74,649
9.13%, 07/15/31		1,253	1,349,482
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		283	281,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		3	3,002
Wynn Macau Ltd.
5.50%, 01/15/26(h)		230	229,468
5.50%, 01/15/26(b)		200	199,538
5.63%, 08/26/28(b)		1,701	1,668,256
5.13%, 12/15/29(b)		614	587,009
			25,084,927
Household Durables — 0.7%
Beazer Homes USA, Inc., 5.88%, 10/15/27		72	72,140
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		699	623,922
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		168	175,145
Empire Communities Corp., 9.75%, 05/01/29(b)		73	74,653
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		1,094	1,185,962
Lennar Corp., 5.25%, 06/01/26(g)		890	891,812
LGI Homes, Inc.(b)
8.75%, 12/15/28		183	190,236
7.00%, 11/15/32		334	317,885
Mattamy Group Corp., 4.63%, 03/01/30(b)		427	410,407
Meritage Homes Corp., 1.75%, 05/15/28		545	527,683
New Home Co., Inc., 9.25%, 10/01/29(b)		324	335,899
Newell Brands, Inc., 8.50%, 06/01/28(b)		260	273,055
PulteGroup, Inc.
5.00%, 01/15/27		55	55,398
7.88%, 06/15/32		56	64,954
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	43,460
4.00%, 04/01/31		250	229,626
4.38%, 02/01/32		187	171,715
Sekisui House Ltd., 5.10%, 10/23/34(h)		200	197,488
Security		Par (000)	Value
Household Durables (continued)
Somnigroup International, Inc.(b)
4.00%, 04/15/29	USD	563	$ 538,271
3.88%, 10/15/31		9	8,182
STL Holding Co. LLC, 8.75%, 02/15/29(b)		171	178,648
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	34,813
Whirlpool Corp.
6.13%, 06/15/30		259	261,276
6.50%, 06/15/33		275	275,881
			7,138,511
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30(g)		159	150,095
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		83	75,371
			225,466
Independent Power and Renewable Electricity Producers — 1.1%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		520	556,081
Calpine Corp.(b)
5.13%, 03/15/28(g)		2,807	2,803,855
5.00%, 02/01/31		100	98,924
Clearway Energy Operating LLC(b)
4.75%, 03/15/28		592	584,947
3.75%, 01/15/32		307	275,502
Greenko Dutch BV, 3.85%, 03/29/26(h)		709	695,449
India Green Power Holdings, 4.00%, 02/22/27(h)		607	587,663
JERA Co., Inc., 3.67%, 04/14/27(h)		200	197,251
Lightning Power LLC, 7.25%, 08/15/32(b)		13	13,682
NRG Energy, Inc.(b)
5.75%, 07/15/29		555	555,713
6.00%, 02/01/33		1,028	1,038,245
6.25%, 11/01/34		1,193	1,215,486
ReNew Pvt Ltd., 5.88%, 03/05/27(h)		200	198,370
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(h)		550	521,812
San Miguel Global Power Holdings Corp.(a)(h)(j)
(1-year CMT + 6.40%), 8.13%		200	196,500
(5-year CMT + 7.73%), 8.75%		200	199,740
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(j)		247	252,989
XPLR Infrastructure LP(b)
0.00%, 11/15/25(k)		605	588,363
2.50%, 06/15/26		840	802,199
			11,382,771
Industrial Conglomerates(b) — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33		165	167,717
Axon Enterprise, Inc.
6.13%, 03/15/30		111	114,148
6.25%, 03/15/33		201	206,962
Enpro, Inc., 6.13%, 06/01/33		208	212,643
			701,470
Insurance — 6.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)		155	157,197
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(h)(j)		200	196,300
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		26	25,522
6.75%, 10/15/27(g)		1,576	1,575,070
6.75%, 04/15/28		356	361,911
5.88%, 11/01/29		2	1,972
7.00%, 01/15/31		1,283	1,327,148
7.38%, 10/01/32		1,221	1,258,624

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 7.53%, 08/15/53(a)(g)	USD	5,000	$ 4,998,153
AmWINS Group, Inc.(b)
6.38%, 02/15/29		330	336,348
4.88%, 06/30/29		380	369,289
Aon Global Ltd., 4.25%, 12/12/42(g)		6,500	5,308,044
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		291	297,667
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)		2,052	2,145,302
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,767	1,859,321
AssuredPartners, Inc., 7.50%, 02/15/32(b)		544	582,908
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53(a)(b)(g)		4,890	4,665,676
FWD Group Holdings Ltd., 7.64%, 07/02/31(h)		400	438,500
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(h)		200	195,482
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		2,166	2,242,930
8.13%, 02/15/32		1,360	1,414,426
HUB International Ltd.(b)
7.25%, 06/15/30		4,769	4,983,772
7.38%, 01/31/32		5,400	5,650,174
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		816	864,901
10.50%, 12/15/30		540	575,536
Meiji Yasuda Life Insurance Co.(a)(h)
(5-year CMT + 2.91%), 6.10%, 06/11/55		600	598,837
(5-year CMT + 3.03%), 5.80%, 09/11/54		350	344,592
Nanshan Life Pte Ltd., 5.45%, 09/11/34(h)		200	187,884
Nippon Life Insurance Co., (5-year CMT + 3.19%), 6.50%, 04/30/55(a)(b)(g)		7,195	7,448,163
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(g)		12,000	12,616,052
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		3,541	3,678,217
RLGH Finance Bermuda Ltd., 07/02/35(c)(h)		275	277,344
Ryan Specialty LLC(b)
4.38%, 02/01/30		226	218,588
5.88%, 08/01/32		373	375,934
Tongyang Life Insurance Co. Ltd., (5-year CMT + 2.40%), 6.25%, 05/07/35(a)(h)		400	410,460
USI, Inc., 7.50%, 01/15/32(b)(g)		670	706,957
			68,695,201
Interactive Media & Services — 0.5%
Baidu, Inc., 1.63%, 02/23/27		200	191,854
Netflix, Inc.
5.88%, 11/15/28(g)		1,698	1,789,915
5.38%, 11/15/29(b)(g)		2,007	2,096,676
4.88%, 06/15/30(b)		461	471,682
Snap, Inc., 6.88%, 03/01/33(b)		881	904,017
Tencent Holdings Ltd.(h)
3.60%, 01/19/28		200	197,058
3.68%, 04/22/41(g)		200	158,310
			5,809,512
Internet Software & Services — 0.7%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		724	690,892
9.00%, 08/01/29		200	204,491
Alibaba Group Holding Ltd., 2.70%, 02/09/41		200	138,930
ANGI Group LLC, 3.88%, 08/15/28(b)		432	402,769
Security		Par (000)	Value
Internet Software & Services (continued)
Booking Holdings, Inc., 3.55%, 03/15/28(g)	USD	3,375	$ 3,321,392
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		368	354,683
5.63%, 09/15/28		540	521,670
Getty Images, Inc., 11.25%, 02/21/30(b)		57	56,573
ION Trading Technologies SARL, 9.50%, 05/30/29(b)		400	410,800
Match Group Holdings II LLC(b)
4.13%, 08/01/30		383	358,176
3.63%, 10/01/31(g)		279	249,633
Rakuten Group, Inc.
9.75%, 04/15/29(b)		522	571,788
9.75%, 04/15/29(h)		200	219,076
			7,500,873
IT Services — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		364	374,612
CA Magnum Holdings
5.38%, 10/31/26(b)		964	955,541
5.38%, 10/31/26(h)		700	693,857
CACI International, Inc., 6.38%, 06/15/33(b)		440	454,057
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		739	774,189
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		196	201,907
KBR, Inc., 4.75%, 09/30/28(b)		93	89,048
McAfee Corp., 7.38%, 02/15/30(b)(g)		613	578,907
Wipro IT Services LLC, 1.50%, 06/23/26(h)		200	194,060
			4,316,178
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 04/01/29(b)		122	116,898
Machinery — 0.9%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		70	68,290
4.13%, 04/15/29		248	239,094
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		849	888,840
9.50%, 01/01/31		93	99,269
Esab Corp., 6.25%, 04/15/29(b)		405	414,664
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		200	158,000
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		736	769,523
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		177	186,283
Regal Rexnord Corp., 6.40%, 04/15/33(g)		510	538,460
Terex Corp.(b)
5.00%, 05/15/29		634	618,856
6.25%, 10/15/32		232	232,470
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)		796	796,826
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		3,002	2,999,895
Vertiv Group Corp., 4.13%, 11/15/28(b)		1,191	1,161,208
			9,171,678
Media — 6.0%
Cable One, Inc., 0.00%, 03/15/26(k)		136	128,670
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		131	130,521
6.38%, 09/01/29		7,991	8,151,110
4.75%, 03/01/30		160	155,008
4.50%, 08/15/30		113	107,732
4.25%, 02/01/31		1,041	972,474
7.38%, 03/01/31(g)		2,701	2,818,250
4.75%, 02/01/32		40	37,941
4.25%, 01/15/34(g)		1,252	1,114,514
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	503,098
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.48%, 10/23/45	USD	9,584	$ 9,496,219
5.38%, 05/01/47		1,500	1,301,866
6.83%, 10/23/55		3,540	3,622,713
Cox Communications, Inc., 8.38%, 03/01/39(b)(g)		5,000	5,952,368
CSC Holdings LLC(b)
5.50%, 04/15/27		402	383,808
5.38%, 02/01/28		877	802,943
11.25%, 05/15/28		1,240	1,235,333
11.75%, 01/31/29		1,483	1,410,564
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		1,062	1,058,534
10.00%, 02/15/31		1,042	1,011,598
Discovery Communications LLC
4.88%, 04/01/43		4,000	2,376,200
6.87%		4,000	2,376,200
DISH DBS Corp.(b)
5.25%, 12/01/26		1,214	1,101,705
5.75%, 12/01/28		907	785,122
DISH Network Corp., 11.75%, 11/15/27(b)		1,876	1,933,829
Gray Media, Inc.(b)
7.00%, 05/15/27		427	426,809
10.50%, 07/15/29(g)		1,019	1,094,686
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		860	579,287
Midcontinent Communications, 8.00%, 08/15/32(b)		481	509,030
Paramount Global, 5.85%, 09/01/43(g)		1,300	1,131,414
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		875	883,939
Sirius XM Radio LLC(b)
3.13%, 09/01/26		53	52,000
5.00%, 08/01/27		684	678,141
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		768	726,336
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		1,000	989,293
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,634,491
Univision Communications, Inc.(b)
6.63%, 06/01/27		604	602,352
8.00%, 08/15/28		1,110	1,126,405
8.50%, 07/31/31		521	521,577
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)		1,452	1,421,487
Ziggo BV, 4.88%, 01/15/30(b)		200	186,805
			63,532,372
Metals & Mining — 2.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(h)		306	309,136
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		724	740,476
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		268	286,007
11.50%, 10/01/31		1,244	1,394,441
ATI, Inc.
5.88%, 12/01/27		253	253,221
7.25%, 08/15/30		657	688,472
5.13%, 10/01/31		656	641,136
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		2,424	2,443,567
Carpenter Technology Corp., 7.63%, 03/15/30		108	111,757
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(h)		200	196,054
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		114	113,908
Security		Par (000)	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc. (continued)
6.88%, 11/01/29(b)	USD	486	$ 478,486
Constellium SE(b)
3.75%, 04/15/29(g)		1,731	1,626,583
6.38%, 08/15/32		446	453,417
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		1,226	1,299,131
8.00%, 03/01/33		259	265,555
JSW Steel Ltd., 3.95%, 04/05/27(h)		500	481,525
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		1,058	1,035,158
4.50%, 06/01/31		1,099	1,028,126
New Gold, Inc., 6.88%, 04/01/32(b)		409	421,506
Novelis Corp.(b)
4.75%, 01/30/30(g)		2,401	2,297,757
6.88%, 01/30/30		597	617,257
3.88%, 08/15/31		1,265	1,136,685
Periama Holdings LLC, 5.95%, 04/19/26(h)		200	199,882
Southern Copper Corp., 5.88%, 04/23/45(g)		3,870	3,806,184
Steel Dynamics, Inc., 3.25%, 10/15/50(g)		1,145	754,842
Vallourec SACA, 7.50%, 04/15/32(b)		449	470,669
Vedanta Resources Finance II PLC(h)
10.88%, 09/17/29		300	310,875
11.25%, 12/03/31		200	209,500
			24,071,313
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		368	357,849
7.75%, 12/01/29		72	76,587
Starwood Property Trust, Inc.
7.25%, 04/01/29		250	262,955
6.00%, 04/15/30		116	117,327
6.50%, 07/01/30		217	224,131
6.50%, 10/15/30		314	324,186
			1,363,035
Oil, Gas & Consumable Fuels — 10.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		508	532,858
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		127	126,785
5.38%, 06/15/29		1,095	1,086,772
6.63%, 02/01/32		417	430,698
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		161	196,823
6.63%, 07/15/33		221	224,204
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		321	335,015
7.25%, 07/15/32		258	273,392
Buckeye Partners LP
6.88%, 07/01/29(b)		29	30,045
6.75%, 02/01/30(b)		116	120,412
5.85%, 11/15/43		383	337,559
5.60%, 10/15/44		191	161,070
Chord Energy Corp., 6.75%, 03/15/33(b)		147	150,179
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		733	762,429
Civitas Resources, Inc.(b)
8.38%, 07/01/28		187	191,471
8.75%, 07/01/31		487	492,410

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44	USD	250	$ 240,377
CNX Resources Corp., 7.25%, 03/01/32(b)		152	157,383
Comstock Resources, Inc.(b)
6.75%, 03/01/29		649	649,401
5.88%, 01/15/30		783	760,543
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		2,468	2,438,128
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		383	373,961
7.38%, 01/15/33		838	800,965
01/15/34(c)		492	492,307
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		378	376,239
Devon Energy Corp.
5.25%, 10/15/27		130	130,281
5.88%, 06/15/28		204	204,092
4.50%, 01/15/30		117	115,798
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		73	76,010
Diamondback Energy, Inc.(g)
3.50%, 12/01/29		692	661,980
6.25%, 03/15/33		2,880	3,067,241
eG Global Finance PLC, 12.00%, 11/30/28(b)		418	461,419
Enbridge, Inc.
6.70%, 11/15/53(g)		5,595	6,051,021
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)		5,000	5,019,805
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77(a)		5,880	5,876,387
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		364	401,986
Energy Transfer LP
5.50%, 06/01/27		406	413,256
7.38%, 02/01/31(b)		417	436,950
6.13%, 12/15/45(g)		3,579	3,515,207
Series B, (3-mo. SOFR US + 4.42%), 6.63%(a)(j)		5,000	4,976,718
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		121	121,541
Enterprise Products Operating LLC(g)
4.90%, 05/15/46		5,375	4,832,291
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		4,800	4,749,200
EQT Corp.(b)
6.38%, 04/01/29		481	496,149
7.50%, 06/01/30		141	154,961
4.75%, 01/15/31		802	789,388
Excelerate Energy LP, 8.00%, 05/15/30(b)		244	257,215
Exxon Mobil Corp., 3.45%, 04/15/51(g)		3,890	2,757,567
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	398,814
8.25%, 01/15/29		67	70,061
8.88%, 04/15/30		110	116,796
7.88%, 05/15/32		425	441,892
8.00%, 05/15/33		127	132,781
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		162	164,270
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		243	249,039
Harvest Midstream I LP, 7.50%, 05/15/32(b)		158	166,875
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		368	378,455
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		238	238,551
5.75%, 02/01/29		221	218,124
6.00%, 04/15/30		32	31,109
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b) (continued)
6.25%, 04/15/32	USD	20	$ 19,097
8.38%, 11/01/33		319	330,990
6.88%, 05/15/34		515	493,283
7.25%, 02/15/35		191	186,770
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		26	27,296
7.38%, 07/15/32		37	38,913
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		935	889,139
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		837	866,246
Kinder Morgan, Inc.
7.80%, 08/01/31		197	226,891
7.75%, 01/15/32(g)		4,586	5,293,710
Kinetik Holdings LP(b)
6.63%, 12/15/28		83	84,892
5.88%, 06/15/30		18	18,153
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		187	188,322
Marathon Petroleum Corp., 5.13%, 12/15/26(g)		937	945,116
Matador Resources Co.(b)
6.88%, 04/15/28		274	279,404
6.50%, 04/15/32		437	437,228
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(h)		400	395,836
MPLX LP
5.20%, 03/01/47(g)		3,500	3,053,189
4.70%, 04/15/48(g)		5,000	4,056,390
5.50%, 02/15/49(g)		2,640	2,383,706
5.65%, 03/01/53		885	812,038
Murphy Oil Corp., 5.88%, 12/01/42		47	38,158
Nabors Industries, Inc., 7.38%, 05/15/27(b)		94	92,825
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(g)		489	494,037
8.38%, 02/15/32		1,206	1,209,622
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		1,117	1,275,534
Noble Finance II LLC, 8.00%, 04/15/30(b)		108	109,968
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		907	915,060
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		244	252,693
NuStar Logistics LP, 6.00%, 06/01/26		163	163,618
Occidental Petroleum Corp., 6.20%, 03/15/40		568	555,771
ONEOK, Inc., 4.85%, 07/15/26		35	35,065
Parkland Corp., 6.63%, 08/15/32(b)		297	303,558
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		211	189,433
Permian Resources Operating LLC(b)
8.00%, 04/15/27		444	453,946
5.88%, 07/01/29		1,002	1,005,883
7.00%, 01/15/32		321	332,775
6.25%, 02/01/33		781	788,248
Pertamina Hulu Energi PT, 5.25%, 05/21/30(h)		300	302,466
Pertamina Persero PT(h)
1.40%, 02/09/26		250	245,301
2.30%, 02/09/31		200	173,750
Petroleos Mexicanos, 6.70%, 02/16/32		695	645,238
Petronas Capital Ltd.(h)
2.48%, 01/28/32		200	174,400
4.50%, 03/18/45		200	172,824
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 8.70%(a)(j)		2,215	2,219,683
Prairie Acquiror LP, 9.00%, 08/01/29(b)		269	280,195
Reliance Industries Ltd., 3.67%, 11/30/27(h)		300	294,279
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		580	581,011
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(g)		1,481	1,489,060
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(h)	USD	500	$ 458,065
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		574	601,018
Sunoco LP, 6.25%, 07/01/33(b)		337	342,628
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	317,848
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		255	253,502
7.38%, 02/15/29		672	690,669
6.00%, 12/31/30		70	68,685
6.00%, 09/01/31		182	177,604
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		398	385,696
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		75	78,022
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		105	106,607
Transocean, Inc.(b)
8.00%, 02/01/27		440	433,452
8.25%, 05/15/29		181	167,342
8.75%, 02/15/30		192	197,442
8.50%, 05/15/31		203	181,208
Valaris Ltd., 8.38%, 04/30/30(b)		558	572,493
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		2,670	2,908,639
8.38%, 06/01/31(g)		1,218	1,265,058
9.88%, 02/01/32		1,226	1,324,035
Vital Energy, Inc.
7.75%, 07/31/29(b)		154	136,003
9.75%, 10/15/30(g)		296	267,918
7.88%, 04/15/32(b)		763	652,381
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		363	360,594
Williams Cos., Inc.(g)
8.75%, 03/15/32		2,478	2,981,834
5.10%, 09/15/45		5,075	4,596,632
Woodside Finance Ltd., 3.70%, 09/15/26(h)		200	197,910
			115,458,951
Paper & Forest Products — 1.6%
International Paper Co.(g)
8.70%, 06/15/38		4,000	4,926,071
7.30%, 11/15/39		10,000	11,469,548
Magnera Corp., 7.25%, 11/15/31(b)		183	172,550
			16,568,169
Passenger Airlines — 0.6%
American Airlines, Inc., 8.50%, 05/15/29(b)(g)		430	450,869
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		295	287,000
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(g)		500	500,284
OneSky Flight LLC, 8.88%, 12/15/29(b)		264	274,888
Singapore Airlines Ltd., 3.00%, 07/20/26(h)		200	197,268
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)		839	812,398
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(g)		2,699	2,753,647
United Airlines, Inc., 4.63%, 04/15/29(b)(g)		1,362	1,322,046
			6,598,400
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		417	425,596
Security		Par (000)	Value
Personal Care Products (continued)
Perrigo Finance Unlimited Co., 6.13%, 09/30/32	USD	425	$ 429,076
Prestige Brands, Inc., 3.75%, 04/01/31(b)		233	214,706
			1,069,378
Pharmaceuticals — 4.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		3,681	3,713,282
AbbVie, Inc.(g)
4.75%, 03/15/45		5,485	4,942,749
4.70%, 05/14/45		3,255	2,918,200
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		2,071	2,050,290
Bayer U.S. Finance LLC, 6.88%, 11/21/53(b)		715	759,310
CVS Health Corp.(g)
5.13%, 07/20/45		3,879	3,435,298
5.05%, 03/25/48		8,205	7,084,590
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(g)		181	191,599
Merck & Co., Inc., 6.50%, 12/01/33(g)		6,420	7,271,499
Option Care Health, Inc., 4.38%, 10/31/29(b)		461	443,665
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)		1,000	961,772
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		707	689,912
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(g)		8,270	7,406,607
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		679	663,933
8.13%, 09/15/31		200	225,062
6.00%, 12/01/32		274	278,452
			43,036,220
Real Estate Management & Development — 0.8%
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(h)		250	254,188
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		327	305,496
Series AI, 7.00%, 04/15/30		320	298,957
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		152	154,449
AYC Finance Ltd., 3.90%(h)(j)		300	191,316
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(h)		200	199,846
CoreLogic, Inc., 4.50%, 05/01/28(b)		1,488	1,419,377
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		216	231,948
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(e)(h)(l)		1,050	28,875
Howard Hughes Corp., 4.13%, 02/01/29(b)		176	167,604
New Metro Global Ltd., 4.50%, 05/02/26(h)		349	324,570
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)(g)		4,485	4,307,173
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(h)		200	192,870
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(h)		200	184,326
Yango Justice International Ltd.(e)(h)(l)
8.25%, 11/25/23		200	250
7.50%, 04/15/24		200	250
			8,261,495
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		505	491,379
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30(g)		10,970	11,215,973
Entegris, Inc., 4.75%, 04/15/29(b)		2	1,978
Lam Research Corp., 4.88%, 03/15/49(g)		875	796,960

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.(g)
3.50%, 04/01/50	USD	2,785	$ 2,080,469
3.70%, 04/01/60		1,760	1,294,175
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	751,223
3.40%, 05/01/30(g)		1,755	1,661,002
QUALCOMM, Inc.(g)
4.30%, 05/20/47		3,500	2,933,128
6.00%, 05/20/53		1,993	2,100,313
TSMC Global Ltd., 2.25%, 04/23/31(h)		250	222,393
			23,057,614
Software — 3.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		3,919	3,857,336
Camelot Finance SA, 4.50%, 11/01/26(b)		377	371,215
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,073	1,118,548
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		101	83,517
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		302	245,423
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(g)		2,895	2,921,961
9.00%, 09/30/29(g)		4,041	4,188,599
8.25%, 06/30/32		2,974	3,165,017
CoreWeave, Inc., 9.25%, 06/01/30(b)		370	378,263
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(g)		592	606,800
Elastic NV, 4.13%, 07/15/29(b)		718	686,064
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		661	676,001
Fair Isaac Corp.(b)
4.00%, 06/15/28		393	382,495
6.00%, 05/15/33		1,569	1,583,381
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b)
4.63%, 05/01/28		205	193,913
8.75%, 05/01/29		219	225,273
Oracle Corp.(g)
3.95%, 03/25/51		4,425	3,266,069
5.55%, 02/06/53		1,280	1,203,677
Playtika Holding Corp., 4.25%, 03/15/29(b)		114	103,456
PTC, Inc., 4.00%, 02/15/28(b)		365	354,758
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		1,008	1,046,421
Twilio, Inc.
3.63%, 03/15/29		259	246,579
3.88%, 03/15/31		558	521,881
UKG, Inc., 6.88%, 02/01/31(b)		3,650	3,787,149
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		345	324,368
			31,538,164
Specialty Retail — 0.0%
Staples, Inc., 10.75%, 09/01/29(b)		210	198,749
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 8.35%, 07/15/46(g)		1,005	1,281,892
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		162	171,865
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		324	328,837
Seagate HDD Cayman
8.25%, 12/15/29		589	627,284
8.50%, 07/15/31		701	752,300
			3,162,178
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods(b) — 0.3%
Beach Acquisition Bidco LLC(c)
07/15/32	EUR	592	$ 702,577
07/15/33	USD	1,271	1,317,411
Crocs, Inc., 4.13%, 08/15/31		244	219,725
Hanesbrands, Inc., 9.00%, 02/15/31		21	22,233
Levi Strauss & Co., 3.50%, 03/01/31		462	422,718
Under Armour, Inc., 7.25%, 07/15/30		156	157,982
			2,842,646
Tobacco(g) — 2.1%
Altria Group, Inc., 10.20%, 02/06/39		13,392	18,459,154
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,614,836
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,252,808
			22,326,798
Trading Companies & Distributors(b) — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	22,702
Gates Corp/DE, 6.88%, 07/01/29		419	435,076
Resideo Funding, Inc.
4.00%, 09/01/29		97	91,432
6.50%, 07/15/32(g)		497	509,173
			1,058,383
Transportation Infrastructure — 0.5%
FedEx Corp., 5.25%, 05/15/50(g)		6,000	5,299,095
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(h)		200	194,654
			5,493,749
Wireless Telecommunication Services — 0.9%
Altice France SA(b)
5.13%, 01/15/29		1,746	1,442,632
5.13%, 07/15/29		800	661,220
5.50%, 10/15/29		200	165,783
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(i)		677	683,287
Sprint LLC, 7.63%, 03/01/26(g)		1,096	1,106,514
T-Mobile U.S., Inc.
4.75%, 02/01/28(g)		1,013	1,012,807
2.63%, 02/15/29		438	410,912
3.38%, 04/15/29		676	650,412
2.88%, 02/15/31		235	213,843
3.50%, 04/15/31(g)		990	929,526
5.05%, 07/15/33(g)		2,000	2,013,554
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		400	366,448
4.75%, 07/15/31		200	185,005
			9,841,943
Total Corporate Bonds — 111.0% (Cost: $1,180,388,917)			1,176,957,433
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)		2	—
Health Care Equipment & Supplies — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		145	145,544
IT Services — 0.0%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		23	22,348
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.0%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	257	$ 258,928
Total Fixed Rate Loan Interests — 0.0% (Cost: $426,909)			426,820
Floating Rate Loan Interests(a)
Aerospace & Defense — 0.3%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		130	130,511
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		140	140,272
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29		158	158,417
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		500	259,080
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		77	39,887
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		325	324,677
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		124	123,849
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		72	71,892
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		88	87,810
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		57	39,889
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28		242	212,961
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		29	28,686
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		75	75,348
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(d)		45	45,174
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		685	686,176
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		253	253,427
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		41	40,615
			2,718,671
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		61	56,570
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30		464	462,184
Security		Par (000)	Value
Automobile Components (continued)
Clarios Global LP (continued)
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32	USD	223	$ 223,140
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(d)		180	179,505
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(d)		14	14,017
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31		325	324,659
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		59	53,243
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		166	161,684
			1,475,002
Beverages — 0.1%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29		252	249,482
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29		116	92,182
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		84	38,377
Sazerac Co., Inc., Term Loan B, 06/25/32(d)(m)		151	150,811
			530,852
Biotechnology — 0.0%
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28		347	346,809
Broadline Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)		64	64,135
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		547	529,701
			593,836
Building Products — 0.1%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31		117	117,263
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29		16	15,775
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.68%, 11/03/28		445	445,406
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.83%, 10/02/28		176	175,294
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		371	365,048
			1,118,786
Capital Markets — 0.2%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28		261	260,812
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.99%, 02/15/31		292	289,710
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30		82	81,910

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	USD	217	$ 217,417
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31		89	89,337
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31		173	172,740
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		189	189,745
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28		192	191,847
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31		199	198,424
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31		306	305,793
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		101	101,617
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28		159	159,230
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(d)		45	45,015
			2,303,597
Chemicals — 0.3%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/24/27(d)		72	67,664
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 08/18/28		90	90,210
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		215	213,655
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		18	17,871
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30		197	197,287
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32		79	78,877
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30		120	120,482
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30		71	67,859
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31		75	68,079
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		175	158,944
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31		173	172,914
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		268	268,434
Security		Par (000)	Value
Chemicals (continued)
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28	USD	158	$ 158,487
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31		207	194,305
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		70	69,127
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		306	302,174
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		229	226,207
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		195	195,701
			2,668,277
Commercial Services & Supplies — 0.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)		110	110,375
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		605	607,245
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28		85	85,019
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.33%, 04/06/28		113	113,061
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30		261	261,632
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27		281	281,345
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32		106	106,000
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28		159	160,167
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31		605	597,340
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29		221	221,404
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32		333	332,724
Grant Thornton Advisors LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/02/31		61	61,017
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30		86	85,936
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		203	182,178
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32		351	351,559
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	USD	109	$ 108,903
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32		240	237,329
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30		262	262,600
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28		81	81,328
Reworld Holding Corp., Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28		6	6,280
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30		11	10,873
Summer BC Holdco B SARL, 2024 USD Term Loan B, 02/15/29(d)		37	36,999
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28		262	260,907
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/02/27		78	74,211
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		108	103,275
			4,739,707
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		201	201,568
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30		38	36,036
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		27	26,318
			263,922
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		515	429,103
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		43	42,892
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28		61	60,785
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28		125	125,458
			658,238
Construction Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		204	204,481
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29		95	85,820
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		103	94,246
Potters Borrower LP, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27		62	62,370
Security		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29	USD	178	$ 177,960
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32		96	95,592
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/14/31		197	196,828
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		24	24,075
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		453	450,399
			1,391,771
Consumer Staples Distribution & Retail — 0.0%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28		47	46,797
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31		164	165,425
			212,222
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30		478	479,018
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		1	1,363
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		237	236,233
Colossus Acquireco LLC, Term Loan B, 06/11/32(m)		176	174,724
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		162	161,872
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29		123	122,958
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32		37	37,030
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		148	144,967
			1,358,165
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28		197	197,340
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		103	102,830
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28		26	26,470
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30		85	84,698
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31		96	96,708
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31		63	62,858

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	USD	191	$ 191,879
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30		74	73,832
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		321	319,821
			1,156,436
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30		79	78,412
Diversified Telecommunication Services — 0.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(d)		244	225,493
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29		93	88,502
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		410	414,186
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		135	132,894
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		102	100,634
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		11	11,497
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28		75	67,583
Radiate Holdco LLC, 2025 FLFO Term Loan, 09/25/29(m)		942	822,514
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		225	222,802
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		649	616,523
			2,702,628
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31		196	195,899
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30		172	172,906
			368,805
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29		145	145,260
Electronic Equipment, Instruments & Components — 0.0%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(d)		56	55,440
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29		246	246,219
			301,659
Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32	USD	56	$ 56,093
Entertainment — 0.2%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		176	174,453
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31		466	466,845
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		228	227,894
2024 Term Loan B2, 09/30/31(m)		114	113,703
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		214	213,926
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		174	165,525
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.34%, 08/19/26(i)(n)		70	64,135
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		107	105,483
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31		369	370,456
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31		438	438,412
			2,340,832
Financial Services — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28		186	185,741
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32		150	149,188
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		214	212,622
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29		317	317,453
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		485	487,025
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		554	555,371
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31		108	107,865
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31		270	269,311
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		363	351,970
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		135	128,632
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		475	475,147
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29	USD	20	$ 19,951
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(m)		105	104,913
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		45	44,537
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		25	25,054
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31		282	283,050
Orion US Finco, 1st Lien Term Loan, 05/20/32(m)		134	134,402
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		288	288,726
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28		45	44,749
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32		80	79,551
			4,265,258
Food Products — 0.1%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		679	681,075
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30		18	17,767
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		73	73,415
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		120	120,199
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32		266	265,627
			1,158,083
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		69	68,566
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		604	600,963
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28		153	126,752
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28		30	24,884
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		53	20,501
			841,666
Security		Par (000)	Value
Health Care Equipment & Supplies — 0.0%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	USD	110	$ 109,902
2025 Term Loan B, 06/26/30(m)		301	300,159
			410,061
Health Care Providers & Services — 0.4%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27		22	21,749
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28		180	181,033
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32		175	175,298
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31		85	84,875
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		416	413,324
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29		214	214,809
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28		307	308,236
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28(i)(n)		77	60,240
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		57	57,508
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 07/01/30		21	19,150
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		185	177,866
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		56	56,570
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		115	113,466
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28		100	51,832
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28		1,074	1,074,248
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28		125	125,822
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		347	338,205
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		14	14,095

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31	USD	75	$ 74,686
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		132	130,615
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30		219	220,054
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31		60	59,896
			3,973,577
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		762	760,748
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31		130	130,255
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29		83	83,826
			974,829
Hotels, Restaurants & Leisure — 0.5%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30		294	291,999
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30		27	26,397
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30		30	29,482
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30		148	148,726
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		207	182,324
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31		537	535,696
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30		114	114,221
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27		31	30,807
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 10/18/28		85	84,920
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		104	104,394
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		263	262,352
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29		627	626,165
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		456	454,345
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(d)	USD	78	$ 77,903
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29		433	435,198
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		117	113,731
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32		123	123,743
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		330	331,292
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27		234	233,547
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29		197	197,283
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30		25	24,664
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28		124	66,110
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29		190	190,405
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29		73	73,349
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31		55	54,552
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31		99	99,000
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31		341	341,100
Voyager Parent LLC, Term Loan B, 05/09/32(m)		160	158,178
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28		152	151,649
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30		157	157,754
			5,721,286
Household Durables — 0.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		353	351,366
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31		86	86,543
Somnigroup International, Inc., 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/24/31		86	86,093
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	USD	99	$ 75,494
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		31	30,459
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		126	125,168
			755,123
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30		230	230,117
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		104	103,522
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27		123	123,595
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31		87	86,741
			543,975
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(d)(m)		46	46,230
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31		38	38,154
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		231	230,718
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30		292	291,307
			606,409
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		1,032	1,031,754
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32		452	451,811
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31		305	305,008
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		432	433,442
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31		235	234,850
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30		549	550,213
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30		142	140,690
Security		Par (000)	Value
Insurance (continued)
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31	USD	305	$ 304,708
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		406	405,818
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		56	56,914
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		259	258,161
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		426	425,227
			4,598,596
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31		195	192,317
IT Services — 0.4%
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		175	166,906
2021 2nd Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		44	40,734
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28		133	131,739
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30		45	43,723
2025 Term Loan B13, 09/19/30(m)		418	405,941
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		448	373,215
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(d)		131	130,836
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31		177	175,320
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31		430	430,947
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(d)		79	79,512
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31		207	207,187
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29		213	212,947
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28		49	41,154
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.54%, 07/27/28		55	25,124
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(e)(i)(l)(n)		122	28,312
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		323	322,121

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Mitchell International, Inc. (continued)
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/17/32	USD	46	$ 45,068
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31		75	71,649
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31		216	215,714
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30		120	120,202
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		217	217,352
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31		505	506,967
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(m)		102	102,797
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29		359	350,490
X.AI LLC, 1st Lien Term Loan , 06/28/30(m)		88	83,783
			4,529,740
Machinery — 0.4%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29		244	244,071
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		316	315,440
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		67	67,589
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)		54	54,327
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28		422	423,221
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31		40	39,683
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		549	549,914
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		105	104,277
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32		217	217,458
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		442	442,502
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29		267	267,712
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.24%, 04/30/30		344	344,881
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		360	360,185
Security		Par (000)	Value
Machinery (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	USD	110	$ 47,682
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		229	229,444
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		97	96,988
			3,805,374
Media — 0.2%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28		285	257,518
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30		154	154,124
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31		149	149,607
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		84	82,651
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		319	310,626
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		58	57,005
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		45	44,852
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		93	92,637
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)		51	50,681
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		44	44,254
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28		122	123,156
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		323	324,606
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		126	122,994
			1,814,711
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30		45	44,906
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28		286	286,140
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30		33	33,225
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30		113	112,718
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32	USD	84	$ 84,300
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32		44	44,306
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28		38	20,312
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 02/03/31		32	32,000
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		358	357,194
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32		36	35,947
			1,051,048
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(m)		92	92,506
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		212	211,514
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		106	104,691
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		166	164,657
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		159	157,229
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28		155	153,965
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29		116	108,602
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31		147	147,572
			1,140,736
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		119	120,899
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		177	177,109
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28		277	278,181
Opal U.S. LLC, USD Term Loan B, 04/28/32(m)		250	250,860
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31		75	72,993
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		81	80,839
			980,881
Professional Services — 0.3%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		241	242,126
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		211	210,023
Security		Par (000)	Value
Professional Services (continued)
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29	USD	90	$ 87,210
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		266	262,782
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28		416	415,518
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(d)		339	338,703
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		648	647,392
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		83	83,176
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		84	78,276
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28		124	122,696
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		204	203,712
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		312	312,238
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31		300	298,570
			3,302,422
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30		70	70,378
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29		88	88,373
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		331	331,735
			420,108
Software — 0.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31		486	487,888
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29		166	137,404
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		453	449,722
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		183	183,208
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32		439	438,583
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		625	625,830
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		368	368,762

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29	USD	88	$ 79,475
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		224	214,231
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31		595	595,184
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(d)		100	99,738
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29		386	387,227
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(d)		71	72,420
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29		442	440,800
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32		72	71,838
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32		646	645,125
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28		174	174,827
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32		404	405,377
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		349	338,277
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		93	87,140
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		79	68,268
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		46	44,304
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28		430	429,791
2025 Fungible Term Loan, 08/31/28(m)		48	48,005
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32		62	62,705
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		258	256,407
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		28	27,470
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		16	15,723
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28		7	6,736
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		128	126,977
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		39	36,808
Security		Par (000)	Value
Software (continued)
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31	USD	471	$ 473,535
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31		603	605,354
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31		391	392,543
			8,897,682
Specialty Retail — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28		18	16,310
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31		129	129,107
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28		440	439,015
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		113	111,342
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 10/20/28		38	36,933
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		89	86,401
			819,108
Trading Companies & Distributors — 0.1%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		469	468,921
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		92	91,879
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		323	315,586
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		66	66,244
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30		85	84,686
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32		40	40,117
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27		109	83,529
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(d)(i)(n)		72	43,378
			1,194,340
Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31		442	440,514
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		184	183,698
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31		265	265,407
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26	USD	119	$ 118,478
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		43	42,422
			1,050,519
Wireless Telecommunication Services — 0.0%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		62	61,266
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		259	258,960
			320,226
Total Floating Rate Loan Interests — 7.6% (Cost: $81,656,853)			80,968,433
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bonds, 5.00%, 01/27/45		6,525	4,959,000
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27(h)		200	193,814
Export-Import Bank of China, 3.38%, 03/14/27(h)		200	198,078
			391,892
Colombia — 0.3%
Colombia Government International Bonds, 5.63%, 02/26/44(g)		4,000	2,949,000
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52		200	142,458
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(h)		200	196,402
Indonesia — 0.2%
Indonesia Government International Bonds
4.65%, 09/20/32		250	248,698
4.85%, 01/11/33		200	200,760
5.25%, 01/17/42(h)		200	196,800
4.75%, 07/18/47(g)(h)		200	179,800
3.70%, 10/30/49		200	149,294
3.50%, 02/14/50(g)		200	143,250
Perusahaan Penerbit SBSN Indonesia III(h)
1.50%, 06/09/26		200	195,802
4.40%, 06/06/27		200	201,075
			1,515,479
Mexico — 0.4%
Mexico Government International Bonds, 4.75%, 03/08/44		5,800	4,571,850
Pakistan — 0.1%
Pakistan Government International Bonds(h)
6.00%, 04/08/26		450	443,025
7.38%, 04/08/31		200	178,050
			621,075
Security		Par (000)	Value
Philippines — 0.0%
Philippines Government International Bonds
3.70%, 03/01/41	USD	300	$ 243,225
2.65%, 12/10/45		200	129,575
			372,800
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29		200	203,720
Saudi Arabia — 0.0%
Saudi Government International Bonds, 4.50%, 10/26/46(h)		200	164,376
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	192,438
Korea Development Bank, 4.38%, 02/15/33		200	196,520
Korea Expressway Corp., 1.13%, 05/17/26		200	194,102
			583,060
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(h)		250	260,781
Uruguay — 0.3%
Uruguay Government International Bonds, 5.10%, 06/18/50(g)		3,500	3,227,000
Total Foreign Agency Obligations — 1.9% (Cost: $23,869,558)			20,158,893

	Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	1,014	19,368
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	170,000	3,556,400
Total Investment Companies — 0.3% (Cost: $3,575,663)		3,575,768

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD	9,980	10,568,586
Total Municipal Bonds — 1.0% (Cost: $9,814,232)			10,568,586
Preferred Securities
Capital Trusts — 11.0%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(j)		2,565	2,540,753
Banks(a)(j) — 1.6%
HDFC Bank Ltd., 3.70%(h)		200	193,530
Industrial & Commercial Bank of China Ltd., 3.20%(h)		300	294,444
Kasikornbank PCL/Hong Kong, 4.00%(h)		300	289,050
Macquarie Bank Ltd., 6.13%(b)		1,885	1,893,795

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Nordea Bank Abp, 6.63%(b)	USD	5,540	$ 5,571,855
PNC Financial Services Group, Inc.
Series V, 6.20%(g)		5,529	5,633,435
Series W, 6.25%		1,250	1,285,284
Rizal Commercial Banking Corp., 6.50%(h)		700	698,250
Standard Chartered PLC(h)
7.63%		200	202,010
7.88%		400	416,236
			16,477,889
Capital Markets — 0.0%
Nomura Holdings, Inc., (a)(c)(j)		375	379,782
Electric Utilities(a) — 1.0%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		1,810	1,942,007
PPL Capital Funding, Inc., Series A, 7.22%, 03/30/67(g)		8,300	8,256,979
			10,198,986
Financial Services — 5.1%
Barclays PLC(a)(j)
4.38%		1,630	1,517,269
9.63%		3,340	3,709,765
Citigroup, Inc.(a)(j)
Series BB, 7.20%		6,750	6,959,803
Series EE, 6.75%		3,200	3,223,565
Goldman Sachs Group, Inc., 6.85%(a)(j)		9,240	9,535,572
HSBC Holdings PLC, 7.05%(a)(j)		400	404,622
JPMorgan Chase & Co., 8.75%, 09/01/30(g)		2,000	2,365,695
Lloyds Banking Group PLC, 7.50%(a)(j)		8,285	8,307,245
Mitsubishi UFJ Financial Group, Inc., 8.20%(a)(j)		425	459,293
NatWest Group PLC(a)(j)
8.00%		970	972,991
8.13%		5,275	5,689,900
Royal Capital BV, 5.00%(a)(h)(j)		200	199,000
Sumitomo Mitsui Financial Group, Inc., 6.45%(a)(j)		300	293,942
UBS Group AG(a)(b)(j)
7.75%		4,845	5,100,637
Series NC10, 9.25%		4,807	5,558,868
			54,298,167
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(a)(b)(j)		1,349	1,365,233
Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30(g)		7,000	8,344,129
Dai-ichi Life Insurance Co. Ltd., 6.20%(a)(h)(j)		200	202,500
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,819,225
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(h)		200	201,730
MetLife, Inc., 6.40%, 12/15/66(g)		5,000	5,235,846
			18,803,430
Oil, Gas & Consumable Fuels(a) — 0.6%
Enterprise Products Operating LLC, 7.37%, 06/01/67		2,500	2,474,112
Venture Global LNG, Inc., 9.00%(b)(j)		3,836	3,729,355
			6,203,467
Passenger Airlines(a)(h)(j) — 0.0%
Airport Authority
2.10%		200	195,870
2.40%		200	188,880
			384,750
Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(e)(h)(j)(l)		209	55,490
Security		Par (000)	Value
Transportation Infrastructure — 0.1%
MTR Corp. CI Ltd., 5.63%(a)(h)(j)	USD	600	$ 604,320
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)		4,745	4,950,672
			116,262,939

	Shares
Preferred Stocks — 0.6%(e)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	22	3,965
Interactive Media & Services — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,111,907)(d)(f)	28,400	6,589,936
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	311	6,983
Series G-1	214	4,822
		11,805
		6,605,706
Total Preferred Securities — 11.6% (Cost: $115,727,180)		122,868,645

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 15.0%
Uniform Mortgage-Backed Securities, 6.00%, 07/15/54(o)	USD	156,425	158,947,015
Total U.S. Government Sponsored Agency Securities — 15.0% (Cost: $157,385,011)			158,947,015

	Shares
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)	321	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 167.7% (Cost: $1,775,618,016)		1,778,909,914
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(p)(q)	6,120,572	$ 6,120,572
Total Short-Term Securities — 0.6% (Cost: $6,120,572)		6,120,572
Total Investments — 168.3% (Cost: $1,781,738,588)		1,785,030,486
Liabilities in Excess of Other Assets — (68.3)%		(724,484,397)
Net Assets — 100.0%		$ 1,060,546,089

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,690,655, representing 0.6% of its net assets as of period end, and an original cost of $3,193,434.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Convertible security.
(o)	Represents or includes a TBA transaction.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 6,317,936	$ —	$ (197,364)(a)	$ —	$ —	$ 6,120,572	6,120,572	$ 129,362	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.32%(b)	04/15/25	Open	$ 63,653	$ 64,241	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	2,949,441	2,976,883	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	04/15/25	Open	670,310	676,618	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	1,293,049	1,305,273	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	251,970	254,352	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	1,084,875	1,095,131	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	1,192,400	1,203,673	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	04/15/25	Open	1,475,530	1,489,574	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	478,125	482,696	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	778,148	785,587	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	210,325	212,336	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	417,375	421,365	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	163,500	165,063	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	172,995	174,649	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	288,621	291,380	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	707,753	714,519	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.47%(b)	04/15/25	Open	$ 150,164	$ 151,599	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	694,031	700,667	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	426,238	430,322	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	136,740	138,050	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	514,058	518,983	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	134,378	135,665	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	87,100	87,935	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	506,491	511,345	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	1,108,250	1,118,870	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	189,248	191,061	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	167,558	169,163	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	175,499	177,180	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	407,500	411,405	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	455,131	459,492	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	531,587	536,681	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	351,140	354,505	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	499,180	503,963	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	563,751	569,358	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/01/25	Open	374,400	377,204	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	05/05/25	Open	5,316,410	5,354,121	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.48 (b)	05/05/25	Open	5,941,250	5,983,393	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,445,826	1,456,105	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,343,775	1,353,328	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,764,000	1,776,791	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,726,954	1,739,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,662,500	3,688,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,817,500	2,837,530	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	7,936,250	7,992,670	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,627,969	4,660,870	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	540,245	544,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,125,000	4,154,325	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,555,312	4,587,697	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	583,225	587,371	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,491,754	1,502,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,419,337	4,450,755	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,998,740	5,034,277	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	594,210	598,434	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,498,931	4,530,915	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,252,500	2,268,513	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	540,925	544,771	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	866,637	872,799	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	9,193,625	9,258,984	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,052,400	3,074,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,393,125	2,410,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,092,744	2,107,621	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,810,125	3,837,212	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,187,900	2,203,454	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	871,200	877,394	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,516,250	2,534,138	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	6,973,725	7,023,302	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	627,125	631,583	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	5,719,275	5,759,934	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	4,186,875	4,216,640	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	10,558,625	10,633,688	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,712,600	2,731,884	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	5,280,000	5,317,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,331,842	2,348,420	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,926,875	2,947,683	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	13,555,625	13,651,994	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,238,995	3,262,022	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	515,690	519,356	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	913,575	920,070	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.49%(b)	05/05/25	Open	$ 4,768,200	$ 4,802,098	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,717,397	3,743,825	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	735,000	740,225	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,076,625	3,098,497	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,155,625	3,178,059	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,870,156	2,890,561	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	2,806,335	2,826,286	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,703,625	1,715,736	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,044,875	1,052,303	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,745,000	3,771,624	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	6,957,137	7,006,597	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	3,219,570	3,242,459	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	1,174,594	1,182,944	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	10,962,500	11,040,434	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	815,299	821,095	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	585,900	590,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	1,191,837	1,200,518	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	05/12/25	Open	2,430,900	2,445,587	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	90,750	91,305	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	351,488	353,636	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	974,750	980,707	Corporate Bonds	Open/Demand
BNP Paribas SA	4.43 (b)	05/12/25	Open	1,406,889	1,415,545	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	546,840	550,220	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	206,625	207,902	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	382,500	384,864	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	4,584,375	4,612,709	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	765,285	770,015	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	05/12/25	Open	459,431	462,277	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	05/12/25	Open	317,983	319,952	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	05/12/25	Open	976,500	982,562	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	05/12/25	Open	902,216	907,818	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	276,210	277,933	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	360,763	363,012	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	1,448,080	1,457,110	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	543,885	547,277	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	962,404	968,405	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	348,983	351,159	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	560,560	564,056	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	183,080	184,222	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	329,779	331,835	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	1,457,680	1,466,770	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	3,984,187	4,009,033	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	201,838	203,096	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	999,894	1,006,129	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	8,547,525	8,600,828	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	1,983,035	1,995,429	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	4,662,500	4,691,641	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	2,288,125	2,302,426	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/15/25	Open	318,409	320,246	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15 (b)	05/16/25	Open	247,565	248,878	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	05/16/25	Open	175,000	175,950	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.45 (b)	05/16/25	Open	4,578,031	4,604,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	17,610,480	17,709,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,926,262	2,943,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	12,585,000	12,657,364	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	10,662,500	10,723,809	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,549,562	2,564,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	4,756,250	4,783,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,233,481	2,246,324	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,887,200	2,903,801	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	1,282,844	1,289,510	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	475,150	477,619	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Goldman Sachs & Co. LLC	4.45%(b)	05/19/25	Open	$ 780,000	$ 784,146	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	1,912,500	1,922,666	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/21/25	Open	927,855	932,600	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/27/25	Open	1,995,000	2,003,728	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	06/04/25	Open	159,885	160,422	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	06/04/25	Open	423,563	424,986	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	06/09/25	Open	79,664	79,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	06/09/25	Open	543,346	544,840	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.15	06/13/25	07/15/25	463,240	464,201	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	759,225	760,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	06/13/25	07/15/25	237,308	237,806	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	06/13/25	07/15/25	364,033	364,806	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	06/13/25	07/15/25	152,663	152,987	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	06/13/25	07/15/25	143,443	143,751	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	3,057,675	3,064,325	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	2,310,000	2,315,024	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	734,580	736,178	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	346,875	347,629	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	989,152	991,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	861,900	863,775	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	4,046,830	4,055,632	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	848,242	850,087	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	566,612	567,858	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,240,562	1,243,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	615,000	616,353	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,632,295	1,635,886	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,673,359	1,677,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	158,445	158,794	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	186,865	187,276	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,431,306	1,434,455	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,458,191	1,461,399	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	1,158,400	1,160,949	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	187,550	187,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	386,418	387,277	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	2,354,572	2,359,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,932,500	1,936,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	614,625	615,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	2,754,544	2,760,673	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	7,125,000	7,140,853	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	4,995,000	5,006,114	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,574,265	1,577,768	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	4,980,495	4,991,577	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	88,481	88,678	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	260,179	260,758	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	451,001	452,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	223,155	223,652	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	515,185	516,331	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,438,244	1,441,444	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,274,875	1,277,712	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	78,881	79,057	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	297,814	298,476	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	537,938	539,134	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	630,315	631,717	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,643,250	1,646,906	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	3,962,500	3,971,317	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	6,123,250	6,136,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	06/13/25	07/15/25	10,890,000	10,914,394	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	06/13/25	07/15/25	5,037,500	5,048,784	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.48	06/13/25	07/15/25	2,820,000	2,826,317	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.49	06/13/25	07/15/25	5,298,075	5,309,969	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	9,877,687	9,899,912	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	5,314,604	5,326,562	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.50%	06/13/25	07/15/25	$ 4,755,000	$ 4,765,699	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	4,805,300	4,816,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	5,713,894	5,726,750	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	4,215,250	4,224,734	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	4,016,737	4,025,775	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	6,707,587	6,722,680	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	2,709,552	2,715,649	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	4,572,000	4,582,287	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,096,875	1,099,398	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.62	06/13/25	07/15/25	170,156	170,549	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.50 (b)	06/13/25	Open	2,158,406	2,163,263	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	2,387,500	2,391,977	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	1,722,487	1,725,717	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	1,181,227	1,183,442	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	2,820,271	2,825,559	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	1,075,450	1,077,467	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	4,131,806	4,139,553	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	978,811	980,647	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	1,045,500	1,047,460	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	709,900	711,231	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	06/23/25	08/01/25	207,561	207,700	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	06/23/25	08/01/25	140,862	140,956	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.75	06/23/25	08/01/25	125,071	125,175	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.00	06/23/25	08/01/25	159,843	159,985	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.37	06/23/25	08/01/25	3,348,610	3,351,861	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	4,393,750	4,398,095	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	7,670,000	7,677,653	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	4,436,500	4,440,927	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	11,850,000	11,861,824	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	3,047,512	3,050,553	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	1,554,403	1,555,954	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	11,303,000	11,314,278	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	1,950,000	1,951,946	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	1,875,000	1,876,871	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	2,322,131	2,324,448	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	3,122,156	3,125,272	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	1,740,375	1,742,112	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	1,959,334	1,961,289	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	4.25	06/26/25	07/29/25	3,420,000	3,422,019	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	06/26/25	07/29/25	692,933	693,346	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	06/26/25	07/29/25	182,813	182,924	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.49 (b)	06/30/25	Open	2,794,382	2,794,382	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.45	06/30/25	07/15/25	2,221,912	2,221,913	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/30/25	07/15/25	3,956,080	3,956,080	Corporate Bonds	Up to 30 Days
				$ 578,104,283	$ 580,832,515

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	946	09/19/25	$ 106,070	$ 2,096,700

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
2-Year U.S. Treasury Note	226	09/30/25	$ 47,019	$ 127,489
5-Year U.S. Treasury Note	506	09/30/25	55,162	742,250
				2,966,439
Short Contracts
10-Year U.S. Ultra Long Treasury Note	810	09/19/25	92,543	(2,127,352)
U.S. Long Bond	880	09/19/25	101,503	(3,836,379)
Ultra U.S. Treasury Bond	164	09/19/25	19,511	(674,833)
				(6,638,564)
				$ (3,672,125)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	113,000	USD	133,050	HSBC Bank PLC	09/17/25	$ 735
USD	3,296,021	EUR	2,853,000	Toronto-Dominion Bank	09/17/25	(81,766)
						$ (81,031)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	74,250	$ 5,704,847	$ 2,084,617	$ 3,620,230

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 2,084,617	$ —	$ 3,620,230	$ —

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 2,966,439	$ —	$ 2,966,439
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 735	$ —	$ —	$ 735
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	3,620,230	—	—	—	—	3,620,230
	$ —	$ 3,620,230	$ —	$ 735	$ 2,966,439	$ —	$ 6,587,404
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 6,638,564	$ —	$ 6,638,564
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	81,766	—	—	81,766
	$ —	$ —	$ —	$ 81,766	$ 6,638,564	$ —	$ 6,720,330

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (54,647)	$ —	$ 6,716,033	$ —	$ 6,661,386
Forward foreign currency exchange contracts	—	—	—	(220,905)	—	—	(220,905)
Options purchased(a)	—	—	(215,583)	—	(1,690,073)	—	(1,905,656)
Options written	—	—	75,377	—	829,772	—	905,149
Swaps	—	(2,757,120)	—	—	—	—	(2,757,120)
	$ —	$ (2,757,120)	$ (194,853)	$ (220,905)	$ 5,855,732	$ —	$ 2,682,854
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (6,702,372)	$ —	$ (6,702,372)
Forward foreign currency exchange contracts	—	—	—	(115,681)	—	—	(115,681)
Options purchased(b)	—	—	—	—	926,790	—	926,790
Options written	—	—	—	—	(478,459)	—	(478,459)
Swaps	—	7,692,094	—	—	—	—	7,692,094
	$ —	$ 7,692,094	$ —	$ (115,681)	$ (6,254,041)	$ —	$ 1,322,372

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$230,363,719
Average notional value of contracts — short	204,513,813
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,738,308
Average amounts sold — in USD	66,525
Options:
Average value of option contracts purchased	122,959
Average value of option contracts written	70,263
Credit default swaps:
Average notional value — buy protection	27,225,000
Average notional value — sell protection	62,025,000
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 962,689
Forward foreign currency exchange contracts	735	81,766
Swaps — centrally cleared	270,829	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	271,564	1,044,455
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(270,829)	(962,689)
Total derivative assets and liabilities subject to an MNA	$ 735	$ 81,766
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
HSBC Bank PLC	$ 735	$ —	$ —	$ —	$ 735

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Toronto-Dominion Bank	$ 81,766	$ —	$ —	$ —	$ 81,766

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 204,124,856	$ —	$ 204,124,856
Common Stocks	—	37,183	276,282	313,465
Corporate Bonds	—	1,176,957,433	—	1,176,957,433
Fixed Rate Loan Interests	—	426,820	—	426,820
Floating Rate Loan Interests	—	78,980,077	1,988,356	80,968,433
Foreign Agency Obligations	—	20,158,893	—	20,158,893
Investment Companies
Equity Funds	—	19,368	—	19,368
Fixed Income Funds	3,556,400	—	—	3,556,400
Municipal Bonds	—	10,568,586	—	10,568,586
Preferred Securities
Capital Trusts	—	116,262,939	—	116,262,939
Preferred Stocks	—	3,965	6,601,741	6,605,706
U.S. Government Sponsored Agency Securities	—	158,947,015	—	158,947,015
Warrants	—	—	—	—
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 6,120,572	$ —	$ —	$ 6,120,572
Unfunded Floating Rate Loan Interests(a)	—	252	24	276
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(169)	—	(169)
	$9,676,972	$1,766,487,218	$8,866,403	$1,785,030,593
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 3,620,230	$ —	$ 3,620,230
Foreign Currency Exchange Contracts	—	735	—	735
Interest Rate Contracts	2,966,439	—	—	2,966,439
Liabilities
Foreign Currency Exchange Contracts	—	(81,766)	—	(81,766)
Interest Rate Contracts	(6,638,564)	—	—	(6,638,564)
	$(3,672,125)	$3,539,199	$—	$(132,926)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $580,832,515 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3- mo. CME Term SOFR + 3.85%), 8.18%, 05/15/37(a)(b)	$1,000	$ 993,803
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3- mo. CME Term SOFR + 4.25%), 8.52%, 04/20/37(a)(b)	1,880	1,862,490
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.89%, 01/05/38(a)(b)	1,000	997,307
Total Asset-Backed Securities — 1.2% (Cost: $3,880,000)		3,853,600

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	16,907
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	613	6,743
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $46,647)(c)(d)(e)	3,712	330,368
Financial Services — 0.2%
Aimbridge Acquisition Co., Inc.(c)(d)	10,658	628,823
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	902	902
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $259,435)(c)(e)	8,353	132,604
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(d)	6,155	—
Industrial Conglomerates(c) — 0.0%
Ameriforge Group, Inc.(d)	832	—
SVP Singer	10,903	51,789
		51,789
IT Services — 0.1%
Travelport Finance Luxembourg SARL(c)(d)	165	443,358
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp.(c)(d)	14,592	145,916
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC(c)(d)	13,201	304,679
Total Common Stocks — 0.6% (Cost: $3,258,332)		2,062,089

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$32	32,157
WR Grace Holdings LLC, 5.63%, 08/15/29	409	370,221
		402,378
Security	Par (000)	Value
Construction & Engineering — 0.0%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	$154	$ 142,086
Diversified Telecommunication Services(b) — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(f)(g)	226	75,569
Zayo Group Holdings, Inc., 6.13%, 03/01/28	155	133,761
		209,330
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 8.50%, 11/10/21(c)(d)(f)	1,050	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	240	229,089
Odeon Finco PLC, 12.75%, 11/01/27	374	390,787
		619,876
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)	742	729,960
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)	304	325,814
Hotels, Restaurants & Leisure(b) — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30	395	364,507
Sabre GLBL, Inc., 11.13%, 07/15/30	480	502,080
		866,587
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%, 10/06/29(b)	193	91,594
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(c)(d)(f)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	220	219,870
Internet Software & Services(b) — 0.2%
Getty Images, Inc., 11.25%, 02/21/30	283	280,878
Uber Technologies, Inc.
6.25%, 01/15/28	137	137,635
4.50%, 08/15/29	235	233,341
		651,854
Machinery(b) — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	225,838
Vertiv Group Corp., 4.13%, 11/15/28	556	542,092
		767,930
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	285	314,604
Pharmaceuticals — 0.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	530	534,647
Software(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30	490	482,290
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	97,574
Cloud Software Group, Inc., 9.00%, 09/30/29	379	392,843
Ellucian Holdings, Inc., 6.50%, 12/01/29	219	223,970
		1,196,677
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	$277	$ 256,079
Total Corporate Bonds — 2.2% (Cost: $7,169,889)		7,329,286
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)	37	—
Health Care Equipment & Supplies — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	715	717,825
IT Services — 0.0%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	123	119,515
Software — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	1,140	1,148,550
Total Fixed Rate Loan Interests — 0.6% (Cost: $2,012,871)		1,985,890
Floating Rate Loan Interests(a)
Aerospace & Defense — 3.6%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30	559	561,197
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30	758	759,376
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29	778	778,455
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28	2,153	1,115,065
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28	438	226,462
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	1,668	1,668,467
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	632	632,356
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32	379	379,429
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	416	415,635
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29	299	207,570
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28	1,188	1,046,202
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29	134	134,528
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	413	414,916
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(d)	215	215,447
Security	Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	$2,838	$ 2,842,280
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	580	580,397
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	72	72,314
		12,050,096
Automobile Components — 1.9%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29	391	363,993
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30	1,985	1,978,102
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32	1,023	1,023,644
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(d)	810	805,051
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(d)	71	71,088
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31	1,214	1,212,714
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28	286	259,900
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28	771	750,954
		6,465,446
Beverages — 0.6%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29	957	946,747
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29	604	479,139
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30	404	186,657
Sazerac Co., Inc., Term Loan B, 06/25/32(d)(h)	539	538,326
		2,150,869
Biotechnology — 0.5%
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28	1,774	1,773,548
Broadline Retail — 0.8%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)	318	317,305
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30	2,569	2,487,167
		2,804,472
Building Products — 1.5%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31	559	558,491
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29	79	79,369
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.68%, 11/03/28	1,930	1,931,415

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.83%, 10/02/28	$859	$ 857,237
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	1,739	1,710,065
		5,136,577
Capital Markets — 3.1%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28	1,315	1,316,456
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31	1,276	1,264,639
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30	371	370,993
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	767	768,437
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31	427	428,003
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31	836	836,741
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	925	928,745
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28	898	898,134
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31	915	912,761
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31	1,383	1,381,229
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	450	450,302
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28	714	715,591
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(d)	164	163,143
		10,435,174
Chemicals — 3.6%
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 08/18/28	443	441,560
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30	1,154	1,148,729
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29	104	103,254
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30	966	968,383
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32	352	351,451
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30	176	176,976
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30	410	392,077
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31	356	324,058
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	844	767,782
Security	Par (000)	Value
Chemicals (continued)
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31	$598	$ 597,248
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28	1,334	1,336,933
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28	756	758,424
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31	995	932,897
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	345	341,684
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	1,525	1,505,076
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	1,010	998,374
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28	841	841,437
		11,986,343
Commercial Services & Supplies — 6.4%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)	563	562,756
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28	2,595	2,606,830
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28	429	430,097
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30	719	719,959
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27	1,253	1,255,482
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32	506	505,268
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28	624	628,927
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31	2,733	2,700,644
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29	1,061	1,061,914
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32	1,488	1,486,765
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/02/31	391	390,745
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30	429	429,641
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28	1,110	996,840
NEP Group, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.84%, 08/19/26	100	90,434
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32	1,555	1,557,046
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	441	440,564
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32	1,038	1,028,145
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30	1,303	1,306,258
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	684	684,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	$53	$ 52,864
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30	50	50,410
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	173	172,996
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28	1,568	1,560,561
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/02/27	436	413,220
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	552	527,898
		21,660,919
Communications Equipment — 0.4%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	848	851,642
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30	214	203,545
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29	141	135,220
		1,190,407
Construction & Engineering — 0.9%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30	2,313	1,926,465
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31	197	197,503
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28	257	257,113
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28	643	646,548
		3,027,629
Construction Materials — 2.0%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31	988	990,692
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29	509	460,443
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	524	481,579
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27	318	318,782
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29	726	725,455
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32	1,537	1,534,458
Security	Par (000)	Value
Construction Materials (continued)
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28	$324	$ 324,100
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29	2,033	2,018,424
		6,853,933
Consumer Staples Distribution & Retail — 0.2%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28	224	225,025
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31	579	583,497
		808,522
Containers & Packaging — 2.2%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30	2,361	2,368,258
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32	5	4,681
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32	1,055	1,050,807
Colossus Acquireco LLC, Term Loan B, 06/11/32(h)	727	721,729
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	815	814,428
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29	1,040	1,042,518
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32	720	722,207
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	777	761,920
		7,486,548
Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28	889	890,728
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 02/03/29	570	492,969
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30	531	531,391
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28	134	133,328
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30	408	408,546
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31	371	371,877
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31	288	289,365
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	947	949,801

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Consumer Services (continued)
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30	$340	$ 341,221
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31	1,306	1,299,731
		5,708,957
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30	299	297,966
Diversified Telecommunication Services — 3.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(d)	925	855,883
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29	465	440,417
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 09/20/30	395	394,825
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32	1,999	2,019,410
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29	766	756,013
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	461	455,107
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28	74	76,116
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28	355	319,416
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.69%, 09/25/29	1,936	1,683,710
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29	278	275,284
USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 01/31/28	609	600,696
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	3,114	2,955,346
		10,832,223
Electric Utilities — 0.6%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31	947	948,147
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30	889	890,695
		1,838,842
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(d)	273	273,240
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29	1,068	1,068,349
		1,341,589
Energy Equipment & Services — 0.1%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32	208	208,347
Entertainment — 3.3%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30	866	860,488
Security	Par (000)	Value
Entertainment (continued)
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31	$2,069	$ 2,074,225
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	1,185	1,185,209
2024 Term Loan B2, 09/30/31(h)	592	592,506
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26	1,141	1,139,989
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	846	802,803
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.34%, 08/19/26(g)	474	435,484
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	588	577,360
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31	1,613	1,618,611
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31	1,829	1,830,189
		11,116,864
Financial Services — 5.9%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28	866	864,635
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32	618	616,644
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	1,030	1,025,499
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29	1,317	1,317,489
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	2,187	2,194,164
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	2,375	2,379,735
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31	522	521,348
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31	1,246	1,241,407
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	1,796	1,742,800
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	650	618,885
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32	2,164	2,164,671
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29	374	375,626
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(h)	531	530,559
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	209	207,758
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30	124	124,268
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31	1,219	1,222,588
Orion US Finco, 1st Lien Term Loan, 05/20/32(h)	658	659,974
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	$1,362	$ 1,365,972
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28	224	223,747
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32	294	293,344
		19,691,113
Food Products — 1.5%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27	2,489	2,494,545
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30	99	100,141
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	611	610,540
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	568	570,198
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32	982	981,163
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 8.28%, 12/31/29	159	133,322
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.08%, 12/31/29	89	48,836
		4,938,745
Ground Transportation — 1.1%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	396	391,704
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	2,210	2,197,168
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28	699	579,019
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28	137	113,670
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29	654	255,200
		3,536,761
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	570	569,138
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.67%, 06/26/30	1,311	1,307,968
		1,877,106
Health Care Providers & Services — 5.5%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27	71	71,561
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28	615	617,064
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32	917	919,123
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31	428	429,410
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	$1,428	$ 1,420,216
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29	965	967,957
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28	1,384	1,387,232
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28(g)	343	268,818
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28	389	394,419
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%, 10.98% PIK), 10.98%, 11/30/28(c)(f)(g)	29	7,354
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 07/01/30	69	61,118
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	937	900,959
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	347	348,795
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.36%), 8.70%, 03/06/28	471	186,064
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31	589	582,132
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28	550	284,972
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29	377	158,970
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28	5,073	5,075,466
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28	490	491,994
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28	1,715	1,669,533
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	86	86,903
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31	347	346,541
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	631	624,495
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30	950	952,841
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31	230	230,077
		18,484,014
Health Care Technology — 1.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29	2,731	2,726,941

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31	$486	$ 487,328
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29	296	296,287
		3,510,556
Hotels, Restaurants & Leisure — 7.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30	1,304	1,296,803
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30	124	121,939
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30	137	136,192
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30	564	565,093
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28	1,068	941,552
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31	2,004	1,999,819
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30	627	625,768
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27	138	137,326
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	488	487,102
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	1,259	1,254,373
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29	2,482	2,477,851
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	2,412	2,402,604
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(d)	384	383,520
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29	1,924	1,933,588
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29	508	495,695
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32	598	601,612
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30	485	486,440
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27	1,161	1,160,507
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29	688	687,359
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30	135	133,185
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28	546	292,070
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29	$892	$ 892,578
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29	256	255,729
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31	332	331,208
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31	206	206,440
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31	1,234	1,235,869
Voyager Parent LLC, Term Loan B, 05/09/32(h)	749	740,469
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28	793	793,322
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30	832	834,470
		23,910,483
Household Durables — 1.1%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	1,757	1,748,834
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31	410	410,676
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28	305	277,396
Somnigroup International, Inc., 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/24/31	307	307,192
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	481	366,295
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29	105	104,166
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27	584	579,474
		3,794,033
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30	1,130	1,129,486
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31	487	486,820
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27	666	667,576
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31	420	420,742
		2,704,624
Industrial Conglomerates — 0.8%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(d)(h)	220	221,100
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31	132	132,536
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	$1,047	$ 1,044,669
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	1,324	1,322,278
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29	144	119,192
		2,839,775
Insurance — 6.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31	4,801	4,801,617
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32	1,792	1,792,317
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31	1,649	1,647,857
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31	1,630	1,633,586
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31	1,203	1,201,953
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30	2,885	2,893,347
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30	756	751,155
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31	1,302	1,300,237
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	1,803	1,802,218
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	325	328,721
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	1,221	1,217,106
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	2,462	2,456,735
		21,826,849
Interactive Media & Services — 0.3%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31	1,047	1,034,692
IT Services — 6.5%
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28	689	656,849
2021 2nd Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29	654	605,460
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 07/31/27	148	147,851
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28	983	971,882
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30	234	228,329
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 09/19/30	1,150	1,115,872
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	2,055	1,711,154
Security	Par (000)	Value
IT Services (continued)
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(d)	$693	$ 692,134
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31	988	980,046
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31	1,806	1,809,532
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(d)	385	385,646
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31	883	883,864
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29	1,030	1,030,622
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28	287	239,709
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%, % PIK), 11.54%, 07/27/28(g)	334	153,595
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(c)(f)(g)	665	153,988
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31	1,395	1,392,231
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/17/32	329	322,338
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31	416	399,542
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31	1,103	1,104,537
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30	595	597,981
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31	1,179	1,180,411
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31	2,627	2,635,151
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(h)	486	489,796
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29	1,696	1,655,354
X.AI LLC, 1st Lien Term Loan, 06/28/30(h)	438	417,011
		21,960,885
Machinery — 5.3%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29	1,217	1,217,894
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	1,423	1,420,014
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	362	362,340
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)	188	187,745
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28	2,137	2,143,975

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31	$198	$ 198,417
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29	2,661	2,666,670
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	577	575,044
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32	1,014	1,016,140
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	2,236	2,236,090
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29	1,318	1,322,192
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.24%, 04/30/30	1,711	1,714,408
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	1,525	1,526,268
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	413	179,247
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31	1,037	1,036,927
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28	68	68,430
		17,871,801
Media — 2.6%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28	1,389	1,255,316
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30	846	845,226
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31	589	589,958
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	439	434,326
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	1,372	1,335,107
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28	272	267,485
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27	185	185,154
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30	648	647,170
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)	244	244,460
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	148	147,512
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28	386	388,429
Security	Par (000)	Value
Media (continued)
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	$1,498	$ 1,504,807
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28	733	715,511
		8,560,461
Oil, Gas & Consumable Fuels — 1.5%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30	244	243,767
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28	1,397	1,396,551
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30	167	167,023
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30	479	478,800
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32	378	379,349
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32	216	217,503
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28	142	75,590
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 02/03/31	192	189,763
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	1,861	1,859,118
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32	178	177,740
		5,185,204
Passenger Airlines — 1.3%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(h)	455	457,503
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	1,055	1,054,413
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	164	162,133
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	913	903,939
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28	564	559,730
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29	569	532,179
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31	727	727,080
		4,396,977
Pharmaceuticals — 1.3%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28	714	724,662
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	554	553,674
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28	$1,100	$ 1,104,449
Opal U.S. LLC, USD Term Loan B, 04/28/32(h)	1,240	1,244,266
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31	334	327,730
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	518	517,524
		4,472,305
Professional Services — 4.6%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28	1,199	1,203,101
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31	1,018	1,015,267
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29	333	323,065
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	1,179	1,164,831
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28	1,792	1,791,897
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(d)	1,142	1,141,499
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	3,395	3,391,804
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	309	309,611
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30	295	273,008
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28	590	582,009
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31	1,223	1,224,389
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31	1,122	1,122,810
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31	1,192	1,184,396
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 09/28/29	579	574,511
		15,302,198
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30	379	380,421
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29	451	453,702
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	762	762,422
		1,216,124
Software — 11.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31	2,224	2,232,230
Security	Par (000)	Value
Software (continued)
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29	$772	$ 638,577
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31	2,101	2,087,332
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	819	817,865
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32	1,595	1,594,966
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	2,455	2,456,827
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	1,865	1,867,717
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29	427	385,637
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28	1,155	1,106,897
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31	2,296	2,296,712
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(d)	450	447,338
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29	1,703	1,705,700
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(d)	352	359,040
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29	1,882	1,878,159
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32	202	201,546
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32	3,098	3,095,996
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28	985	988,680
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32	1,833	1,839,712
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	1,615	1,566,125
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28	443	415,139
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31	368	318,800
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	217	211,087
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28	2,127	2,127,698
2025 Fungible Term Loan, 08/31/28(h)	230	230,025
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32	302	303,643
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28	1,287	1,276,780
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	117	114,442

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Sabre GLBL, Inc. (continued)
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	$66	$ 65,160
2022 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28	33	32,933
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29	557	554,404
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29	163	153,340
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31	1,947	1,956,026
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31	2,626	2,635,682
Voyage Australia Pty. Ltd., USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28	143	142,747
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31	1,628	1,634,150
		39,739,112
Specialty Retail — 1.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28	69	61,644
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31	548	546,836
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28	2,149	2,146,653
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28	578	570,865
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 10/20/28	203	197,420
		3,523,418
Trading Companies & Distributors — 1.8%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	2,123	2,121,640
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	482	482,121
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31	1,483	1,449,202
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	327	327,489
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30	408	408,486
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32	200	200,584
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27	534	408,575
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(d)(g)	1,129	677,243
		6,075,340
Transportation Infrastructure — 1.5%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31	2,158	2,151,962
Security	Par (000)	Value
Transportation Infrastructure (continued)
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	$871	$ 872,126
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31	1,204	1,204,476
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26	509	505,629
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	148	146,427
		4,880,620
Wireless Telecommunication Services — 0.4%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28	567	556,075
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	932	932,533
		1,488,608
Total Floating Rate Loan Interests — 109.5% (Cost: $372,571,194)		368,377,496

	Shares
Investment Companies
Equity Funds — 3.0%
Hearthside Equity	5,718	109,214
Janus Henderson AAA CLO ETF	100,000	5,075,000
SPDR Blackstone Senior Loan ETF	120,000	4,990,800
		10,175,014
Fixed Income Funds — 7.0%
Invesco Senior Loan ETF	540,400	11,305,168
iShares 0-5 Year High Yield Corporate Bond ETF(i)	5,000	215,700
iShares Broad USD High Yield Corporate Bond ETF(i)	195,000	7,314,450
iShares iBoxx $ High Yield Corporate Bond ETF(i)	58,000	4,677,700
		23,513,018
Total Investment Companies — 10.0% (Cost: $33,399,365)		33,688,032

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(j)	$991	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(j)	930	—
Total Other Interests — 0.0% (Cost: $ — )		—

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	207	$ 36,167
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,121	25,225
Series G-1	774	17,418
		42,643
		78,810
Total Preferred Securities — 0.0% (Cost: $184,682)		78,810
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,675	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 124.1% (Cost: $422,476,333)		417,375,203
Liabilities in Excess of Other Assets — (24.1)%		(80,947,616)
Net Assets — 100.0%		$ 336,427,587

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $462,972, representing 0.1% of its net assets as of period end, and an original cost of $306,082.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Trust.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ 31,044,294	$ (31,044,294)	$ —	$ —	$ —	—	$ 10,656	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	2,650	215,700	5,000	6,411	—
iShares Broad USD High Yield Corporate Bond ETF	—	7,193,559	—	—	120,891	7,314,450	195,000	173,302	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,202,200	6,688,650	(4,285,672)	(42,278)	114,800	4,677,700	58,000	171,268	—
				$ (42,278)	$ 238,341	$ 12,207,850		$ 361,637	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,363	GBP	18,000	Morgan Stanley & Co. International PLC	09/17/25	$ (357)

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	4,000	$ 299,867	$ 304,092	$ (4,225)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	B	USD	300	23,050	16,229	6,821
							$ 322,917	$ 320,321	$ 2,596

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	09/20/25	USD	5,000	$ 68,074	$ (21,765)	$ 89,839
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 320,321	$ —	$ 6,821	$ (4,225)
OTC Swaps	—	(21,765)	89,839	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	$ —	$ 6,821	$ —	$ —	$ —	$ —	$ 6,821
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	89,839	—	89,839
	$ —	$ 6,821	$ —	$ —	$ 89,839	$ —	$ 96,660
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 357	$ —	$ —	$ 357
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	4,225	—	—	—	—	4,225
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	21,765	—	21,765
	$ —	$ 4,225	$ —	$ 357	$ 21,765	$ —	$ 26,347

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (1,564)	$ —	$ —	$ (1,564)
Swaps	—	71,795	—	—	46,259	—	118,054
	$ —	$ 71,795	$ —	$ (1,564)	$ 46,259	$ —	$ 116,490
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (623)	$ —	$ —	$ (623)
Swaps	—	21,888	—	—	(139,450)	—	(117,562)
	$ —	$ 21,888	$ —	$ (623)	$ (139,450)	$ —	$ (118,185)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$23,813
Average amounts sold — in USD	— (a)
Credit default swaps:
Average notional value — sell protection	4,150,000
Total return swaps:
Average notional value	5,000,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ —	$ 357
Swaps — centrally cleared	14,510	—
Swaps — OTC(a)	89,839	21,765
Total derivative assets and liabilities in the Statements of Assets and Liabilities	104,349	22,122
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(14,510)	—
Total derivative assets and liabilities subject to an MNA	$ 89,839	$ 22,122

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$ 89,839	$ (21,765)	$ —	$ —	$ 68,074

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Barclays Bank PLC	$ 21,765	$ (21,765)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	357	—	—	—	357
	$ 22,122	$ (21,765)	$ —	$ —	$ 357

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 3,853,600	$ —	$ 3,853,600
Common Stocks
Automobile Components	16,907	—	—	16,907
Construction & Engineering	6,743	—	—	6,743
Entertainment	—	—	330,368	330,368
Financial Services	—	—	628,823	628,823
Ground Transportation	—	902	—	902
Health Care Providers & Services	—	132,604	—	132,604
Household Products	—	—	—	—
Industrial Conglomerates	—	51,789	—	51,789
IT Services	—	—	443,358	443,358
Trading Companies & Distributors	—	—	145,916	145,916
Transportation Infrastructure	—	—	304,679	304,679
Corporate Bonds	—	7,073,207	256,079	7,329,286
Fixed Rate Loan Interests	—	1,985,890	—	1,985,890
Floating Rate Loan Interests	—	359,835,532	8,541,964	368,377,496
Investment Companies
Equity Funds	10,065,800	109,214	—	10,175,014
Fixed Income Funds	23,513,018	—	—	23,513,018
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	36,167	42,643	78,810
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	202	112	314
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(598)	—	(598)
	$33,602,468	$373,078,509	$10,693,942	$417,374,919
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 6,821	$ —	$ 6,821
Interest Rate Contracts	—	89,839	—	89,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Credit Contracts	$ —	$ (4,225)	$ —	$ (4,225)
Foreign Currency Exchange Contracts	—	(357)	—	(357)
	$—	$92,078	$—	$92,078

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $74,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2024	$ 994,251	$ 138,839	$ 1,620,655	$ 15,206,471	$ — (a)	$ 37,905	$ —	17,998,121
Transfers into Level 3(b)	—	—	18,456	2,084,013	—	—	11	2,102,480
Transfers out of Level 3(c)	—	—	(1,168,705)	(8,740,065)	—	—	—	(9,908,770)
Accrued discounts/premiums	—	3,048	357	2,396	—	—	—	5,801
Net realized gain (loss)	34,468	69	3,224	3,163	—	—	—	40,924
Net change in unrealized appreciation (depreciation)(d)(e)	(599,370)	128,657	(15,950)	39,584	—	4,738	101	(442,240)
Purchases	1,464,295	139,455	1,963	4,615,765	—	—	—	6,221,478
Sales	(40,500)	(153,989)	(460,000)	(4,669,363)	—	—	—	(5,323,852)
Closing balance, as of June 30, 2025	$ 1,853,144	$ 256,079	$ —	$ 8,541,964	$ — (a)	$ 42,643	$ 112	10,693,942
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(e)	$ (599,370)	$ 114,027	$ (20,420)	$ 72,958	$ —	$ 4,738	$ 101	(427,966)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Trust used observable inputs in determining the value of certain investments. As of June 30, 2025, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Trust used significant unobservable inputs in determining the value of certain investments. As of June 30, 2025, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	BHK	HYT(a)	BTZ	BGT
ASSETS
Investments, at value — unaffiliated(b)	$ 944,278,386	$ 1,996,351,983	$ 1,778,909,914	$ 405,167,353
Investments, at value — affiliated(c)	8,232,852	18,310,657	6,120,572	12,207,850
Cash	—	388,150	—	—
Cash pledged:
Collateral — reverse repurchase agreements	2,072,046	—	—	—
Collateral — exchange-traded options written	—	—	1,478,000	—
Futures contracts	6,509,000	—	4,679,000	—
Centrally cleared swaps	678,000	2,893,000	6,072,000	328,000
Foreign currency, at value(d)	846,094	1,391,667	1,218	2,676
Receivables:
Investments sold	989,733	7,763,801	7,591,130	4,473,712
Capital shares sold	—	—	—	522,598
Dividends — unaffiliated	—	193,205	—	—
Dividends — affiliated	20,565	5,216	19,272	1,222
Interest — unaffiliated	13,176,388	32,568,348	23,676,996	3,780,101
Variation margin on futures contracts	1,406,328	—	—	—
Variation margin on centrally cleared swaps	—	127,286	270,829	14,510
Swap premiums paid	5,999	64,174	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,320	7,183	735	—
OTC swaps	6,263	1,476,703	—	89,839
Unfunded floating rate loan interests	175	1,508	276	314
Deferred offering costs	147,962	187,510	—	122,504
Prepaid expenses	12,095	52,339	21,188	10,749
Total assets	978,383,206	2,061,782,730	1,828,841,130	426,721,428
LIABILITIES
Bank overdraft	103,318	—	110,228	485,727
Cash received:
Collateral — reverse repurchase agreements	1,945,079	—	1,667,527	—
Collateral — OTC derivatives	—	880,000	—	—
Collateral — TBA commitments	—	—	1,589,046	—
Reverse repurchase agreements, at value	230,795,648	—	580,832,515	—
Payables:
Investments purchased	14,826,351	45,570,064	174,998,977	14,856,451
Reverse repurchase agreements	163,505	—	5,733,758	—
Accounting services fees	82,181	130,984	122,844	43,555
Bank borrowings	—	458,000,000	—	74,000,000
Custodian fees	31,215	34,236	50,987	10,990
Income dividend distributions	126,549	—	377,909	—
Interest expense	—	1,977,562	—	345,060
Investment advisory fees	387,981	968,076	824,833	243,850
Offering costs	127,976	37,769	—	—
Trustees’ and Officer’s fees	238,362	635,396	748,835	173,760
Other accrued expenses	15,621	69,747	15,172	20,881
Principal payups	2,655,004	—	—	—
Professional fees	55,051	75,708	45,351	68,593
Proxy fees	—	—	67,446	—
Transfer agent fees	46,181	95,966	64,989	22,254
Variation margin on futures contracts	170,731	—	962,689	—
Variation margin on centrally cleared swaps	38,146	—	—	—
Swap premiums received	4,022	447,428	—	21,765
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025
	BHK	HYT(a)	BTZ	BGT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 125,667	$ 822,091	$ 81,766	$ 357
OTC swaps	565	6,140	—	—
Unfunded floating rate loan interests	140	1,071	169	598
Total liabilities	251,939,293	509,752,238	768,295,041	90,293,841
Commitments and contingent liabilities
NET ASSETS	$ 726,443,913	$ 1,552,030,492	$ 1,060,546,089	$ 336,427,587
NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$ 886,689,639	$ 1,798,208,695	$ 1,164,140,752	$ 387,299,829
Accumulated loss	(160,245,726)	(246,178,203)	(103,594,663)	(50,872,242)
NET ASSETS	$ 726,443,913	$ 1,552,030,492	$ 1,060,546,089	$ 336,427,587
Net asset value	$ 10.06	$ 9.69	$ 11.36	$ 12.17
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$954,202,729	$1,939,635,679	$1,775,618,016	$410,610,782
(c) Investments, at cost—affiliated	$8,232,852	$17,754,161	$6,120,572	$11,865,551
(d) Foreign currency, at cost	$838,389	$1,382,750	$1,156	$2,590
(e) Shares outstanding	72,224,224	160,169,592	93,324,457	27,639,266
(f) Shares authorized	Unlimited	250 million	Unlimited	Unlimited
(g) Par value	$0.001	$0.10	$0.001	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	BHK	HYT(a)	BTZ	BGT
INVESTMENT INCOME
Dividends — unaffiliated	$42,845	$1,256,079	$127,328	$534,677
Dividends — affiliated	110,563	709,120	129,362	361,637
Interest — unaffiliated	26,052,371	70,072,571	50,067,895	14,091,658
Payment-in-kind interest — unaffiliated	124,753	1,270,909	297,769	169,963
Other income — unaffiliated	862	18,428	23,306	84,024
Total investment income	26,331,394	73,327,107	50,645,660	15,241,959
EXPENSES
Investment advisory	2,272,633	5,733,415	4,892,377	1,485,071
Offering	76,501	—	—	—
Professional	69,068	129,363	64,734	56,654
Accounting services	64,324	98,055	93,237	32,926
Transfer agent	40,496	83,471	52,359	21,601
Trustees and Officer	33,283	89,671	80,327	23,610
Custodian	21,400	26,855	37,585	6,406
Registration	9,478	30,540	16,275	5,658
Printing and postage	6,502	7,113	15,266	6,033
Miscellaneous	15,927	29,113	19,817	6,561
Total expenses excluding interest expense	2,609,612	6,227,596	5,271,977	1,644,520
Interest expense and fees — unaffiliated	7,968,904	11,129,949	12,430,591	1,936,351
Total expenses	10,578,516	17,357,545	17,702,568	3,580,871
Less:
Fees waived and/or reimbursed by the Manager	(2,062)	(76,465)	(2,407)	(48,083)
Total expenses after fees waived and/or reimbursed	10,576,454	17,281,080	17,700,161	3,532,788
Net investment income	15,754,940	56,046,027	32,945,499	11,709,171
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(327,646)	(5,994,922)	(2,914,198)	(2,605,921)
Investments — affiliated	—	(58,113)	—	(42,278)
Forward foreign currency exchange contracts	(496,376)	(4,163,005)	(220,905)	(1,564)
Foreign currency transactions	(22,975)	(460,020)	17,765	50
Futures contracts	(5,483,472)	22,893	6,661,386	—
Options written	—	—	905,149	—
Swaps	134,673	(25,612)	(2,757,120)	118,054
	(6,195,796)	(10,678,779)	1,692,077	(2,531,659)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,442,825	31,046,321	21,005,583	(747,756)
Investments — affiliated	—	372,721	—	238,341
Forward foreign currency exchange contracts	(274,706)	(1,505,644)	(115,681)	(623)
Foreign currency translations	30,282	31,496	(3,015)	202
Futures contracts	4,697,499	(31,915)	(6,702,372)	—
Options written	—	—	(478,459)	—
Swaps	(40,437)	1,126,428	7,692,094	(117,562)
Unfunded floating rate loan interests	587	4,635	(721)	(1,205)
	16,856,050	31,044,042	21,397,429	(628,603)
Net realized and unrealized gain (loss)	10,660,254	20,365,263	23,089,506	(3,160,262)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,415,194	$76,411,290	$56,035,005	$8,548,909
(a) Consolidated Statement of Operations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BHK		HYT(a)
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,754,940	$30,991,491	$56,046,027	$108,305,520
Net realized loss	(6,195,796)	(31,564,588)	(10,678,779)	(7,309,115)
Net change in unrealized appreciation (depreciation)	16,856,050	10,094,872	31,044,042	26,090,798
Net increase in net assets resulting from operations	26,415,194	9,521,775	76,411,290	127,087,203
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(24,236,707)(c)	(31,728,469)	(73,460,971)(c)	(113,650,697)
Return of capital	—	(16,662,102)	—	(22,803,870)
Decrease in net assets resulting from distributions to shareholders	(24,236,707)	(48,390,571)	(73,460,971)	(136,454,567)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	57,509,420	95,831,907
Proceeds from rights offering (Note 11)	166,476,836	—	—	—
Reinvestment of distributions	495,710	1,179,065	5,977,750	10,528,206
Net increase in net assets derived from capital share transactions	166,972,546	1,179,065	63,487,170	106,360,113
NET ASSETS
Total increase (decrease) in net assets	169,151,033	(37,689,731)	66,437,489	96,992,749
Beginning of period	557,292,880	594,982,611	1,485,593,003	1,388,600,254
End of period	$726,443,913	$557,292,880	$1,552,030,492	$1,485,593,003

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BTZ		BGT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$32,945,499	$64,589,850	$11,709,171	$25,830,434
Net realized gain (loss)	1,692,077	(4,234,815)	(2,531,659)	(3,367,523)
Net change in unrealized appreciation (depreciation)	21,397,429	3,002,423	(628,603)	2,583,268
Net increase in net assets resulting from operations	56,035,005	63,357,458	8,548,909	25,046,179
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(46,979,532)(b)	(62,856,630)	(19,204,822)(b)	(26,212,029)
Return of capital	—	(31,102,433)	—	(7,131,653)
Decrease in net assets resulting from distributions to shareholders	(46,979,532)	(93,959,063)	(19,204,822)	(33,343,682)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	26,289,795	40,437,940
Reinvestment of distributions	—	—	—	832,604
Net increase in net assets derived from capital share transactions	—	—	26,289,795	41,270,544
NET ASSETS
Total increase (decrease) in net assets	9,055,473	(30,601,605)	15,633,882	32,973,041
Beginning of period	1,051,490,616	1,082,092,221	320,793,705	287,820,664
End of period	$1,060,546,089	$1,051,490,616	$336,427,587	$320,793,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2025

	BHK	HYT(a)	BTZ	BGT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$26,415,194	$76,411,290	$56,035,005	$8,548,909
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	130,707,713	502,418,882	503,845,338	73,223,863
Purchases of long-term investments	(146,563,363)	(585,531,854)	(543,943,879)	(103,872,743)
Net purchases of short-term securities	(3,766,600)	(2,263,769)	(390,700)	(61,979)
Amortization of premium and accretion of discount on investments and other fees	(1,892,172)	(4,708,165)	(888,212)	(200,773)
Paid-in-kind income	(124,753)	(1,270,909)	(295,218)	(169,963)
Premiums paid on closing options written	—	—	(44,228)	—
Premiums received from options written	—	—	119,605	—
Net realized loss on investments and options written	332,326	6,935,204	2,206,215	2,671,021
Net unrealized (appreciation) depreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(12,198,060)	(30,746,951)	(20,410,809)	650,491
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(16,684)	1,298	(7,912)	632
Dividends — unaffiliated	—	(117,958)	—	—
Interest — unaffiliated	(3,202,739)	(1,405,308)	(929,092)	(963,102)
Variation margin on futures contracts	(1,119,577)	2,964	468,938	—
Variation margin on centrally cleared swaps	—	(84,611)	(270,829)	(10,984)
Swap premiums paid	(1,283)	(15,019)	—	—
Prepaid expenses	(7,064)	(39,963)	(11,506)	(8,248)
Deferred offering costs.	(147,962)	(37,859)	—	19,866
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	1,931,079	—	1,667,527	—
Collateral — OTC derivatives	—	880,000	—	—
Collateral — TBA commitments	—	—	1,589,046	—
Payables
Accounting services fees	32,837	48,568	46,987	16,621
Custodian fees	7,904	12,763	18,816	(730)
Interest expense	(1,484,501)	(24,621)	1,031,077	14,357
Investment advisory fees	(6,090)	20,785	(14,330)	3,438
Trustees’ and Officer’s fees	15,128	8,911	(13,470)	(4,765)
Other accrued expenses	6,289	5,553	12,441	10,938
Professional fees	(45,902)	(26,089)	(38,039)	(38,721)
Transfer agent fees	29,793	69,617	42,745	12,795
Variation margin on futures contracts	(200,076)	—	708,054	—
Variation margin on centrally cleared swaps	21,839	—	(31,545)	—
Swap premiums received	6	(130,867)	—	(51,240)
Other liabilities	(627,077)	—	—	—
Net cash provided by (used for) operating activities	(11,903,795)	(39,588,108)	502,025	(20,210,317)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(23,614,448)	(67,483,221)	(46,601,623)	(19,204,822)
Payments for offering costs	127,976	37,769	—	—
Payments for bank borrowings	—	(289,000,000)	—	(53,000,000)
Proceeds from bank borrowings	—	340,000,000	—	65,000,000
Increase (decrease) in bank overdraft	(28,791)	(920,425)	110,228	485,727
Proceeds from issuance of capital shares	—	57,509,420	—	26,404,051
Proceeds from rights offering	166,476,836	—	—	—
Net borrowing of reverse repurchase agreements	(131,841,211)	—	49,486,887	—
Net cash provided by financing activities	11,120,362	40,143,543	2,995,492	19,684,956
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	28,224	8,245	87	202

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025
	BHK	HYT(a)	BTZ	BGT
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$(755,209)	$563,680	$3,497,604	$(525,159)
Restricted and unrestricted cash and foreign currency at beginning of period	10,860,349	4,109,137	8,732,614	855,835
Restricted and unrestricted cash and foreign currency at end of period	$10,105,140	$4,672,817	$12,230,218	$330,676
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$9,453,405	$11,154,570	$11,399,514	$1,921,994
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$495,710	$5,977,750	$—	$—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$388,150	$—	$—
Cash pledged
Collateral — reverse repurchase agreements	2,072,046	—	—	—
Collateral — exchange-traded options written	—	—	1,478,000	—
Futures contracts	6,509,000	—	4,679,000	—
Centrally cleared swaps	678,000	2,893,000	6,072,000	328,000
Foreign currency at value	846,094	1,391,667	1,218	2,676
	$10,105,140	$4,672,817	$12,230,218	$330,676

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BHK
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.30	$11.02	$10.89	$15.47	$16.45	$15.32
Net investment income(a)	0.29	0.57	0.56	0.64	0.72	0.72
Net realized and unrealized gain (loss)	0.06	(0.39)	0.47	(4.40)	(0.65)	1.24
Net increase (decrease) from investment operations	0.35	0.18	1.03	(3.76)	0.07	1.96
Distributions(b)
From net investment income	(0.45)(c)	(0.59)	(0.54)	(0.69)	(0.80)	(0.64)
From net realized gain	—	—	—	(0.11)	(0.25)	(0.19)
Return of capital	—	(0.31)	(0.36)	(0.02)	—	—
Total distributions	(0.45)	(0.90)	(0.90)	(0.82)	(1.05)	(0.83)
Dilutive effect of rights offer (Note 11)	(0.14)	—	—	—	—	—
Net asset value, end of period	$10.06	$10.30	$11.02	$10.89	$15.47	$16.45
Market price, end of period	$9.72	$10.46	$10.91	$10.38	$16.51	$16.30
Total Return(d)
Based on net asset value	2.03%(e)	1.58%	10.12%	(24.44)%	0.50%(f)	13.24%
Based on market price	(2.92)%(e)	4.19%	14.38%	(32.52)%	8.25%	17.90%
Ratios to Average Net Assets(g)
Total expenses	3.79%(h)(i)	3.67%(j)	3.69%	1.95%	0.85%	0.91%
Total expenses after fees waived and/or reimbursed	3.79%(h)(i)	3.67%(j)	3.69%	1.95%	0.85%	0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.93%(h)(i)	0.88%(j)	0.88%	0.90%	0.81%	0.75%
Net investment income	5.65%(i)	5.37%	5.23%	5.13%	4.50%	4.52%
Supplemental Data
Net assets, end of period (000)	$726,444	$557,293	$594,983	$588,071	$835,314	$886,970
Borrowings outstanding, end of period (000)	$230,796	$364,277	$292,808	$387,219	$405,522	$296,921
Portfolio turnover rate(k)	14%	132%	133%	104%	54%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Trust’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 3.77%, 3.77% and 0.91%, respectively.

(i)	Annualized.
(j)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 3.64%, 3.64% and 0.86%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	13%	96%	81%	76%	34%	55%
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	HYT(a)
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$9.67	$9.73	$9.25	$11.99	$11.95	$11.91
Net investment income(b)	0.36	0.74	0.69	0.67	0.76	0.79
Net realized and unrealized gain (loss)	0.13	0.13	0.72	(2.42)	0.21	0.18
Net increase (decrease) from investment operations	0.49	0.87	1.41	(1.75)	0.97	0.97
Distributions(c)
From net investment income	(0.47)(d)	(0.77)	(0.68)	(0.60)	(0.80)	(0.82)
Return of capital	—	(0.16)	(0.25)	(0.26)	(0.13)	(0.11)
Total distributions	(0.47)	(0.93)	(0.93)	(0.86)	(0.93)	(0.93)
Dilutive effect of rights offer (Note 11)	—	—	—	(0.13)	—	—
Net asset value, end of period	$9.69	$9.67	$9.73	$9.25	$11.99	$11.95
Market price, end of period	$9.75	$9.81	$9.43	$8.74	$12.34	$11.43
Total Return(e)
Based on net asset value	5.19%(f)	9.41%	16.80%	(15.71)%	8.42%	9.57%
Based on market price	4.32%(f)	14.52%	19.80%	(22.62)%	16.66%	11.45%
Ratios to Average Net Assets(g)
Total expenses	2.33%(h)	2.82%	3.35%	1.89%	1.35%	1.50%
Total expenses after fees waived and/or reimbursed	2.32%(h)	2.82%	3.35%	1.89%	1.34%	1.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.82%(h)	0.85%	0.91%	0.91%	0.93%	0.94%
Net investment income	7.52%(h)	7.66%	7.34%	6.61%	6.30%	7.06%
Supplemental Data
Net assets, end of period (000)	$1,552,030	$1,485,593	$1,388,600	$1,319,444	$1,465,171	$1,456,907
Borrowings outstanding, end of period (000)	$458,000	$407,000	$596,000	$529,000	$647,000	$685,000
Asset coverage, end of period per $1,000 of bank borrowings(i)	$4,389	$4,650	$3,330	$3,494	$3,265	$3,127
Portfolio turnover rate	26%	73%	62%	45%	54%	82%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BTZ
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$11.27	$11.59	$11.19	$15.10	$15.71	$14.97
Net investment income(a)	0.35	0.69	0.67	0.77	0.85	0.84
Net realized and unrealized gain (loss)	0.24	0.00 (b)	0.74	(3.76)	(0.45)	0.91
Net increase (decrease) from investment operations	0.59	0.69	1.41	(2.99)	0.40	1.75
Distributions(c)
From net investment income	(0.50)(d)	(0.68)	(0.63)	(0.70)	(0.86)	(0.85)
Return of capital	—	(0.33)	(0.38)	(0.22)	(0.15)	(0.16)
Total distributions	(0.50)	(1.01)	(1.01)	(0.92)	(1.01)	(1.01)
Net asset value, end of period	$11.36	$11.27	$11.59	$11.19	$15.10	$15.71
Market price, end of period	$10.92	$10.46	$10.32	$10.10	$15.05	$14.71
Total Return(e)
Based on net asset value	5.59%(f)	6.72%	14.24%	(19.50)%	2.73%	12.78%
Based on market price	9.36%(f)	11.24%	12.70%	(27.10)%	9.36%	13.07%
Ratios to Average Net Assets(g)
Total expenses	3.42%(h)	3.99%	3.98%	1.79%	1.12%	1.35%
Total expenses after fees waived and/or reimbursed	3.42%(h)	3.98%	3.97%	1.79%	1.12%	1.35%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.02%(h)	1.03%	1.03%	0.94%	0.94%	0.94%
Net investment income	6.36%(h)	6.06%	5.99%	6.22%	5.49%	5.69%
Supplemental Data
Net assets, end of period (000)	$1,060,546	$1,051,491	$1,082,092	$1,045,886	$1,412,147	$1,468,153
Borrowings outstanding, end of period (000)	$580,833	$536,048	$590,829	$589,324	$587,017	$614,172
Portfolio turnover rate(i)	31%	102%	155%	42%	20%	34%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	22%	73%	93%	42%	20%	34%
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BGT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.57	$12.90	$12.43	$13.44	$13.40	$14.10
Net investment income(a)	0.44	1.12	1.22	0.82	0.65	0.66
Net realized and unrealized gain (loss)	(0.12)	(0.01)	0.53	(1.08)	0.17	(0.47)
Net increase (decrease) from investment operations	0.32	1.11	1.75	(0.26)	0.82	0.19
Distributions(b)
From net investment income	(0.72)(c)	(1.13)	(1.22)	(0.75)	(0.66)	(0.69)
Return of capital	—	(0.31)	(0.06)	—	(0.12)	(0.20)
Total distributions	(0.72)	(1.44)	(1.28)	(0.75)	(0.78)	(0.89)
Net asset value, end of period	$12.17	$12.57	$12.90	$12.43	$13.44	$13.40
Market price, end of period	$12.52	$12.86	$12.38	$10.94	$13.99	$11.79
Total Return(d)
Based on net asset value	2.66%(e)	9.11%	15.69%	(1.32)%	6.43%	2.83%
Based on market price	3.23%(e)	16.32%	26.14%	(16.56)%	25.91%	(0.88)%
Ratios to Average Net Assets(f)
Total expenses	2.21%(g)	2.87%	3.04%	2.20%	1.61%	1.72%
Total expenses after fees waived and/or reimbursed	2.18%(g)	2.86%	3.03%	2.20%	1.60%	1.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.98%(g)	1.09%	1.09%	1.17%	1.19%	1.17%
Net investment income	7.24%(g)	8.77%	9.57%	6.40%	4.82%	5.13%
Supplemental Data
Net assets, end of period (000)	$336,428	$320,794	$287,821	$277,978	$300,712	$300,126
Borrowings outstanding, end of period (000)	$74,000	$62,000	$97,000	$91,000	$143,000	$129,000
Asset coverage, end of period per $1,000 of bank borrowings(h)	$5,546	$6,174	$3,967	$4,055	$3,103	$3,327
Portfolio turnover rate	18%	38%	25%	16%	50%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Fund, Inc.	HYT	Maryland	Diversified
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of HYT include the accounts of HYT Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of HYT. The Taxable Subsidiary enables HYT to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for HYT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for HYT. Taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. HYT may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $24,126, which is less than 0.1% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to HYT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Each Trust has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Trust invests. These foreign taxes, if any, are paid by each Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Trusts may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since each Trust has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trusts’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Trust’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:
Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BHK	GrafTech Finance, Inc.	$33,947	$ 33,947	$34,032	$ 85
	Jupiter Buyer, Inc.	4,389	4,367	4,417	50
	Kaman Corp.	9,481	9,469	9,466	(3)
	Signia Aerospace LLC	6,372	6,357	6,397	40
	Springs Windows Fashions, LLC	36,595	36,595	36,458	(137)
					$ 35
HYT	GrafTech Finance, Inc.	$267,440	$ 267,440	$268,109	669

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
HYT (continued)	Jupiter Buyer, Inc.	$40,530	$ 40,328	$40,794	$ 466
	Kaman Corp.	211,032	210,768	210,703	(65)
	Signia Aerospace LLC	59,697	59,547	59,920	373
	Springs Windows Fashions, LLC	268,234	268,234	267,228	(1,006)
					$ 437
BTZ	Citrin Cooperman Advisors LLC	$6,850	$ 6,816	$6,839	23
	Clydesdale Acquisition Holdings, Inc.	2,779	2,780	2,767	(13)
	GrafTech Finance, Inc.	82,799	82,799	83,006	207
	Kaman Corp.	8,297	8,287	8,284	(3)
	Raven Acquisition Holdings LLC	5,926	5,896	5,918	22
	Signia Aerospace LLC	3,760	3,750	3,774	24
	Springs Windows Fashions, LLC	40,765	40,765	40,612	(153)
					$ 107
BGT	Citrin Cooperman Advisors LLC	$32,652	$ 32,489	$32,598	109
	Clydesdale Acquisition Holdings, Inc.	13,751	13,755	13,690	(65)
	Kaman Corp.	39,272	39,221	39,211	(10)
	Raven Acquisition Holdings LLC	24,691	24,568	24,661	93
	Signia Aerospace LLC	17,932	17,887	17,999	112
	Springs Windows Fashions, LLC	139,410	139,410	138,887	(523)
					$ (284)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Trusts to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trusts were as follows:
Trust Name	Average Amount Outstanding	Weighted Average Interest Rate
BHK	$ 353,893,463	4.54%
BTZ	546,069,562	4.58
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BHK and BTZ’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount(b)
BHK
Barclays Capital, Inc.	$ (6,701,788)	$ 6,701,788	$ —	$ —
BNP Paribas SA	(59,475,230)	59,475,230	—	—
BofA Securities, Inc.	(23,231,768)	23,231,768	—	—
Goldman Sachs & Co. LLC	(2,367,883)	2,367,883	—	—
HSBC Bank PLC	(3,876,431)	2,044,039	1,832,392	—
HSBC Securities (USA), Inc.	(93,072,561)	93,072,561	—	—
J.P. Morgan Securities LLC	(2,929,575)	2,929,575	—	—
Nomura Securities International, Inc.	(30,850,525)	30,850,525	—	—
U.S. Bancorp Investments, Inc.	(8,289,887)	8,275,612	—	(14,275)
	$ (230,795,648)	$ 228,948,981	$ 1,832,392	$ (14,275)

(a)
Net collateral, including accrued interest, if any, with a value of $238,976,786 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
BTZ
Barclays Capital, Inc.	$ (61,266,899)	$ 61,266,899	$ —	$ —
BNP Paribas SA	(44,817,942)	44,817,942	—	—
BofA Securities, Inc.	(154,374,065)	154,374,065	—	—
Goldman Sachs & Co. LLC	(4,473,941)	4,473,941	—	—
HSBC Securities (USA), Inc.	(16,083,053)	16,083,053	—	—
J.P. Morgan Securities LLC	(4,298,289)	4,298,289	—	—
Nomura Securities International, Inc.	(26,116,563)	26,116,563	—	—
RBC Capital Markets, LLC	(63,564,041)	63,564,041	—	—
TD Securities (USA) LLC	(205,837,722)	205,837,722	—	—
	$ (580,832,515)	$ 580,832,515	$ —	$ —

(a)
Collateral, if any, with a value of $631,370,775 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trusts’ counterparty on the swap. Each Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Trust agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each Trust bears the risk of loss

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, BHK, BTZ and BGT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of the Trust’s managed assets.
	BHK	BTZ	BGT
Investment advisory fees	0.50%	0.62%	0.75%
For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
For such services, HYT pays the Manager a monthly fee at an annual rate equal to 0.60% of the average daily value of HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage.
For purposes of calculating this fee, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities.
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.
With respect to each Trust, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and, with respect to BHK and BTZ, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees: BHK, HYT and BGT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BHK, HYT and BGT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BHK, HYT and BGT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2025 amounted to $0, $116,473 and $52,086 for each of BHK, HYT and BGT, respectively.
Expense Waivers and Reimbursements:  With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2025, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BHK	$ 2,062
HYT	459
BTZ	2,407
BGT	173
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
HYT	$ 76,006
BGT	47,910
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Trust Name	Purchases	Sales	Purchases	Sales
BHK	$ 40,603,880	$ 45,656,414	$ 112,286,044	$ 79,276,494
HYT	—	—	623,880,128	493,639,044
BTZ	473,027,441	315,221,502	241,389,372	194,883,952
BGT	—	—	105,250,868	73,978,976
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Trust Name	Purchases	Sales
BHK	$ 11,008,971	$ 11,016,740
BTZ	157,385,011	157,562,211
8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Trusts’ NAV.
As of December 31, 2024, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards
BHK	$ (138,824,173)
HYT	(272,585,405)
BTZ	(89,911,261)
BGT	(35,253,439)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BHK	$ 963,033,863	$ 21,316,454	$ (28,880,003)	$ (7,563,549)
HYT	1,958,878,196	78,773,820	(21,613,588)	57,160,232
BTZ	1,782,983,876	52,257,329	(50,343,645)	1,913,684
BGT	422,643,281	3,405,295	(8,581,295)	(5,176,000)
9.
BANK BORROWINGS
HYT and BGT are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT and BGT. As of period end, HYT and BGT have not received any notice to terminate. HYT and BGT have granted a security interest in substantially all of their assets to SSB.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The SSB Agreement allows for the following maximum commitment amounts:
Trust Name	Commitment Amounts
HYT	$ 758,000,000
BGT	157,000,000
Advances will be made by SSB to HYT and BGT at HYT and BGT’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One Month Term SOFR are subject to a 0% floor.
In addition, HYT and BGT paid a commitment fee (based on the daily unused portion of the commitments). Advances to HYT and BGT as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
HYT and BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the six months ended June 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Trust Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
HYT	$ 483,000,000	$ 424,878,453	5.16%
BGT	80,000,000	73,060,773	5.16
10.
PRINCIPAL RISKS
In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:  Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
The Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts’ performance.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
11.
 CAPITAL SHARE TRANSACTIONS
BHK, BTZ and BGT is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. HYT is authorized to issue 250 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Common Shares
As of the close of business on May 27, 2025, BHK issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of BHK’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every three rights held (1-for-3). The Offer expired on June 18, 2025. BHK received from the Offer gross proceeds of $166,476,836 for the issuance of 18,056,056 Common Shares. The rights offering resulted in $(0.14) or (1.41)% NAV dilution since the Common Shares were issued below BHK’s NAV. BHK received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Trust Name	06/30/25	12/31/24
BHK	47,771	109,695
HYT	622,491	1,085,559
BGT	43,040	65,437
For the six months ended June 30, 2025, and the year ended December 31, 2024, shares issued and outstanding remained constant for BTZ.
BHK, HYT and BGT have filed a prospectus with the SEC allowing them to issue an additional 15,000,000, 45,000,000 and 11,000,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, BHK, HYT and BGT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing).  As of period end June 30, 2025, 15,000,000, 29,238,378 and 5,784,848 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended June 30, 2025, BHK, HYT and BGT issued 0, 5,963,899 and 2,074,747 shares, respectively, under the Shelf Offering. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BHK, HYT and BGT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BHK	07/01/25	07/15/25	07/31/25	$ 0.074600
	08/01/25	08/15/25	08/29/25	0.074600
HYT	07/01/25	07/15/25	07/31/25	0.077900
	08/01/25	08/15/25	08/29/25	0.077900
BTZ	07/01/25	07/15/25	07/31/25	0.083900
	08/01/25	08/15/25	08/29/25	0.083900
BGT	07/01/25	07/15/25	07/31/25	0.120280
	08/01/25	08/15/25	08/29/25	0.120280
Notes to Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund, Inc. (“HYT”), BlackRock Credit Allocation Income Trust (“BTZ”) and BlackRock Floating Rate Income Trust (“BGT”) (collectively, the “Funds” and each, a “Fund”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) and each of BHK and BTZ. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with BHK’s, HYT’s and BGT’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered BHK’s performance relative to BHK’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BHK generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BHK, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BHK’s underperformance relative to the Performance Metrics.
The Board reviewed and considered HYT’s performance relative to HYT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, HYT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for HYT, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BTZ’s performance relative to BTZ’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BTZ generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BTZ, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BTZ’s underperformance relative to the Performance Metrics.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BGT’s performance relative to BGT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BGT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BGT, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BHK’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that HYT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BTZ’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
The Board noted that BGT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although each of BHK, HYT and BGT may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each of BHK’s, HYT’s and BGT’s assets will occur primarily through the appreciation of its investment portfolio.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BSL and each of BHK and BTZ for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Additional Information

Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.
The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
BTZ does not make available copies of its Statements of Additional Information because BTZ’s shares are not continuously offered, which means that the Statement of Additional Information of BTZ has not been updated after completion of BTZ’s offerings and the information contained in BTZ’s Statement of Additional Information may have become outdated.
BHK’s, HYT’s and BGT’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BHK, HYT and BGT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BHK, HYT and BGT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, including for BHK, HYT and BGT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time to time, BHK, HYT and BGT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BHK, HYT and BGT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BHK’s, HYT’s and BGT’s  net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BHK, HYT and BGT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
BHK, HYT and BGT filed final prospectuses with the SEC in connection with its Shelf Offering on May 15, 2025, January 31, 2025 and January 3, 2023, respectively. This report and the prospectuses of BHK, HYT and BGT are not offers to sell  BHK, HYT and BGT Common Shares or solicitations of an offer to buy BHK, HYT and BGT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BHK, HYT and BGT contain important information about BHK, HYT and BGT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of  BHK, HYT and BGT carefully and in their entirety before investing. Copies of the final prospectuses for BHK, HYT and BGT can be obtained from BlackRock at blackrock.com.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited(a)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
(a) For BHK and BTZ.
Additional Information

Additional Information (continued)

Trust and Service Providers (continued)
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
TAXBOND-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: August 22, 2025